As filed with the Securities and Exchange Commission on May 1, 2003
                                                             File No. 333-19583
                                                             File No. 811-8015

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
                                    Post-Effective Amendment No. 11         [ ]
                                                                 ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
                              Amendment No. 9

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               National Life Drive
                            Montpelier, Vermont 05604
              (Address of Depositor's Principal Executive Offices)

                 Depositor's Telephone Number: (800) 537-7003

                             D. Russell Morgan, Esq.
                           Assistant General Counsel
                         National Life Insurance Company
                               National Life Drive
                            Montpelier, Vermont 05604

               (Name and Address of Agent for Service of Process)

                                    Copy to:


                            Stephen E. Roth, Esquire
                          Sutherland Asbill & Brennan LLP
                    1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404


       It is proposed that this filing will become effective:
          immediately upon filing pursuant to paragraph (b) of Rule 485
------
  X       on May 1, 2003 pursuant to paragraph (b) of Rule 485
------
          60 days after filing pursuant to paragraph (a) of Rule 485
------

          on May 1, 2001 pursuant to paragraph (a) of Rule 485
------

                            ---------------------

Title of Securities being registered: variable annuities issued by a separate account.

                       Sentinel Advantage Variable Annuity
                               P R O S P E C T U S

                                Dated May 1, 2003



--------------------------------------------------------------------------------
       National Life Insurance Company O Home 0ffice: National Life Drive,
                   Montpelier, Vermont 05604 o 1-800-537-7003
--------------------------------------------------------------------------------

           The Sentinel Advantage Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the "Variable Account"), a separate account of National Life Insurance Company ("National Life, "we, "our, or "us"). We allocate net Premium Payments to either the Variable Account, the Fixed Account, or the Guaranteed Accounts. The Variable Account is currently divided into 28 Subaccounts. Each Subaccount invests in shares of a corresponding underlying Fund option (each a "Fund") described below:

------------------------------------------------------------------------------------------------------------------------
SENTINEL VARIABLE          ALGER AMERICAN                AMERICAN CENTURY                  DREYFUS SOCIALLY RESPONSIBLE
PRODUCTS TRUST             FUND                          VARIABLE PORTFOLIOS, INC.         GROWTH FUND, INC.
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND          GROWTH PORTFOLIO              VP INCOME & GROWTH PORTFOLIO      SOCIALLY RESPONSIBLE GROWTH
MID CAP GROWTH FUND        LEVERAGED ALLCAP PORTFOLIO    VP VALUE PORTFOLIO                FUND
SMALL COMPANY FUND         SMALL CAPITALIZATION
GROWTH INDEX FUND            PORTFOLIO
BALANCED FUND(1)
BOND FUND(2)
MONEY MARKET FUND

Managed by NL Capital      Managed by Fred Alger         Managed by American Century       Managed by The Dreyfus
 Management, Inc.          Management, Inc               Investment Management, Inc.       Corporation
------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE          FIDELITY VARIABLE             INVESCO VARIABLE
INSURANCE PRODUCTS         INSURANCE PRODUCTS            INVESTMENT FUNDS, INC.            J.P. MORGAN SERIES TRUST II
FUNDS                      FUNDS
------------------------------------------------------------------------------------------------------------------------

EQUITY-INCOME PORTFOLIO    CONTRAFUND PORTFOLIO          VIF - DYNAMICS FUND               INTERNATIONAL OPPORTUNITIES
GROWTH PORTFOLIO           INDEX 500 PORTFOLIO           VIF - HEALTH SCIENCES FUND             PORTFOLIO
HIGH INCOME PORTFOLIO      INVESTMENT GRADE BOND         VIF TECHNOLOGY FUND               SMALL COMPANY PORTFOLIO
OVERSEAS PORTFOLIO           PORTFOLIO

Managed by Fidelity        Managed by Fidelity           Managed by INVESCO Funds          Managed by J.P. Morgan Investment
Investments                Investments                   Group, Inc.                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------

                           NEUBERGER BERMAN ADVISERS     STRONG VARIABLE INSURANCE         STRONG OPPORTUNITY FUND II.
                           MANAGEMENT TRUST              FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------

                           PARTNERS PORTFOLIO            MID CAP GROWTH FUND II            OPPORTUNITY FUND II


                            Managed by Neuberger Berman  Managed by Strong Capital         Managed by Strong Capital
                            Management, Inc.             Management, Inc.                  Management, Inc.
------------------------------------------------------------------------------------------------------------------------


----------------------------
(1) For a period expected to end on or about June 1, 2003, the subaccount which will be investing in Sentinel Variable Products Balanced Fund invests in J.P. Morgan GVIT Balanced Fund - Class IV shares. On or about June 1, 2003, shares of Sentinel Variable Products Balanced Fund will be substituted for all the J.P. Morgan GVIT Balanced Fund - Class IV shares owned by this subaccount.

(2) For a period expected to end on or about June 1, 2003, the subaccount which will be investing in Sentinel Variable Products Bond Fund invests in Gartmore GVIT Government Bond Fund - Class IV shares. On or about June 1, 2003, shares of Sentinel Variable Products Bond Fund will be substituted for all the Gartmore GVIT Government Bond Fund - Class IV shares owned by this subaccount.

This Prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 2003 containing further information about the Contracts and the Variable Account is filed with the Securities and Exchange Commission. You can obtain a copy without charge from National Life Insurance Company by calling 1-800-537-7003, by writing to National Life at the address above, or by accessing the SEC's website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to the same telephone number or address. This Prospectus must be accompanied by current prospectuses or profiles for the Funds.

           Investments in these contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of the Prospectus. Any representation to the contrary is a criminal offense.


           The Statement of Additional Information, dated May 1, 2003, is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on the last page of the Prospectus.

                                TABLE OF CONTENTS

                                                                            Page

SUMMARY.......................................................................1
SUMMARY OF CONTRACT EXPENSES..................................................4
UNDERLYING FUND ANNUAL EXPENSES...............................................5
ACCUMULATION UNIT VALUES......................................................8
NATIONAL LIFE INSURANCE COMPANY, THE VARIABLE ACCOUNT, AND
     THE FUNDS................................................................10
          National Life Insurance Company.....................................10
          The Variable Account................................................10
          Underlying Fund Options.............................................10
          Other Information...................................................16
DETAILED DESCRIPTION OF CONTRACT PROVISIONS...................................17
          Issuance of a Contract..............................................17
          Premium Payments....................................................18
                     The Initial Premium Payment..............................18
                     Subsequent Premium Payments..............................18
                     Allocation of Net Premium Payments.......................18
          Transfers  19
          Value of a Variable Account Accumulation Unit.......................20
                     Net Investment Factor....................................20
          Determining the Contract Value......................................20
          Annuitization.......................................................20
                     Maturity Date............................................20
                     Election of Payment Options..............................21
                     Frequency and Amount of Annuity Payments.................21
          Annuitization - Variable Account....................................21
                     Value of an Annuity Unit.................................22
                     Assumed Investment Rate..................................22
          Annuitization - Fixed Account.......................................22
          Annuity Payment Options.............................................22
          Stretch Annuity Payment Option......................................23
          Death of Owner......................................................23
          Death of Annuitant Prior to the Annuitization Date..................24
          Generation-Skipping Transfers.......................................24
          Ownership Provisions................................................24
CHARGES AND DEDUCTIONS........................................................25
          Deductions from the Variable Account................................26
          Contingent Deferred Sales Charge....................................26
          Annual Contract Fee.................................................27
          Transfer Charge.....................................................27
          Premium Taxes.......................................................28
          Charge for Optional Enhanced Death Benefit Rider....................28
          Other Charges.......................................................28
CONTRACT RIGHTS AND PRIVILEGES................................................29
          Free Look...........................................................29
          Loan Privilege -Tax Sheltered Annuities.............................29
          Surrender and Withdrawal............................................33
          Payments............................................................32
          Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract...33
          Telephone Transaction Privilege.....................................33
          Available Automated Fund Management Features........................34
                       Dollar Cost Averaging..................................34
                       Portfolio Rebalancing..................................35
                       Systematic Withdrawals.................................35
          Contract Rights Under Certain Plans.................................35

                                                                            Page

THE FIXED ACCOUNT ............................................................35
          Minimum Guaranteed and Current Interest Rates.......................36
          Enhanced Fixed Account..............................................36
THE GUARANTEED ACCOUNTS   38
          Investments in the Guaranteed Accounts..............................38
          Termination of a Guaranteed Account.................................39
          Market Value Adjustment.............................................39
          Other Matters Relevant to the Guaranteed Accounts...................41
          Preserver Plus Program..............................................42
OPTIONAL ENHANCED DEATH BENEFIT RIDER.........................................42
OPTIONAL ACCELERATED BENEFIT RIDERS...........................................43
FEDERAL INCOME TAX CONSIDERATIONS.............................................43
          Taxation of Non-Qualified Contracts.................................45
          Taxation of Qualified Contracts.....................................45
          Possible Tax Law Changes............................................46
GENDER NEUTRALITY.............................................................46
VOTING RIGHTS.................................................................47
CHANGES TO VARIABLE ACCOUNT...................................................47
ADVERTISING ..................................................................48
          Yield...............................................................48
          Performance.........................................................48
DISTRIBUTION OF THE CONTRACTS.................................................55
INSURANCE MARKETPLACE STANDARDS ASSOCIATION...................................56
FINANCIAL STATEMENTS..........................................................56
STATEMENTS AND REPORTS........................................................56
OWNER INQUIRIES...............................................................56
LEGAL PROCEEDINGS.............................................................56
GLOSSARY......................................................................57
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................60



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LEGALLY BE MADE.

                                     SUMMARY

           This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this Prospectus, the Statement of Additional Information and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us.

HOW DO I PURCHASE A CONTRACT?


           Generally, you may purchase a Contract if you are age 85 and younger (on an age on nearest birthday basis). See "Issuance of a Contract," below. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and at least $1500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums.


CAN I MAKE ADDITIONAL PREMIUM PAYMENTS?


           You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and Massachusetts) but must be at least $100 ($50 for IRA's). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see "Premium Payments," below).


HOW DOES THE "FREE LOOK" RIGHT TO EXAMINE THE CONTRACT WORK?

           To be sure that you are satisfied with the Contract, you have a ten day free look right to examine the Contract. Some states may require a longer period. Within ten days of the day you receive the Contract, you may return the Contract to our Home Office at the address shown on the cover page of this Prospectus. When we receive the Contract, we will void the Contract and refund the Contract Value plus any charges assessed when the Contract was issued, unless otherwise required by state and/or federal law. In the case of IRA's and Contracts issued in states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?


           The Variable Account is a separate investment account that consists of 28 Subaccounts. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which your elected Subaccounts are invested. You may allocate Net Premium Payments among the Fixed Account, the Guaranteed Accounts and the 28 Subaccounts of the Variable Account. The assets of each Subaccount are invested in the corresponding portfolios of the Funds that are listed on the cover page of this Prospectus (see "The Variable Account" and "Underlying Fund Options," below).


           We reserve the right to limit the number of Variable Account Subaccounts, other than the Sentinel Variable Products Trust Money Market Subaccount, used in a single Contract over the entire life of the Contract to 16 different Subaccounts.

           We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value your Contract may be more or less than the premiums paid.

HOW DOES THE FIXED ACCOUNT WORK?


           You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least 3.0% (see "The Fixed Account", below.

HOW DO THE GUARANTEED ACCOUNTS WORK?


           You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 5, 7 or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred. (see "The Guaranteed Accounts", below).


WHEN WILL I RECEIVE PAYMENTS?


           After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see "Annuitization - Frequency and Amount of Annuity Payments," below).


WHAT HAPPENS IF THE OWNER DIES BEFORE ANNUITIZATION?


           If (1) any Owner dies before the Contract Value is transferred to a payment option ("Annuitization");(2) the Enhanced Death Benefit Rider is not elected; and (3) the Owner (or the oldest of Joint Owners) purchased the Contract while he or she was younger than age 81, on an age on nearest birthday basis, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the Net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest). The amount paid will be reduced by premium tax charges, if any. For more information, see "Death of Owner," below.


WHAT HAPPENS IF THE ANNUITANT DIES BEFORE ANNUITIZATION?


           If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see "Death of Annuitant Prior to the Annuitization Date," below).


CAN I MAKE A WITHDRAWAL FROM MY CONTRACT?


           You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see "Surrender and Withdrawal," below). A Withdrawal or a surrender may result in federal income tax, including a federal penalty tax (see "Federal Income Tax Considerations," below), and you may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.


WHAT CHARGES WILL I PAY?


           CONTINGENT DEFERRED SALES CHARGE: We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Net Premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered (see "Contingent Deferred Sales Charge," below).

           Market Value Adjustment: We deduct, or add, a market value adjustment to any amount you surrender, withdraw, or transfer from a Guaranteed Account before its termination date (see "The Guaranteed Accounts, below).

           ANNUAL CONTRACT FEE: We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see "Annual Contract Fee," below).

           ADMINISTRATION CHARGE: We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see "Deductions from the Variable Account," below).

           MORTALITY AND EXPENSE RISK CHARGE: We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see "Deductions from the Variable Account," below).

           CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER: If elected, we deduct an annual charge of 0.20% of the Contract Value at the time of deduction for this option (see "Charge for Optional Enhanced Death Benefit Rider," below).

           PREMIUM TAXES: If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see "Premium Taxes," below).

           INVESTMENT MANAGEMENT FEES AND FUND OPERATING EXPENSES: Charges for investment management services and operating expenses are deducted daily from each portfolio of each Fund (see "Underlying Fund Annual Expenses," below, and the accompanying Fund prospectuses).

           We pay compensation to broker-dealers who sell the Contracts. (See "Distribution of Contracts," below).


CAN I TRANSFER MY CONTRACT VALUE AMONG THE DIFFERENT INVESTMENT OPTIONS?


           You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied. If you elect the telephone transaction privilege, you may make transfers by telephone. See "Transfers" below.


ARE THERE ANY OTHER CONTRACT PROVISIONS?


           For information concerning other important Contract provisions, see "Contract Rights and Privileges," below, and the remainder of this Prospectus.


HOW WILL THE CONTRACT BE TAXED?


           For a brief discussion of our current understanding of the federal tax laws concerning us and the Contract, see "Federal Income Tax
Considerations," below.


WHAT IF I HAVE QUESTIONS?

           We will be happy to answer your questions about the Contract or our procedures. Call or write to us at the phone number or address on the cover page. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

           If you have questions concerning your investment strategies, please contact your registered representative.

                          SUMMARY OF CONTRACT EXPENSES


           The following tables describe the fees and expenses that you will pay when buying, owning, taking a Withdrawal from, and surrendering the Contract.

           The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, or transfer Contract Value between investment options.

CONTRACTOWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases........................................None
Premium Taxes        ...............................................See below(1)
Contingent Deferred Sales Charge (as a percentage of Net Premium Payments surrendered or withdrawn)(2)

Maximum   ....................................................................7%

Transfer Charge ............................................................$25

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio company fees and expenses.


VARIABLE ACCOUNT ANNUAL EXPENSES (DEDUCTED DAILY AS A PERCENTAGE OF VARIABLE ACCOUNT CONTRACT VALUE)
Mortality and Expense Risk Charge..........................................1.25%
Administration Charge......................................................0.15%
                                                                           -----
Total Basic Variable Account Annual Percentage Expenses....................1.40%

Annual Contract Fee3....................................................... $30


OPTIONAL RIDER EXPENSES


Annual Charge for Optional Enhanced Death Benefit Rider........0.20% of Contract
                                                               Value at the time
                                                               of deduction


(1) States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See "Premium Taxes", below.

(2) The Contingent Deferred Sales Charge ("CDSC") declines 1% for each completed year from the date of the affected premium payment, reaching zero after the premium payment has been in the Contract for seven years. Each Contract Year, the Owner may withdraw without a CDSC an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year; in addition, New Jersey and Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply (see "Contingent Deferred Sales Charge", below). After annuitization, we will assess the CDSC, as applicable, on surrenders under Payment Option 1.


(3) The Annual Contract Fee is assessed only upon Contracts which as of the or applicable Contract Anniversary, have a Contract Value of less than $50,000 and is not assessed on Contract Anniversaries after the Annuitization Date.

The next item shows the minimum and maximum total operating expenses charged by portfolio companies that you may pay periodically during the time you own the Contract. The fees and expenses are for the fiscal year ended December 31, 2002, except in the cases of the Sentinel Variable Products Balanced and Bond Funds and the two Gartmore Variable Insurance Trust portfolios, where estimates of expenses for the current fiscal year are shown, since these funds or classes of shares were not in operation during 2002. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

UNDERLYING FUND ANNUAL EXPENSES (AS A PERCENTAGE OF UNDERLYING FUND AVERAGE NET ASSETS)(1,2)



----------------------------------------------------------------------- --------

                                                         Minimum        Maximum

----------------------------------------------------------------------- --------
----------------------------------------------------------------------- --------

Total Annual Portfolio Company Operating Expenses
(expenses that are                                         0.33%          2.12%
deducted from portfolio company
assets, including management fees,
distribution and/or service
12b-1 fees, and other expenses).

----------------------------------------------------------------------- --------

The annual expenses of each individual portfolio company, before any voluntary fee waivers or expense reimbursements, are shown below.

                                                                                                                     Gross
                                                                    Management       12b-1          Other        Total Annual
                                                                      Fee             Fees         Expenses         Expenses
                                                                      ---             ----         --------         --------
Sentinel Variable Products Trust
     Balanced Fund                                                    0.55%             N/A           0.32%           0.87%
     Bond Fund                                                        0.40%             N/A           0.29%           0.69%
     Common Stock Fund                                                0.46%             N/A           0.25%           0.71%
     Growth Index Fund                                                0.30%             N/A           1.82%           2.12%
     Mid Cap Growth Fund                                              0.50%             N/A           0.35%           0.85%
     Money Market Fund                                                0.25%             N/A           0.26%           0.51%
     Small Company Fund                                               0.49%             N/A           0.32%           0.81%
The Alger American Fund
     Alger American Growth Portfolio                                  0.75%             N/A           0.10%           0.85%
     Alger American Leveraged AllCap Portfolio                        0.85%             N/A           0.11%           0.96%
     Alger American Small Capitalization Portfolio                    0.85%             N/A           0.12%           0.97%
American Century Variable Portfolios, Inc.
     VP Income & Growth Portfolio                                     0.70%             N/A           0.00%           0.70%
     VP Value Portfolio                                               0.95%             N/A           0.00%           0.95%
The Dreyfus Socially Responsible Growth Fund, Inc.
     Initial Shares, Socially Responsible Growth Fund, Inc.           0.75%             N/A           0.05%           0.80%
Fidelity: Variable Insurance Products
     Contrafund Portfolio                                             0.58%             N/A           0.10%           0.68%
     Equity Income Portfolio                                          0.48%             N/A           0.09%           0.57%
     Growth Portfolio                                                 0.58%             N/A           0.09%           0.67%
     High Income Portfolio                                            0.58%             N/A           0.12%           0.70%
     Index 500 Portfolio                                              0.24%             N/A           0.09%           0.33%
     Investment Grade Bond                                            0.43%             N/A           0.11%           0.54%
     Overseas Portfolio                                               0.73%             N/A           0.17%           0.90%


                                      -6-



INVESCO Variable Investment Funds, Inc.
     VIF - Dynamics Fund                                              0.75%             N/A           0.37%           1.12%
     VIF - Health Sciences Fund                                       0.75%             N/A           0.32%           1.07%
     VIF - Technology Fund                                            0.75%             N/A           0.36%           1.11%
J.P. Morgan Series Trust II
     International Opportunities Portfolio                            0.60%             N/A           0.92%           1.52%
     Small Company Portfolio                                          0.60%             N/A           0.56%           1.16%
Neuberger Berman Advisers Management Trust
     Partners Portfolio                                               0.83%             N/A           0.08%           0.91%
Strong Variable insurance Funds, Inc.
     Mid Cap Growth                                                   0.75%             N/A           0.72%           1.47%
Strong Opportunity Fund II                                            0.75%             N/A           0.63%           1.38%
Gartmore Variable Insurance Trust
     Gartmore GVIT Government Bond Fund                               0.49%             N/A           0.24%           0.73%
     J.P. Morgan GVIT Balanced Fund                                   0.73%             N/A           0.18%           0.91%






(1) The portfolio fees and expenses used to prepare the table above, and the example below, were provided to us by the Funds. We have not independently verified such information. Current or future expenses may be greater or less than those shown.

(2) Certain of the portfolio companies receive voluntarily waivers or reimbursements of expenses from their investment advisers or affiliates. It is anticipated that these arrangements will continue during 2003, but there is no legal obligation to continue these arrangements for any particular period of time, except that a National Life affiliate has committed to the SEC to maintain the reimbursement arrangements for the Sentinel variable Products Balanced and Bond Funds until at least May 1, 2005. If these arrangements are terminated, the affected portfolio's expenses may increase. Taking these reimbursement arrangements into account, annual operating expenses of those portfolio companies which have reimbursement arrangements are shown below.

                                                                                                                      Gross Total
                                                              Management                              Other              Annual
Portfolio                                                        Fees           12b-1 Fees          Expenses            Expenses

Sentinel Variable Products Trust
     Balanced Fund                                               0.55%              N/A               0.24%              0.79%
     Bond Fund                                                   0.40%              N/A               0.27%              0.67%
     Common Stock Fund                                           0.41%              N/A               0.25%              0.66%
     Growth Index Fund                                           0.00%              N/A               0.60%              0.60%
     Mid Cap Growth Fund                                         0.47%              N/A               0.35%              0.82%
     Money Market Fund                                           0.14%              N/A               0.26%              0.40%
     Small Company Fund                                          0.42%              N/A               0.32%              0.74%
Fidelity Variable Insurance Products
     Contrafund Portfolio                                        0.58%              N/A               0.06%              0.64%
     Equity Income Portfolio                                     0.48%              N/A               0.08%              0.56%
     Growth Portfolio                                            0.58%              N/A               0.03%              0.61%
     Overseas Portfolio                                          0.73%              N/A               0.13%              0.86%
     Index 500 Portfolio                                         0.24%              N/A               0.04%              0.28%
     Investment Grade Bond                                       0.43%              N/A               0.10%              0.53%
J.P. Morgan Series Trust II
     International Opportunities                                 0.60%              N/A               0.60%              1.20%
     Small Company                                               0.60%              N/A               0.55%              1.15%
Strong Mid Cap Growth Fund                                       0.75%              N/A               0.42%              1.17%
Strong Opportunity Fund II, Inc.                                 0.75%              N/A               0.35%              1.10%
   Gartmore Variable Insurance Trust

     J.P. Morgan GVIT Balanced Fund                              0.73%               N/A              0.26%              0.91%


For information concerning compensation paid in connection with the sale of the Policies, see "Distribution of the Policies."

EXAMPLE


           The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, Contract fees, Variable Account annual expenses, and portfolio company fees and expenses.

           The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investmetn has a 5% return each year, that the maximum fees and expenses of any of the portfolio companies apply, and that you elected the Optional Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, tyour costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

           1 Year              3 Years         5 years             10 years
           $1074                $1636           $2215               $3944

(1) If you annuitize your Contract at the end of the applicable time period:

           1 Year(3)            3 Years            5 years             10 years

            $374                 $1136               $1915               $3944

(1) If you do not surrender your Contract:

           1 Year              3 Years            5 years             10 years

           $374                $1136                $1915               $3944

---------------------
(3) The Contract may not be annuitized in the first two years from the Date of Issue.




                                                         Accumul-ation    Accumul- Accumul- Accumul-      Accumul-Number
TION UNIT VALUE

The following table sets forth, for each  ationVUnit at    ation    ation    ation Unit    ation   of
of the Subaccounts which began operations on June 20,    Value9at         Unit     Unit     Value at      Unit    Accumulation
1997, the accumulation unit value at June 20, 1997, the  12/31/97         Value    Value    12/31/01      Value   Units
accumulation unit values at December 31, 1997, 1998,                      at       at                     at      Outstanding
1999, 2000, 2001 and 2002, and the number of                              12/31/98 12/31/99               12/31/02at
accumulation units outstanding at December 31, 2002.                                                              12/31/02




-----------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Common Stock Fund           10.00       10.68       11.96      12.14       13.15       11.91       9.71   1,800,411.01

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Sentinel  VPT Mid Cap Growth Fund        10.00       11.16       12.71      17.40       17.01       12.70       9.51   1,000,052.44

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Small Company Fund          10.00       10.74       11.43      13.07       17.84       18.54      15.73     937,943.44

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Money Market Fund           10.00       10.20       10.59      10.96       11.47       11.73      11.72   1,551.827.66

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT  Bond Fund1                 10.00       10.42       11.12      10.60       11.46       12.14      10.22     916,629.63

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Balanced Fund2              10.00       10.64       11.80      11.74       12.60       11.55      13.06   1,213.264.09

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio          10.00       10.65       15.55      20.51       17.24       14.99       9.91   1,112,587.18

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization
Portfolio                                10.00       11.00       12.53      17.73       12.73        8.85       6.44     627,551.21

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund-Equity Income
Portfolio                                10.00       10.84       11.93      12.51       13.38       12.54      10.27   1,336,207.03

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund-Growth Portfolio       10.00       10.71       14.74      19.97       17.54       14.24       9.82   1,116,957.82

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund-High Income Portfolio  10.00       10.83       10.22      10.90        8.33        7.25       7.40     683,024.78

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund-Overseas Portfolio     10.00        9.45       10.51      14.78       11.79        9.16       7.20     956,027.37

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund -Contrafund Portfolio  10.00       10.95       14.04      17.20       15.84       13.71      12.26     895,933.04

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund -Index 500
Portfolio                                10.00       10.88       13.77      16.37       14.64       12.69       9.73   2,177,585.47

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Strong Mid Cap Growth Fund               10.00       11.26       14.29      26.76       22.48       15.34       9.45    593,006.69

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Strong Opportunity Fund II, Inc.         10.00       11.16       12.50      16.63       17.48       16.60      11.98    593,692.26

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------
(1) For a period expected to end on or about June 1, 2003, the Subaccount which will be investing in Sentinel Variable Products Bond Fund invests in Gartmore GVIT Government Bond Fund - Class IV shares. Prior to April 28, 2003, this Subaccount invested in shares of the Market Street Fund Bond Portfolio.

(2) For a period expected to end on or about June 1, 2003, the Subaccount which will be investing in Sentinel Variable Products Balanced Fund invests in J.P. Morgan GVIT Balanced Fund - Class IV shares. Prior to April 28, 2003, this Subaccount invested in shares of the Market Street Fund Balanced Portfolio.

     The following table sets forth, for each of the Subaccounts which began operations on August 3, 1998, the accumulation unit value on August 3, 1998, the accumulation unit values on December 31, 1998, 1999, 2000, 2001 and 2002, and the number of accumulation units outstanding on December 31, 2002.



------------------------------------------------------------------------------------------------------------------------------------

                               Accumulation    Accumulation    Accumulation     Accumulation  Accumulation  Accumulation  Number of
                              Unit Value        Unit Value       Unit Value      Unit Value     Unit Value Unit Value at
                                  at               at                at             at              at       12/31/02   Accumulation

                                8/3/98        12/31/98          12/31/99         12/31/00      12/31/01          Units Outstanding

                                                                                                                      at 12/31/02

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

American Century VP Income
    & Growth                        10.00        10.96         12.76            11.25         10.17          8.08         647,417.35

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value           10.00        10.41         10.18            11.86         13.19         11.37         816,576.88

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan International
Opportunities                       10.00         9.69         13.06            10.84          8.64          6.96         158,604.86

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company              10.00         9.98         14.21            12.43         11.27          8.72         115,400.73

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Partners           10.00        10.19         10.79            10.72         10.27          7.68         134,673.28

------------------------------------------------------------------------------------------------------------------------------------

The following table sets forth, for each of the Subaccounts which began operations on December 1, 2000, the accumulation unit value on December 1, 2000, the accumulation unit value on December 31, 2000, 2001 and 2002, and the number of accumulation units outstanding on December 31, 2002


---------------------------------------------------------------------------------------------------------------------------

                                      Accumulation      Accumulation      Accumulation                           Number of
                                     Unit Value at     Unit Value at     Unit Value at      Accumulation      Accumulation
                                           12/1/00          12/31/00          12/31/01     Unit Value at             Units
                                                                                                12/31/02    Outstanding at
                                                                                                                  12/31/02

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Growth Index Fund               10.00              9.45              8.07              6.04        357,764.90

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged
AllCap Portfolio                             10.00             10.02              8.30              5.41        183,800.39

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible
Growth Fund, Inc.                           10.00             10.00              7.64              5.35        148,267.80

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Fund Investment
Grade Bond Portfolio                         10.00             10.69             10.89             11.85      1,702,427.77

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - Dynamics Fund                  10.00             10.58              7.26              4.88        321,110.70

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - Health Sciences Fund           10.00             10.07              9.12              6.79        414,706.10

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - Technology Fund                10.00             10.18              5.38              2.82        283,490.20

---------------------------------------------------------------------------------------------------------------------------


                        NATIONAL LIFE INSURANCE COMPANY,
                       THE VARIABLE ACCOUNT, AND THE FUNDS

NATIONAL LIFE INSURANCE COMPANY

           National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract's benefits. Financial Statements for National Life are contained in the Statement of Additional Information.

THE VARIABLE ACCOUNT

           The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law. National Life has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the Securities and Exchange Commission.

           The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

           Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

UNDERLYING FUND OPTIONS

           You may choose from among a number of different Subaccount options. However, National Life reserves the right to limit the number of different Subaccounts, other than the Sentinel Variable Products Money Market Subaccount, used in any Contract over its entire life to 16 different Subaccounts. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund.

           The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual fund portfolios that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolios, even if the other portfolio has the same investment adviser or manager.

           The Variable Account purchases and redeems shares of the portfolios at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, the Variable Account does not pay portfolio dividends or portfolio distributions out to you as additional units, but instead reflects them in unit values.

           Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the portfolios.

           Not all portfolios may be available in all states or in all markets.


  SENTINEL VARIABLE PRODUCTS TRUST

       The Common Stock, Mid Cap Growth, Small Company, Growth Index and Money Market Subaccounts of the Variable Account invest in shares of Sentinel Variable Products Trust, a "series" type of mutual fund which is registered with the SEC under the 1940 Act as a diversified open-end management investment company.


       Beginning on a date anticipated to be on or about June 1, 2003, it is expected that the subaccounts that, as of May 1, 2003, are investing in J.P. Morgan GVIT Balanced Fund - Class IV shares and Gartmore GVIT Government Bond Fund - Class IV shares, which were successors by merger to the Market Street Balanced Portfolio and Market Street Bond Portfolio, will begin to invest in shares of Sentinel Variable Products Balanced Fund and Sentinel Variable Products Bond Fund, respectively. As of that same date, anticipated to be on or about June 1, 2003, shares of Sentinel Variable Products Balanced Fund and Sentinel Variable Products Bond Fund will be substituted for all shares held by the subaccounts in J.P. Morgan GVIT Balanced Fund - Class IV shares and Gartmore GVIT Government Bond Fund - Class IV shares, respectively.

       Each series of Sentinel Variable Products Trust shares represents an interest in a separate portfolio within the Trust. The investment objectives of Sentinel Variable Products Trust's Funds are set forth below.


           THE COMMON STOCK FUND. The Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole, by investing in a diverse group of common stocks of well-established companies.

           THE MID CAP GROWTH FUND. The Mid Cap Growth Fund seeks growth of capital, by focusing its investments on common stocks of mid-sized growing companies. Income is not a factor in selecting stocks.


           THE SMALL COMPANY FUND. The Small Company Fund seeks growth of capital, by investing mainly in common stocks of small companies that NL Capital Management believes have attractive growth potential and are attractively valued. Income is not a factor in selecting stocks.


           THE GROWTH INDEX FUND. The Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index, by investing in common stocks of the companies comprising the Index in approximately the same weightings as the Index.


           THE BALANCED FUND. The Balanced Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value, by investing in both common stocks and bonds. NL Capital Management allocates the Fund's assets among stocks and bonds based on whether it believes stock or bonds offer a better value at the time.

           THE BOND FUND. The Bond Fund seeks high current income while seeking to control risk by investing mainly in investment grade bonds. The Fund invests exclusively in fixed-income securities.


           THE MONEY MARKET FUND. The Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations.

       NL Capital Management, Inc. ("NLCM") manages each of the Funds of Sentinel Variable Products Trust. NLCM is a wholly owned subsidiary of National Life.

ALGER AMERICAN FUND


       The Variable Account has three Subaccounts which invest exclusively in shares of Portfolios of the Alger American Fund. The Alger American Fund is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series of shares, each of which represents an interest in a Portfolio of the Alger American Fund. The investment objectives of the Portfolios of the Alger American Fund in which the Subaccounts invest are set forth below.


       ALGER AMERICAN GROWTH PORTFOLIO. This Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO. This Portfolio seeks long-term capital appreciation. It invests in the equity securities of companies of any size which demonstrate promising growth potential. This Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

       ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. This Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell(R) 2000 Growth Index or the S&P(R) SmallCap 600 Index.

       The Alger American Alger American Growth Portfolio, the Alger American Leveraged AllCap Portfolio and the Alger American Small Capitalization Portfolio are managed by Fred Alger Management, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


       The Variable Account has one Subaccount which invests exclusively in shares of the VP Value portfolio, and one Subaccount which invests exclusively in shares of VP Income & Growth portfolio, each of which are series of American Century Variable Portfolios, Inc. American Century Variable Portfolios, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares


       The investment objectives of the Portfolios of American Century Variable Portfolios, Inc. in which the Subaccounts are expected to invest are set forth below.

       VP INCOME & GROWTH. To seek long-term capital growth. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in common stocks.

       VP VALUE. To seek long-term capital growth. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

       The VP Value Portfolio and the VP Income & Growth Portfolio of the American Century Variable Portfolios, Inc. are managed by American Century Investment Management, Inc.

  THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

        The Variable Account has one Subaccount which invests exclusively in shares of The Dreyfus Socially Responsible Growth Fund, Inc. This Fund is registered with the SEC as a diversified open-end management investment company.

        The investment objective of The Dreyfus Socially Responsible Growth Fund, Inc. is set forth below.

        THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the Fund normally invests at least 80% of its assets in the common stock of companies that Dreyfus believes meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

        The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation.

  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


       The Variable Account has seven Subaccounts which invest exclusively in shares of Portfolios of the Variable Insurance Products Funds (the "VIP Funds") .. The VIP Funds are "series" type mutual funds registered with the SEC as diversified open-end management investment companies issuing a number of series or classes of shares, each of which represents an interest in a Portfolio of the VIP Funds.



       The investment objectives of the Portfolios of the VIP Funds in which the Subaccounts invest are set forth below.

       EQUITY-INCOME PORTFOLIO. This Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Composite Index of 500 Stocks ("S&P 500"). FMR normally invests at least 80% of the fund's assets in equity securities.

       GROWTH PORTFOLIO. This Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential.

       HIGH INCOME PORTFOLIO. This Portfolio seeks a high level of current income while also considering growth of capital. FMR normally invests at least 65% of the fund's assets primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. The risks of investing in these high-yielding, high-risk securities is described in the attached Prospectus for the VIP Funds, which should be read carefully before investing.

       OVERSEAS PORTFOLIO. This Portfolio seeks long term growth of capital. FMR normally invests at least 80% of the fund's assets in non-U.S.. FMR normally invests the Portfolio's assets primarily in common stocks.

       CONTRAFUND PORTFOLIO. This Portfolio seeks long-term capital appreciation. FMR normally invests the fund's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public.

       INDEX 500 PORTFOLIO. This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. DAMI normally invests at least 80% of the Portfolio's assets in common stocks included in the S&P 500.

       INVESTMENT GRADE BOND PORTFOLIO. This Portfolio seeks as high a level of current income as is consistent with the preservation of capital. It normally invests in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).


       The Equity-Income, Growth, High Income, Overseas, Contrafund, Index 500 and Investment Grade Bond Portfolios of the VIP Funds are managed by Fidelity Management and Research Company ("FMR"). Deutsche Asset Management, Inc. currently serves as sub-advisor to the Index 500 Portfolio. FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and Fidelity International Investment Advisors for the Overseas Portfolio.



  INVESCO VARIABLE INVESTMENT FUNDS, INC.

        The Variable Account has three Subaccounts which invests exclusively in shares of the following three series of INVESCO Variable Investment Funds,
  Inc.:

        INVESCO VIF - Dynamics Fund
        INVESCO VIF - Health Sciences Fund
        INVESCO VIF - Technology Fund

        INVESCO Variable Investment Funds, Inc. is a mutual fund registered with the SEC as a diversified open-end management investment company issuing shares of a number of Funds.

        The investment objectives of the INVESCO Variable Investment Funds, Inc. Funds in which the Subaccounts invest are set forth below.

           INVESCO VIF - DYNAMICS FUND. This Fund seeks capital appreciation. The Portfolio normally invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

        INVESCO VIF - HEALTH SCIENCES FUND. This Fund seeks capital appreciation. The Portfolio normally invests at least 80% of its assets in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and healthcare providers and service companies. The investment advisor attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.

     INVESCO VIF - TECHNOLOGY FUND. This Fund seeks capital growth and normally invests at least 80% of its assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet IT services and consulting, software, telecommunication equipment and services, IT infrastructure and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. While the Fund's investments are diversified across the technology sector, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund shares may rise or fall rapidly.

           The INVESCO VIF Dynamics Fund, Health Sciences Fund and Technology Fund are managed by INVESCO Funds Group, Inc.


J.P. MORGAN SERIES TRUST II


        The Variable Account has one Subaccount which invests exclusively in shares of the JPMorgan International Opportunities Portfolio, and one Subaccount which invests exclusively in shares of JPMorgan Small Company Portfolio, each of which are series of J.P. Morgan Series Trust II. J.P. Morgan Series Trust II is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares.

       The investment objectives of the J.P. Morgan Series Trust II Portfolios in which the Subaccounts invest are set forth below.

       JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO. Seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the U.S. As an international investment, the Portfolio is subject to foreign market, political, and currency risks.

       JPMORGAN SMALL COMPANY PORTFOLIO. Seeks to provide a high total return from a portfolio of small company stocks. The Portfolio invests at least 80% of the value of its assets in small and medium sized U.S. companies whose market capitalizations are greater than $100 million and less than $2 billion, typically represented by the Russell 2000 Index. The Portfolio is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of large companies.

       The JPMorgan International Opportunities Portfolio and the JPMorgan Small Company Portfolio of the J.P. Morgan Series Trust II are managed by J.P. Morgan Investment Management, Inc.



GARTMORE VARIABLE INSURANCE TRUSTThe Variable Account currently has one Subaccount which invests exclusively in J.P. Morgan GVIT Balanced Fund - Class IV shares, and one Subaccount which invests exclusively in Gartmore GVIT Government Bond Fund - Class IV shares, each of which are series of Gartmore Variable Insurance Trust. Gartmore Variable Insurance Trust is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares.

        These two Subaccounts began investing these two series of Gartmore Variable Insurance Trust on April 28, 2003, after the J.P. Morgan GVIT Balanced Fund - Class IV shares acquired the assets and assumed the stated liabilities of the Market Street Fund Balanced Portfolio, and the Gartmore GVIT Government Bond Fund - Class IV shares acquired the assets and assumed the stated liabilities of the Market Street Fund Bond Portfolio.

        The investment objectives of the Gartmore Variable Insurance Trust Funds in which the Subaccounts invest are set forth below.

                 J.P. MORGAN GVIT BALANCED FUND - CLASS IV SHARES. This Fund seeks a high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances the Fund invests at least 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government, corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the S&P 500 Index. The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality.

                 GARTMORE GVIT GOVERNMENT BOND FUND - CLASS IV SHARES. This Fund seeks as high a level of income as is consistent with the preservation of capital. To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills, and notes. The Fund may also invest in mortgage-backed securities issued by U.S. government agencies.

                 The investment adviser to the J.P. Morgan GVIT Balanced Fund and the Gartmore GVIT Government Bond Fund is Gartmore Mutual Fund Capital Trust. J.P. Morgan Investment Management Inc. serves as a subadviser to manage the J.P. Morgan GVIT Balanced Fund's portfolio on a day-to-day basis.

           It is anticipated that these Funds of the Gartmore Variable Insurance Trust will only be available until a date that is on or about June 1, 2003, at which time, as noted above under Sentinel Variable Products Trust, shares of Sentinel Variable Products Balanced Fund will be substituted for all J.P. Morgan GVIT Balanced Fund - Class IV shares owned by the Variable Account, and shares of Sentinel Variable Products Bond Fund will be substituted for all Gartmore GVIT Government Bond Fund - Class IV shares owned by the Variable Account.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST


       The Variable Account has one Subaccount which invests exclusively in shares of the Partners Portfolio, a series of Neuberger Berman Advisers Management Trust. Neuberger Berman Advisers Management Trust ("AMT") is registered with the SEC as a diversified open-end management investment company. AMT has nine separate series, which are called Portfolios. Shares of each Portfolio represent an interest in that Portfolio.


       The investment objectives of the Partners Portfolio are set forth below.

       PARTNERS PORTFOLIO. To seek growth of capital. This Portfolio invests mainly in common stock of mid-to large-capitalization companies. Its investment co-managers seek securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all points of the market cycle. The Portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

           The Partners Portfolio of Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Neuberger Berman, LLC is the sub-adviser.

STRONG VARIABLE INSURANCE FUNDS, INC. AND STRONG OPPORTUNITY FUND II, INC.



       The Variable Account has one Subaccount which invests exclusively in shares of the Mid Cap Growth Fund II series of Strong Variable Insurance Funds, Inc., and one Subaccount which invests exclusively in shares of Strong Opportunity Fund II, Inc. Strong Variable Insurance Funds, Inc. is a "series" type mutual fund registered with the SEC as a diversified open-end management investment company issuing a number of series or classes of shares, and Strong Opportunity Fund II is a single series mutual fund also registered with the SEC as a diversified open-end management investment company.


       The investment objectives of the Strong Funds in which the Subaccounts invest are set forth below.

       MID CAP GROWTH FUND II . This Fund invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell MidcapTM Index at the time of investment.

       STRONG OPPORTUNITY FUND II, INC. This Fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" -- the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. To a limited extent, the fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's Private Market Value.

           The Mid Cap Growth Fund II series of Strong Variable Insurance Funds, Inc., and Strong Opportunity Fund, Inc. are managed by Strong Capital Management, Inc.


OTHER INFORMATION


           CONTRACTUAL ARRANGEMENTS. National Life has entered into or may enter into agreements with Funds pursuant to which the adviser or distributor pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts. These percentages may differ and we may be paid a greater percentage by some investment advisers or distributors than other advisers or distributors. These agreements reflect administrative services we provide. National Life receives compensation from the adviser or distributor of the Funds in connection with administration, distribution, or other services provided with respect to the Fund and its availability through the Contract. The amount of this compensation with respect to the Contract during 2002, which is based upon the indicated percentages of assets of each Fund attributable to the Contract, is shown below:



----------------------------------------------- -------------------------- ---------------------------------------
                            Portfolios of the          % of Assets            Revenues National Life Received

                                                                                        During 2002

----------------------------------------------- -------------------------- ---------------------------------------
----------------------------------------------- -------------------------- ---------------------------------------

Alger American Fund                                       0.10%                          $20,737.26

----------------------------------------------- -------------------------- ---------------------------------------
----------------------------------------------- -------------------------- ---------------------------------------

American Century Variable Portfolios, Inc.                0.20%                          $27,297.47

----------------------------------------------- -------------------------- ---------------------------------------
----------------------------------------------- -------------------------- ---------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.            0.20%                            $ 0.00

----------------------------------------------- -------------------------- ---------------------------------------
----------------------------------------------- -------------------------- ---------------------------------------

Fidelity VIP Funds                                        0.10%*                         $76,932.00

----------------------------------------------- -------------------------- ---------------------------------------
----------------------------------------------- -------------------------- ---------------------------------------

INVESCO Variable Investment Funds, Inc.                   0.25%                          $11,861.40

----------------------------------------------- -------------------------- ---------------------------------------
----------------------------------------------- -------------------------- ---------------------------------------

J.P. Morgan Series Trust II                               0.20%                          $4,366.03

----------------------------------------------- -------------------------- ---------------------------------------
----------------------------------------------- -------------------------- ---------------------------------------

Neuberger Berman Advisers Management Trust                0.15%                          $1,513.17

----------------------------------------------- -------------------------- ---------------------------------------
----------------------------------------------- -------------------------- ---------------------------------------

Strong VIF and Opportunity Fund II                        0.20%                          $32,876.74

----------------------------------------------- -------------------------- ---------------------------------------

           *0.05% with respect to the Index 500 Portfolio

These arrangements may change from time to time, and may include more Funds in the future.

           CONFLICTS OF INTEREST. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Fund or Funds which are involved in the conflict.


                   DETAILED DESCRIPTION OF CONTRACT PROVISIONS


           We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.


ISSUANCE OF A CONTRACT

           The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

           In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of Equity Services, Inc. ("ESI"), the principal underwriter of the Contracts or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

           If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA and a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

           TAX FREE "SECTION 1035" EXCHANGES. You can generally exchange one variable annuity contract for another in a "tax-free exchange" under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interests. You should be aware that your insurance agent will generally earn a commission if you buy this Contract through an exchange or otherwise.

PREMIUM PAYMENTS

           THE INITIAL PREMIUM PAYMENT. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3000.

           SUBSEQUENT PREMIUM PAYMENTS. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for Individual Retirement Annuities). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the States of Oregon and Massachusetts, we are not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary.

           The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

           Transactions will not be processed on the following days: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. In addition, Premium Payments will not be allocated and transactions will not be effected to the Money Market Subaccount on Columbus Day and Veterans Day.


           ALLOCATION OF NET PREMIUM PAYMENTS. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see "Telephone Transaction Privilege", below).

           The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 5%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our home office from your agent's broker-dealer.



           If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

           We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments, based on your allocation percentages then in effect. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased are converted into Accumulation units.

           We reserve the right to limit the number of Variable Account Subaccounts, other than the Sentinel Variable Products Trust Money Market Subaccount, used in a single Contract over the entire life of the Contract to 16 different Subaccounts.

           The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

           We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life's affiliate, Life Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

TRANSFERS


           You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See "Telephone Transaction Privilege", below. Transfers are made as of the Valuation Day that the request for transfer is received at the Home Office. Transfers to or from the Subaccounts may be postponed under certain circumstances. See "Payments," below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date; see "The Guaranteed Accounts", below.


           We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account to 25% of the Variable Account Contract Value during any Contract Year.

           You may, (only one each year and within 45 days after the end of the calendar year) transfer a portion of the unloaned value in the Fixed Account to the Variable Account. Prior to the end of the calendar year, we determine the maximum percentage that may be transferred from the Fixed Account. This percentage will be at least 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or the Guaranteed Account for at least one year before it may be transferred back to the Fixed Account.

           We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.


           We have no current intention to impose a transfer charge in the foreseeable future. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of twelve transfers in any one Contract Year. See "Transfer Charge", below.

           MARKET TIMING. The Contracts are intended for long-term investment by Owners. Excessive, short-term trading practices which attempt "market timing" may disrupt portfolio management strategies and harm the performance of the underlying Funds. As a result, National Life reserves the right to reject any Premium Payment or transfer instructions, if an Owner has a history of excessive short-term trading or if in National Life's judgment, an Owner's trading has been or may be disruptive to an underlying Fund. We will notify you if we reject a transfer request.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

           We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

           NET INVESTMENT FACTOR. Each Subaccount of the Variable Account has its own Net Investment Factor.

o The Net Investment Factor measures the daily investment performance of that Subaccount.

o The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

o Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares, because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

           Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (the Market Street Money Market Portfolio).

   DETERMINING THE CONTRACT VALUE

           The Contract Value is the sum of:

           1) the value of all Variable Account Accumulation Units, plus

           2) amounts allocated and credited to the Fixed Account, plus

           3) amounts allocated and credited to a Guaranteed Account, minus

           4) any outstanding loans on the Contract and accrued interest on such loans.

           When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that the your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to Contingent Deferred Sales Charges, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

ANNUITIZATION

           MATURITY DATE. The Maturity Date is the date on which annuity payments are scheduled to begin. You select the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant's 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments.


           If you request in writing (see "Ownership Provisions", below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract's Maturity Date to any date before the 30 day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract's Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See "The Guaranteed Accounts," below.


           ELECTION OF PAYMENT OPTIONS. You may, with prior written notice and, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

           If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

           FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

ANNUITIZATION - VARIABLE ACCOUNT

           We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

o Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account;

o To establish the number of Annuity Units representing each monthly annuity payment, the dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

o The number of Annuity Units remains fixed during the annuity payment period;

o The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

o The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

            Once payments have begun, future payments will not reflect any changes in mortality experience.


           VALUE OF AN ANNUITY UNIT. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor", above).


           ASSUMED INVESTMENT RATE. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

ANNUITIZATION - FIXED ACCOUNT

           A Fixed Annuity is an annuity with payments which are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

           We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

ANNUITY PAYMENT OPTIONS

           Any of the following Annuity Payment Options may be elected:

           OPTION 1-PAYMENTS FOR A STATED TIME. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

           OPTION 2-PAYMENTS FOR LIFE-An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

           OPTION 3-PAYMENTS FOR LIFE WITH PERIOD CERTAIN-GUARANTEED - An annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

           We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

           Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

           Qualified Contracts (except Roth IRA's before the Owner's death) are subject to the minimum distribution requirements set forth in the Code.

           Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. A surrender is subject to any applicable Contingent Deferred Sales Charge at the time of the surrender.

  STRETCH ANNUITY PAYMENT OPTION

           We offer the Stretch Annuity Payment Option to Contracts which have paid Net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

           Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial payee and a beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). The beneficiary may be a much younger person than the initial payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

           Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

           You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option.

DEATH OF OWNER

           If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

           The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

                     (a) the Contract Value, or

                     (b) the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and in each case minus any applicable premium tax charge to be assessed upon distribution.

           The Contract further provides that if you die after the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

           We are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit.

           Unless the Beneficiary is the deceased Owner's (or Joint Owner's) spouse, the Death Benefit must be distributed within five years of such Owner's death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner's death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

           Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner.

DEATH OF ANNUITANT PRIOR TO THE ANNUITIZATION DATE

           If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant's death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

           In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive at our home office in writing:

     (1)  due proof of the Annuitant's or an Owner's (or Joint Owner's) death;

     (2) an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

     (3)  any form required by state insurance laws.

           If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

GENERATION-SKIPPING TRANSFERS

           We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

           A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

OWNERSHIP PROVISIONS

           Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

           Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see "Federal Income Tax Considerations", below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be (1) made by proper written application, (2) received and recorded by National Life at its Home Office, and
(3) may include a signature guarantee as specified in the "Surrender and Withdrawal" provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time it was received and recorded.


           The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner, and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.


                             CHARGES AND DEDUCTIONS



           All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Charges, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.


           We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

     o    processing applications for and issuing the Contracts;

     o processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);

     o    maintaining records;

     o    administering annuity payouts;

     o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

     o    reconciling and depositing cash receipts;

     o    providing Contract confirmations;

     o    providing toll-free inquiry services; and

     o    furnishing telephone transaction privileges.

       The risks we assume include:


     (1) the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);

     (2) the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;

     (3) the risk that more Owners than expected will qualify for and exercise waivers of the Contingent Deferred Sales Charge; and

     (4) the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).


           The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Contingent Deferred Sales Charge collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.


DEDUCTIONS FROM THE VARIABLE ACCOUNT

       We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.


CONTINGENT DEFERRED SALES CHARGE

           We may pay a commission up to 6.5% (7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for a sales charge from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a Contingent Deferred Sales Charge ("CDSC").

           The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

           The CDSC applies to Net Premium Payments as follows:


NUMBER OF COMPLETED       CONTINGENT DEFERRED     NUMBER OF COMPLETED        CONTINGENT DEFERRED
YEARS FROM DATE OF        SALES CHARGE            YEARS FROM DATE OF         SALES CHARGE
NET PREMIUM PAYMENT       PERCENTAGE              NET PREMIUM PAYMENT        PERCENTAGE

           0                     7%                          4                      3%
           1                     6%                          5                      2%
           2                     5%                          6                      1%
           3                     4%                          7                      0%

           In any Contract Year after the first Contract Year (except in the states referred to in the last sentence of this paragraph), you may make Withdrawals without a CDSC of an aggregate amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC. In the first Contract Year a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see "Available Automated Fund Management Features-Systematic Withdrawals", below), or by making a Withdrawal which is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. You may be subject to a tax penalty if you take Withdrawals prior to age 59 1/2 (see "Federal Income Tax Considerations", below). In New Jersey and Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.


           In addition, no CDSC will be deducted:

     (1)  upon the Annuitization of Contracts,

     (2)  upon payment of a death benefit pursuant to the death of the Owner, or

     (3) from any values which have been held under a Contract for at least 84 months.


           No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.


           When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

           (a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

           (b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

           We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

           We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

ANNUAL CONTRACT FEE

       For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30.00. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

TRANSFER CHARGE


       Currently, unlimited free transfers are permitted among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under "Transfers" (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date; see "The Guaranteed Accounts," below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year. We would not anticipate making a profit on any future transfer charge.


       If we impose a transfer charge, we will deduct it from the amount being transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Portfolio Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is being made. These transfers will not count against the twelve free transfers in any Contract Year.

PREMIUM TAXES

           If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT RIDER


           Annual charges are made if you elect the optional Enhanced Death Benefit Rider. See "Optional Enhanced Death Benefit Rider," below. The annual charge for the Enhanced Death Benefit Rider is 0.20% of Contract Value as of the date the charge is deducted. The annual charge will be deducted at issue (or at the time of election, if elected after issue), and then on each Contract Anniversary thereafter, up to and including the Contract Anniversary on which you are age 80 on an age on nearest birthday basis. After such Contract Anniversary, we will discontinue the charge. We will make the charge pro rata from the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.


OTHER CHARGES


           The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in "Underlying Fund Annual Expenses" above.


           More detailed information is contained in the Funds' prospectuses which accompany this prospectus.


            We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of ours. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See "Distribution of Contracts", below).

                         CONTRACT RIGHTS AND PRIVILEGES
FREE LOOK

           You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

           In the case of IRA's and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

           In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

           The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

LOAN PRIVILEGE - TAX SHELTERED ANNUITIES

           Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.


           If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (see "The Guaranteed Accounts", below, if you are taking a loan from amounts in a Guaranteed Account). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities or other Qualified Contracts, including this Contract, exceed the lesser of:


     (a) 50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities or other Qualified Contracts (or in the case of non-ERISA Plans, $10,000 if greater); and

     (b)  $50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

           All loans will be made from the Collateral Fixed Account. When a loan is taken an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

           Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than an annual rate of 3.0%. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

           Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of :

     - the Moody's Corporate Bond Yield Average - Monthly Average Corporates, as published by Moody's Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

     -    4%.

           The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%.

           Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a "billing window" defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

           Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement, are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

           Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

           If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

           If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.


           Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), a loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.


           If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRA's, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

SURRENDER AND WITHDRAWAL

           At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. "Proper written application" means that you must request the surrender in writing and include the Contract. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.


           We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see "Contingent Deferred Sales Charge", above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see "Premium Taxes", above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.


           We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

           At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner's investment advisor. At least $3500 in Contract Value must remain after any Withdrawal.


           Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See "Contingent Deferred Sales Charge", above. However, in the first Contract Year, a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining CDSC-free amounts in the first Contract Year only, all Premium payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see "Available Automated Fund Management Features-Systematic Withdrawals" below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

           Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you provide specific instructions, amounts must be deducted first from the Variable Account and/or the Guaranteed Accounts, and may only be deducted from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account and Guaranteed Accounts is insufficient to accomplish the Withdrawal.

           If you do not provide specific allocation instructions, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis.

           Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount which is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.


       A Surrender or a Withdrawal may have tax consequences. See "Federal Income Tax Considerations", below.


PAYMENTS

           We will pay any funds surrendered or withdrawn from the Variable Account within 7 days of receipt of such request. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

     (1)  when the New York Stock Exchange ("Exchange") is closed,
     (2)  when trading on the Exchange is restricted,
     (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or
     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders.


The rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist.

           We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account which are payable as a result of a Surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.


             If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to honor any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

SURRENDERS AND WITHDRAWALS UNDER A TAX-SHELTERED ANNUITY CONTRACT

           Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

     (a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:


1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or


2.                   in the case of hardship (as defined for purposes of Code
                     Section 401 (k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

     (b) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989 and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

     (c) Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity.

           A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

           The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts.

TELEPHONE TRANSACTION PRIVILEGE

       If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or portfolio rebalancing, and in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

       We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

     (1) requiring some form of personal identification prior to acting on instructions received by telephone,

     (2)  providing written confirmation of the transaction, and

     (3)  making a tape recording of the instructions given by telephone.

       Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

           Please note that the Contracts are intended for long-term investment by Owners. Excessive, short-term trading practices which attempt "market timing" may disrupt portfolio management strategies and harm the performance of the underlying Funds. As a result, National Life reserves the right to reject any transfer instructions, if an Owner has a history of excessive short-term trading or if in National Life's judgment, an Owner's trading has been or may be disruptive to an underlying Fund.

AVAILABLE AUTOMATED FUND MANAGEMENT FEATURES

       We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Portfolio Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

       DOLLAR COST AVERAGING. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us.

       If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

       This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

       PORTFOLIO REBALANCING. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the initial application or after issue by completing a change request form and sending it to us.

       In Contracts utilizing Portfolio Rebalancing from the Date of Issue, an automatic transfer takes place which causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or twelve months after the Date of Issue and continues on each Monthly Contract Date three, six or twelve months thereafter. Contracts electing Portfolio Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or twelve months thereafter. You may discontinue Portfolio Rebalancing at any time by submitting an appropriate change request form.

       If you change the Contract's premium allocation percentages, Portfolio Rebalancing will automatically be discontinued unless you specifically direct otherwise.

       Portfolio Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts which have had relatively unfavorable investment performance. Portfolio rebalancing does not guarantee a profit or protect against a loss.

           SYSTEMATIC WITHDRAWALS. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59 1/2. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Contract Value to be $3,500 or less. If this happens, then the systematic Withdrawal transaction causing the Contract Value to fall below $3500 will not be processed. You may discontinue systematic Withdrawals at any time by notifying us in writing.


           A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in "Contingent Deferred Sales Charge", above. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see "Contingent Deferred Sales Charge," above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

           Limited systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These systematic Withdrawals are limited to monthly systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These systematic Withdrawals will not be subject to a CDSC. The other rules for systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals.

CONTRACT RIGHTS UNDER CERTAIN PLANS

       Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan, and benefits available to participants under the plan are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.


                                THE FIXED ACCOUNT


           Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 ("Securities Act"), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

           Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES

           The Contract Value held in the Fixed Account which is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate of 3.0%. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for twelve months. In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate of 3.0% per year in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

           Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

           National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3.0% per annum or shorten the period for which the interest rate applies to less than 12 months.

         For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.


ENHANCED FIXED ACCOUNT

         During special promotional periods (the "offer period"), we may make available to the Contracts a special Fixed Account Option, called the "Enhanced Fixed Account". The Enhanced Fixed Account, when available, allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate that that otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account which declines over time as funds are moved into the Variable Account.

         During an offer period (which will be from time to time at our discretion), the Enhanced Fixed Account will be available to new and existing Contract Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time of the offer. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nationallife.com.

           We may make more than one offer with respect to an Enhanced Fixed Account at the same time. If we do, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

         We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

         The Enhanced Fixed Account will be part of the Fixed Account described above.

         Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

         The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner's then-current premium allocation.

         Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

           For Contracts utilizing the Enhanced Fixed Account, National Life reserves the right to reduce the number of different Subaccounts, other than the Money Market Subaccount, that may be used by the Contract over its entire lifetime. If only one offer is utilized, the number of available Subaccounts will be reduced from 16 to 15. If more than one offer is utilized, the number of available Subaccounts may be reduced from 16 to 14. Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

         This program is not available simultaneously with Dollar Cost Averaging or Portfolio Rebalancing, but is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

         During the offer period we may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

         We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required, if they are received after the end of the offer period, or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5%.The Enhanced Fixed Account will not be available in the State of Washington.



                             THE GUARANTEED ACCOUNTS



         Contract Owners may also allocate Net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in the Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for 5, 7 and 10 year periods.


           Like the Fixed Account described above, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life's general account, which supports its insurance and annuity obligations.


INVESTMENTS IN THE GUARANTEED ACCOUNTS


           You may invest in a Guaranteed Account by allocating Net Premium Payments to the Guaranteed Account of the desired 5, 7, or 10 year period, either on the application or by a later change in Net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired 5, 7 or 10 year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under "Transfers" above for transfers from the Fixed Account to the Variable Account.

           All deposits into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

           You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract's Maturity Date.

           Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of the Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this Prospectus as a "market value adjustment" will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

           Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of twelve transfers in any Contract Year. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.


           Each different Guaranteed Account duration used during the life of a Contract (i.e., the 5, 7 or 10 year Guaranteed Accounts, or the 3 year Guaranteed Account offered prior to May 1, 2003) will reduce by one the number of available different Subaccounts available under a single Contract over its entire life from 16 plus the Money Market Subaccount. Repeated use of the same duration Guaranteed Account, however, will not use up additional available Subaccounts.


           We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

TERMINATION OF A GUARANTEED ACCOUNT


           The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to the Guaranteed Account. For example, if Contract Value is transferred to a 5 year Guaranteed Account on May 1, 2003, the termination date for this Guaranteed Account is May 1, 2008, or the next following Valuation Day if May 1, 2008 is not a Valuation Day.


           We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for the Guaranteed Account. During the 30 day period prior to the termination date (the "30 day window"), you may provide instructions to reinvest the Contract Value in the Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30 day window. In the event that you do not provide instructions during the 30 day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in the Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option whenever you like.

MARKET VALUE ADJUSTMENT

           Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30 day window as an "MVA Withdrawal") from the Guaranteed Account prior to the 30 day window before its termination date.

           We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30 day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

           A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

           Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account are higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at 3% per annum.

           We compute the amount of a market value adjustment as the lesser of
(1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

(1) the absolute value of the Contract Value subject to the market value adjustment times:

                     ((1+i)/(1+j+c))n/12 - 1
       where

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial deposit for the Guaranteed Account duration. n = the number of whole months until the termination date of the Guaranteed Account j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity. c = a constant, .0025 in most jurisdictions.
       or
       (2) the amount initially deposited into the Guaranteed Account times:

((1+k)d/365 - (1.03)d/365) - the sum of all [TRANSFERT((1+k)e/365 -(1.03)e/365)]

       where

 k = the interest rate guaranteed for the guaranteed period.
d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.
TRANSFERT = a transfer from the Guaranteed Account on day T.
e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

     If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

     A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to: - any MVA Withdrawal during the 30 day window - Death Benefit proceeds - your Contract on its Maturity Date; or
             - any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.
EXAMPLES

Example #1:


      Original Deposit:  $10,000
      Original Deposit Date:  May 1, 2002

      The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 7.0%.

      On May 1, 2004, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. There are 60 months remaining in the original guaranteed period. The five year rate from the index on May 1, 2004 is 5.5%. The seven-year rate from the index as of May 1, 2002 is 6.75%. 730 days have elapsed since the initial deposit date of May 1, 2002. The Contract Value in this Guaranteed Account on May 1, 2004 is $11,449.00. (10,000 x 1.072).

      The first part of the market value adjustment formula gives:

      $11,449.00 x(((1+0.0675)/(1+0.055+.0025))60/12 - 1) =  $551.66.

      The second part of the market value adjustment formula gives:

      $10,000 x ((1 + 0.07)730/365 - (1 + 0.03)730/365) = $840.00

      The amount of the market value adjustment is the lesser of the absolute value of the first part, $551.66, and of the second part, $840.00. Since the result of the first part is positive, the market value adjustment is an increase in Contract Value.

      The amount of the transfer will be $11,449.00 + 551.66 = $12,000.66.


EXAMPLE #2

      Original Deposit:  $10,000
      Original Deposit Date:  May 1, 2002
      The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 7.0%.

      On May 1, 2004, the Owner wishes to transfer the full amount from the seven-year guaranteed account. There are 60 months remaining in the original guaranteed period. The five year rate from the index on May 1, 2004 is 8.5%. The seven-year rate from the index as of May 1, 2002 is 6.75%. 730 days have elapsed since the initial deposit date of May 1, 2002. The Contract Value in this Guaranteed Account on May 1, 2004 is $11,449.00. (10,000 x 1.072).

      The first part of the market value adjustment formula gives:

      $11,449.00 x (((1+0.0675)/(1+0.085+.0025))60/12 - 1)  =  -$1,014.76.

      The second part of the market value adjustment formula gives:

      $10,000 x (( 1 + 0.07 )730/365 - ( 1 + 0.03 )730/365 ) = $840.00

      The amount of the market value adjustment is the lesser of the absolute value of the first part, $1,014.76, and of the second part, $840.00. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

      The amount of the transfer will be $11,449.00 - $840.00 = $10,609.00.

      Note that the amount $10,609.00 is $10,000 accumulated for two years at 3%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 3.0%. Had the market value adjustment been positive in this example, it still would have been restricted to $840.00.

  OTHER MATTERS RELEVANT TO THE GUARANTEED ACCOUNTS

           If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

           If you own a section 403(B) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value that is allocated to a Guaranteed Account, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to the Guaranteed Accounts.

           The Guaranteed Accounts are not available in the state of Washington. In addition, as of the date of this Prospectus, the Guaranteed Accounts have not yet been approved in Oregon or New York. In Texas, only Contracts issued after April 8, 2002 are eligible to invest in the Guaranteed Accounts.

  PRESERVER PLUS PROGRAM

           Under this program, you may place a portion of a Net Premium Payment, into a 7 year or 10 year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

   Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from the Guaranteed Account prior to the end of the guarantee period.

                      OPTIONAL ENHANCED DEATH BENEFIT RIDER


           You may choose to include the Enhanced Death Benefit Rider in your Contract. The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the Annuitant if the Owner is not a natural person) die prior to the Contract Anniversary on which you are age 81on an age on nearest birthday basis ( or in the case of Joint Owners, if the first of the Joint Owners to die dies prior to the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), and prior to annuitization. The Enhanced Death Benefit will equal the highest of:


(a) the basic Death Benefit as described above; and


           (b) the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus Net Premium Payments, minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.


           We calculate this as of the date we receive due proof of death. Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see "Premium Taxes, above).


           If you (or the Annuitant if the Owner is not a natural person) die on or after the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies on or after the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), or after annuitization, the death benefit will not be enhanced and will be an amount equal to Contract Value, less any applicable premium tax charge.

           The Enhanced Death Benefit Rider is available at issue if the Owner (or the Annuitant if the Owner is not a natural person, or the oldest of Joint Owners) is age 75 or younger, on an age on nearest birthday basis on the Date of Issue of the Contract. It is available after issue if the Owner (or the Annuitant if the Owner is not a natural person, or the oldest of Joint Owners) is age 75 or younger, on an age on nearest birthday basis on the Contract Anniversary on which the Rider is being added, and only on a Contract Anniversary and only if at the time of the Rider is requested the Contract Value is greater than the total of all Net Premium Payments less all Withdrawals, and any outstanding loan on the Contract and accrued interest on such loan.


           The annual charge for this Rider is 0.20% of Contract Value. After the Contract Anniversary on which you (or the Annuitant, if the Owner is not a natural person) are age 80 on an age on nearest birthday basis (or in the case of Joint Owners, after the Contract Anniversary in which the oldest Joint owner is age 80 on an age on nearest birthday basis), we discontinue the charge. See "Charge for Optional Enhanced Death Benefit Rider", above.


           It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.


           We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See "Death of Owner", above.

                       OPTIONAL ACCELERATED BENEFIT RIDERS

            If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

           The covered person is the Owner, unless the Owner is not a person, in which case the covered person is the Annuitant. If there are Joint Owners, then each are considered covered persons. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

           These Riders may not be available in all states and its terms may vary by state. These Riders will not be available in New York, Texas, Virginia and Washington. As of the date of this Prospectus, California, Oregon and Pennsylvania have not yet approved these Riders. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, South Carolina and Utah only allow the terminal illness portion of the Riders.

           Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See "Federal Income Tax Considerations", below.


                        FEDERAL INCOME TAX CONSIDERATIONS


           The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

           If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

TAXATION OF NON-QUALIFIED CONTRACTS

           NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

           The following discussion generally applies to Contracts owned by natural persons.


           WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustment and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

           PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

          --         made on or after the taxpayer reaches age 59 1/2

          --         made on or after the death of an Owner;

          --         attributable to the taxpayer's becoming disabled; or

          -- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

           ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

           TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

           TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

           WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

           MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

           The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

           INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements.

           SIMPLE IRAS permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

           ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

           CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


           TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

           SECTION 457 PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

           OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

           Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.


           "Eligible rollover distributions" from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to non-taxable distributions if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, Section 403(b) plan, IRA or to a governmental section 457 plan that agrees to separately account for rollover contributions.



POSSIBLE TAX LAW CHANGES

           Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

           We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

           For additional information relating to the tax status of the Contract, see the Statement of Additional Information.


                                GENDER NEUTRALITY


           In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

           The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

                                  VOTING RIGHTS


           Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

           In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

           The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner's interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

           We determine the number of shares which a person has the right to vote on a date we choose not more than 90 days prior to the meeting of the Fund. We solicit voting instructions by written communication at least 21 days prior to such meeting.

           We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account.

           Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.


                           CHANGES TO VARIABLE ACCOUNT

           We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this Prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.


                                   ADVERTISING
YIELD

                     A "yield" and "effective yield" may be advertised for the Sentinel VPTMoney Market Portfolio Subaccount.
"Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Subaccount's units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect. Please note that during extended periods of low interest rates, the yields on the Sentinel VPT Money Market Subaccount may become extremely low, and possibly even negative.

PERFORMANCE

           We may also from time to time advertise the performance of the Subaccounts of the Variable Account relative to the performance of other variable annuity subaccounts or funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Subaccounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

           MARKET COMPARISONS. The Subaccounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.

           Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/ Wiesenberger, Morningstar, Donoghue's; magazines such as Money, FORBES, KIPLINGER'S PERSONAL FINANCE MAGAZINE, FINANCIAL WORLD, CONSUMER REPORTS, BUSINESS WEEK, TIME, NEWSWEEK, NATIONAL UNDERWRITER, U.S. NEWS AND WORLD REPORT; rating services such as LIMRA, VALUE, BEST'S AGENT GUIDE, WESTERN ANNUITY GUIDE, COMPARATIVE ANNUITY REPORTS; and other publications such as the WALL STREET JOURNAL, BARRON'S, INVESTOR'S DAILY, and Standard & Poor's OUTLOOK. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Funds against all funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

           RATING SERVICES. We are also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the Contracts. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

           HISTORICAL PERFORMANCE. We may from time to time advertise several types of historical performance for the Subaccounts of the Variable Account. We may advertise for the Subaccounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "adjusted historic average annual total return."

           STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Standardized Average Annual Total Return will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the Subaccount has been in existence, if the Subaccount has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

                     The charts below show Standardized Average Annual Total Return for the Subaccounts for the indicated periods. For the purposes of calculating Standardized Average Annual Total Return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of 0.15%, the Annual Contract Fee of $30.00, the applicable CDSC, the optional Enhanced Death Benefit Rider charge of 0.20% were deducted. For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge, by determining what the total Annual Contract Fees would be on the Contracts in force on December 31, 2001 at their Contract Values on December 31, 2002, and dividing by the total Contract Value in the Variable Account of all Contracts in force on December 31, 2002. The charge works out to 0.05% per annum.

                     Based on the method of calculation described above, and assuming the optional Enhanced Death benefit Rider is not elected, the Standardized Average Annual Total Returns for the Subaccounts for the periods ending December 31, 2002 were:

Standardized Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider Is Not Elected)

                                                       1 Year to     5 Years to    10 Years to      Life of         Date
                                                                                                  Subaccount     Subaccount
                                                       12/31/2002    12/31/2002     12/31/2002    to 12/31/02    Effective

------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Common Stock1                                  -25.51%        -2.58%            N/A        -0.58%     07/02/1997
Sentinel VPT Growth Index                                   -32.12%           N/A            N/A       -24.72%     12/01/2000
Sentinel VPT Mid Cap Growth2                                -32.17%        -3.89%            N/A        -1.15%     07/02/1997
Sentinel VPT Money Market3                                   -7.11%         2.24%            N/A         2.57%     07/02/1997
Sentinel VPT Small Company4                                 -22.15%         7.44%            N/A         8.38%     07/02/1997
Sentinel VPT Bond5                                            0.54%         4.07%            N/A         4.99%     07/02/1997
Sentinel VPT Balanced6                                      -18.54%        -1.46%            N/A         0.28%     07/02/1997
Alger American Growth                                       -40.95%        -2.12%            N/A        -0.42%     07/02/1997
Alger American Leveraged AllCap                             -41.85%           N/A            N/A       -28.97%     12/01/2000
Alger American Small Capitalization                         -34.28%       -11.15%            N/A        -8.28%     07/02/1997
American Century VP Income & Growth                         -20.87%           N/A            N/A         2.05%     08/03/1998
American Century VP Value                                   -27.52%           N/A            N/A        -5.71%     08/03/1998
Dreyfus Socially Responsible Growth Fund                    -36.96%           N/A            N/A       -29.40%     12/01/2000
Fidelity VIP Fund - Equity Income                           -25.13%        -1.75%            N/A         0.24%     07/02/1997
Fidelity VIP Fund - Growth                                  -38.10%        -2.43%            N/A        -0.65%     07/02/1997
Fidelity VIP Fund - High Income                              -5.03%        -8.20%            N/A        -5.81%     07/02/1997
Fidelity VIP Fund - Overseas                                -28.42%        -6.08%            N/A        -6.19%     07/02/1997
Fidelity VIP Fund - Contrafund                              -17.64%         1.68%            N/A         3.58%     07/02/1997
Fidelity VIP Fund - Index 500                               -30.36%        -2.92%            N/A        -0.78%     07/02/1997
Fidelity VIP Fund - Investment Grade Bond                     1.77%           N/A            N/A         7.04%     11/30/2000
INVESCO VIF Dynamics                                        -39.87%           N/A            N/A       -32.81%     12/01/2000
INVESCO VIF Health Sciences                                 -32.53%           N/A            N/A       -19.99%     12/01/2000
INVESCO VIF Technology                                      -54.60%           N/A            N/A       -50.47%     12/01/2000
J.P. Morgan International Opportunities                     -26.47%           N/A            N/A        -9.22%     08/03/1998
J.P. Morgan Small Company                                   -29.77%           N/A            N/A        -4.26%     08/03/1998
Neuberger Berman AMT Partners                               -32.22%           N/A            N/A        -6.84%     08/03/1998
Strong Mid Cap Growth Fund                                  -45.44%        -4.19%            N/A        -1.33%     07/02/1997
Strong Opportunity Fund II, Inc.                            -34.86%         0.81%            N/A         3.11%     07/02/1997




(1) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Growth Portfolio.

(2) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Sentinel Growth Portfolio.

(3) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Money Market Portfolio.

(4) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Aggressive Growth Portfolio.

(5) Prior to April 28, 2003, this Subaccount invested in shares of Market Street Bond Portfolio, and from April 28, 2003 to a date anticipated to be on or about June 1, 2003, this Subaccount invests in Gartmore GVIT Government Bond Fund - Class IV shares. On or about June 1, 2003, it is anticipated that shares of Sentinel Variable Products Bond Fund will be substituted for all Gartmore GVIT Government Bond Fund - Class IV shares held by this Subaccount.

(6) Prior to April 28, 2003, this Subaccount invested in shares of Market Street Balanced Portfolio, and from April 28, 2003 to a date anticipated to be on or about June 1, 2003, this Subaccount invests in J.P. Morgan GVIT Balanced Fund - Class IV shares. On or about June 1, 2003, it is anticipated that shares of Sentinel Variable Products Balanced Fund will be substituted for all J.P. Morgan GVIT Balanced Fund - Class IV shares held by this Subaccount.


           The chart below shows Average Annual Total Returns calculated on the same basis as the Standardized Average Annual Total Returns shown above, but assume that the optional Enhanced Death Benefit Rider is elected.

Standardized Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider Is Elected)

                                                                                                      Life of          Date
                                              1 Year to        5 Years to          10 Years to       Subaccount     Subaccount
                                             12/31/2002        12/31/2002          12/31/2002        to 12/31/02      Effective

------------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Common Stock1                      -25.68%           -2.79%                N/A            -0.78%        07/02/1997
Sentinel VPT Growth Index                       -32.28%              N/A                N/A           -24.88%        12/01/2000
Sentinel VPT Mid Cap Growth2                    -32.32%           -4.09%                N/A            -1.35%        07/02/1997
Sentinel VPT Money Market3                       -7.31%            2.03%                N/A             2.36%        07/02/1997
Sentinel VPT Small Company4                     -22.32%            7.22%                N/A             8.16%        07/02/1997
Sentinel VPT Bond5                                0.32%            3.86%                N/A             4.78%        07/02/1997
Sentinel VPT Balanced6                          -18.72%           -1.67%                N/A             0.08%        07/02/1997
Alger American Growth                           -41.08%           -2.32%                N/A            -0.62%        07/02/1997
Alger American Leveraged AllCap                 -41.99%              N/A                N/A           -29.13%        12/01/2000
Alger American Small Capitalization             -34.43%          -11.33%                N/A            -8.48%        07/02/1997
American Century VP Income & Growth             -21.04%              N/A                N/A             1.85%        08/03/1998
American Century VP Value                       -27.68%              N/A                N/A            -5.91%        08/03/1998
Dreyfus Socially Responsible Growth Fund        -37.10%              N/A                N/A           -29.56%        12/01/2000
Fidelity VIP Fund - Equity Income               -25.30%           -1.95%                N/A             0.04%        07/02/1997
Fidelity VIP Fund - Growth                      -38.24%           -2.63%                N/A            -0.85%        07/02/1997
Fidelity VIP Fund - High Income                  -5.23%           -8.40%                N/A            -6.01%        07/02/1997
Fidelity VIP Fund - Overseas                    -28.58%           -6.27%                N/A            -6.38%        07/02/1997
Fidelity VIP Fund - Contrafund                  -17.82%            1.47%                N/A             3.37%        07/02/1997
Fidelity VIP Fund - Index 500                   -30.51%           -3.12%                N/A            -0.98%        07/02/1997
Fidelity VIP Fund - Investment Grade Bond         1.56%              N/A                N/A             6.82%        11/30/2000
INVESCO VIF Dynamics                            -40.01%              N/A                N/A           -32.96%        12/01/2000
INVESCO VIF Health Sciences                     -32.68%              N/A                N/A           -20.17%        12/01/2000
INVESCO VIF Technology                          -54.72%              N/A                N/A           -50.60%        12/01/2000
J.P. Morgan International Opportunities         -26.64%              N/A                N/A            -9.41%        08/03/1998
J.P. Morgan Small Company                       -29.93%              N/A                N/A            -4.46%        08/03/1998
Neuberger Berman AMT Partners                   -32.38%              N/A                N/A            -7.04%        08/03/1998
Strong Mid Cap Growth Fund                      -45.57%           -4.39%                N/A            -1.54%        07/02/1997
Strong Opportunity Fund II, Inc.                -35.01%            0.60%                N/A             2.90%        07/02/1997


(1) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Growth Portfolio.

(2) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Sentinel Growth Portfolio.

(3) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Money Market Portfolio.

(4) Prior to December 1, 2000, this Subaccount invested in shares of Market Street Aggressive Growth Portfolio.

(5) Prior to April 28, 2003, this Subaccount invested in shares of Market Street Bond Portfolio, and from April 28, 2003 to a date anticipated to be on or about June 1, 2003, this Subaccount invests in Gartmore GVIT Government Bond Fund - Class IV shares. On or about June 1, 2003, it is anticipated that shares of Sentinel Variable Products Bond Fund will be substituted for all Gartmore GVIT Government Bond Fund - Class IV shares held by this Subaccount.

(6) Prior to April 28, 2003, this Subaccount invested in shares of Market Street Balanced Portfolio, and from April 28, 2003 to a date anticipated to be on or about June 1, 2003, this Subaccount invests in J.P. Morgan GVIT Balanced Fund - Class IV shares. On or about June 1, 2003, it is anticipated that shares of Sentinel Variable Products Balanced Fund will be substituted for all J.P. Morgan GVIT Balanced Fund - Class IV shares held by this Subaccount.






           NONSTANDARDIZED ADJUSTED HISTORIC AVERAGE ANNUAL TOTAL RETURN. In addition, historic performance data may be presented for the Funds since their inception, reduced by the applicable fees and charges under the Contracts. Such adjusted historic Fund performance includes data that precedes the inception date of the Subaccounts. This data is designed to show performance that would have resulted if the Contract had been in existence during that time. Adjusted historic Fund performance data will be shown only if standard performance data for the Subaccounts is also shown.

                     The charts below show nonstandardized adjusted historic average annual total returns for the Funds for the indicated periods. For the purposes of calculating nonstandardized Adjusted Historic Fund Average Annual Total Return, the Mortality and Expense Risk Charge of 1.25%, the Administration Charge of 0.15%, the Annual Contract Fee of $30.00, and (if so indicated) the applicable CDSC and/or the optional Enhanced Death Benefit Rider Charge of 0.20% were deducted. For purposes of computing the Annual Contract Fee, the Annual Contract Fee has been converted into a per-dollar per-day charge, by determining what the total Annual Contract Fees would be on the Contracts in force on December 31, 2002 at their Contract Values on December 31, 2002, and dividing by the total Contract Value in the Variable Account of all Contracts in force on December 31, 2002. The charge works out to 0.05% per annum.


                     Based on the method of calculation described above, the nonstandardized Adjusted Historic Average Annual Total Returns for the Funds for the periods ending December 31, 2002 were:


Nonstandardized Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Not Elected and the Contingent Deferred Sales Charge Is Not Deducted)

                                                1 Year to       5 Years to      10 Years to      Life of Fund       Date Fund
                                                12/31/2002      12/31/2002       12/31/2002      to 12/31/02        Effective

-------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Common Stock                         -18.51%             N/A              N/A          -11.56%         11/30/2000
Sentinel VPT Growth Index                         -25.12%             N/A              N/A          -21.50%         11/30/2000
Sentinel VPT Mid Cap Growth                       -25.17%             N/A              N/A          -23.92%         11/30/2000
Sentinel VPT Money Market                          -0.11%             N/A              N/A            1.20%         11/30/2000
Sentinel VPT Small Company                        -15.15%             N/A              N/A           -2.67%         11/30/2000
Alger American Growth                             -33.95%          -1.48%            7.64%           10.48%         01/09/1989
Alger American Leveraged AllCap                   -34.85%           1.80%              N/A           11.97%         01/25/1995
Alger American Small Capitalization               -27.28%         -10.20%           -0.14%            6.97%         09/21/1988
American Century VP Income & Growth               -13.87%           2.41%              N/A            6.87%         05/01/1996
American Century VP Value                         -20.52%          -1.64%              N/A           -0.20%         10/30/1997
Dreyfus Socially Responsible Growth Fund          -29.96%          -5.17%              N/A            5.56%         10/07/1993
Fidelity VIP Fund - Equity Income                 -18.13%          -1.11%            8.23%            8.48%         10/09/1986
Fidelity VIP Fund - Growth                        -31.10%          -1.78%            6.90%            8.84%         10/09/1986
Fidelity VIP Fund - High Income                     1.97%          -7.37%            1.99%            5.25%         09/19/1985
Fidelity VIP Fund - Overseas                      -21.42%          -5.32%            3.20%            2.76%         01/28/1987
Fidelity VIP Fund - Contrafund                    -10.64%           2.23%              N/A           10.68%         01/03/1995
Fidelity VIP Fund  - Index 500                    -23.36%          -2.25%            7.50%            7.82%         08/27/1992
Fidelity VIP Fund  - Investment Grade Bond          8.78%           5.94%            5.77%            6.43%         12/05/1988
INVESCO VIF Dynamics                              -32.87%          -4.80%              N/A           -3.98%         08/25/1997
INVESCO VIF Health Sciences                       -25.53%           3.76%              N/A            5.02%         05/22/1997
INVESCO VIF Technology                            -47.60%          -7.74%              N/A           -4.76%         05/21/1997
J.P. Morgan International Opportunities           -19.47%          -5.83%              N/A           -0.63%         01/03/1995
J.P. Morgan Small Company                         -22.77%          -4.10%              N/A            5.56%         01/03/1995
Neuberger Berman AMT Partners                     -25.22%          -5.02%              N/A            5.95%         03/22/1994
Strong Mid Cap Growth Fund                        -38.44%          -3.49%              N/A            1.15%         12/31/1996
Strong Opportunity Fund II, Inc.                  -27.86%           1.38%            9.21%           10.07%         05/08/1992


Nonstandardized Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Not Elected and the Contingent Deferred Sales Charge Is Deducted)

                                                 1 Year to        5 Years to        10 Years to       Life of Fund       Date Fund
                                                 12/31/2002       12/31/2002         12/31/2002        to 12/31/02       Effective

------------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Common Stock                      -25.51%                N/A                N/A           -14.35%           11/30/2000
Sentinel VPT Growth Index                      -32.12%                N/A                N/A           -24.69%           11/30/2000
Sentinel VPT Mid Cap Growth                    -32.17%                N/A                N/A           -27.22%           11/30/2000
Sentinel VPT Money Market                       -7.11%                N/A                N/A            -1.20%           11/30/2000
Sentinel VPT Small Company                     -22.15%                N/A                N/A            -5.17%           11/30/2000
Alger American Growth                          -40.95%             -2.12%              7.64%            10.48%           01/09/1989
Alger American Leveraged AllCap                -41.85%              1.23%                N/A            11.97%           01/25/1995
Alger American Small Capitalization            -34.28%            -11.15%             -0.14%             6.97%           09/21/1988
American Century VP Income & Growth            -20.87%              1.86%                N/A             6.77%           05/01/1996
American Century VP Value                      -27.52%             -2.29%                N/A            -0.59%           10/30/1997
Dreyfus Socially Responsible Growth Fund       -36.96%             -5.92%                N/A             5.56%           10/07/1993
Fidelity VIP Fund - Equity Income              -25.13%             -1.75%              8.23%             8.48%           10/09/1986
Fidelity VIP Fund - Growth                     -38.10%             -2.43%              6.90%             8.84%           10/09/1986
Fidelity VIP Fund - High Income                 -5.03%             -8.20%              1.99%             5.25%           09/19/1985
Fidelity VIP Fund - Overseas                   -28.42%             -6.08%              3.20%             2.76%           01/28/1987
Fidelity VIP Fund - Contrafund                 -17.64%              1.68%                N/A            10.68%           01/03/1995
Fidelity VIP Fund - Index 500                  -30.36%             -2.92%              7.50%             7.82%           08/27/1992
Fidelity VIP Fund - Investment Grade Bond        1.77%              5.46%              5.77%             6.43%           12/05/1988
INVESCO VIF Dynamics                           -39.87%             -5.54%                N/A            -4.44%           08/25/1997
INVESCO VIF Health Sciences                    -32.53%              3.23%                N/A             4.73%           05/22/1997
INVESCO VIF Technology                         -54.60%             -8.59%                N/A            -5.21%           05/21/1997
J.P. Morgan International Opportunities        -26.47%             -6.61%                N/A            -0.63%           01/03/1995
J.P. Morgan Small Company                      -29.77%             -4.82%                N/A             5.56%           01/03/1995
Neuberger Berman AMT Partners                  -32.22%             -5.77%                N/A             5.95%           03/22/1994
Strong Mid Cap Growth Fund                     -45.44%             -4.19%                N/A             1.00%           12/31/1996
Strong Opportunity Fund II, Inc.               -34.86%              0.81%              9.21%            10.07%           05/08/1992


Nonstandardized Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Elected and the Contingent Deferred Sales Charge Is Not Deducted)

                                                   1 Year to       5 Years to      10 Years to     Life of Fund        Date Fund
                                                   12/31/2002      12/31/2002      12/31/2002       to 12/31/02        Effective

----------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Common Stock                            -18.68%              N/A             N/A           -11.74%        11/30/2000
Sentinel VPT Growth Index                            -25.28%              N/A             N/A           -21.66%        11/30/2000
Sentinel VPT Mid Cap Growth                          -25.32%              N/A             N/A           -24.07%        11/30/2000
Sentinel VPT Money Market                             -0.31%              N/A             N/A             0.99%        11/30/2000
Sentinel VPT Small Company                           -15.32%              N/A             N/A            -2.86%        11/30/2000
Alger American Growth                                -34.08%           -1.67%           7.43%            10.26%        01/09/1989
Alger American Leveraged AllCap                      -34.99%            1.59%             N/A            11.75%        01/25/1995
Alger American Small Capitalization                  -27.43%          -10.38%          -0.34%             6.76%        09/21/1988
American Century VP Income & Growth                  -14.04%            2.21%             N/A             6.66%        05/01/1996
American Century VP Value                            -20.68%           -1.84%             N/A            -0.40%        10/30/1997
Dreyfus Socially Responsible Growth Fund             -30.10%           -5.36%             N/A             5.35%        10/07/1993
Fidelity VIP Fund - Equity Income                    -18.30%           -1.31%           8.02%             8.27%        10/09/1986
Fidelity VIP Fund - Growth                           -31.24%           -1.97%           6.69%             8.63%        10/09/1986
Fidelity VIP Fund - High Income                        1.77%           -7.56%           1.79%             5.04%        09/19/1985
Fidelity VIP Fund - Overseas                         -21.58%           -5.51%           3.00%             2.55%        01/28/1987
Fidelity VIP Fund - Contrafund                       -10.82%            2.03%             N/A            10.46%        01/03/1995
Fidelity VIP Fund - Index 500                        -23.51%           -2.45%           7.28%             7.61%        08/27/1992
Fidelity VIP Fund - Investment Grade Bond              8.56%            5.73%           5.55%             6.21%        12/05/1988
INVESCO VIF Dynamics                                 -33.01%           -4.99%             N/A            -4.18%        08/25/1997
INVESCO VIF Health Sciences                          -25.68%            3.55%             N/A             4.81%        05/22/1997
INVESCO VIF Technology                               -47.72%           -7.93%             N/A            -4.95%        05/21/1997
J.P. Morgan International Opportunities              -19.64%           -6.02%             N/A            -0.82%        01/03/1995
J.P. Morgan Small Company                            -22.93%           -4.29%             N/A             5.35%        01/03/1995
Neuberger Berman AMT Partners                        -25.38%           -5.21%             N/A             5.74%        03/22/1994
Strong Mid Cap Growth Fund                           -38.57%           -3.68%             N/A             0.95%        12/31/1996
Strong Opportunity Fund II, Inc.                     -28.01%            1.18%           8.99%             9.85%        05/08/1992


Nonstandardized Adjusted Historic Average Annual Total Return
(Assuming the Enhanced Death Benefit Rider is Elected and the Contingent Deferred Sales Charge Is Deducted)

                                                     1 Year to        5 Years to       10 Years to    Life of Fund       Date Fund
                                                     12/31/2002       12/31/2002       12/31/2002      to 12/31/02       Effective

-----------------------------------------------------------------------------------------------------------------------------------

Sentinel VPT Common Stock                              -25.68%               N/A             N/A         -14.53%        11/30/2000
Sentinel VPT Growth Index                              -32.28%               N/A             N/A         -24.86%        11/30/2000
Sentinel VPT Mid Cap Growth                            -32.32%               N/A             N/A         -27.39%        11/30/2000
Sentinel VPT Money Market                               -7.31%               N/A             N/A          -1.41%        11/30/2000
Sentinel VPT Small Company                             -22.32%               N/A             N/A          -5.37%        11/30/2000
Alger American Growth                                  -41.08%            -2.32%           7.43%          10.26%        01/09/1989
Alger American Leveraged AllCap                        -41.99%             1.02%             N/A          11.75%        01/25/1995
Alger American Small Capitalization                    -34.43%           -11.33%          -0.34%           6.76%        09/21/1988
American Century VP Income & Growth                    -21.04%             1.65%             N/A           6.55%        05/01/1996
American Century VP Value                              -27.68%            -2.50%             N/A          -0.79%        10/30/1997
Dreyfus Socially Responsible Growth Fund               -37.10%            -6.12%             N/A           5.35%        10/07/1993
Fidelity VIP Fund - Equity Income                      -25.30%            -1.95%           8.02%           8.27%        10/09/1986
Fidelity VIP Fund - Growth                             -38.24%            -2.63%           6.69%           8.63%        10/09/1986
Fidelity VIP Fund - High Income                         -5.23%            -8.40%           1.79%           5.04%        09/19/1985
Fidelity VIP Fund - Overseas                           -28.58%            -6.27%           3.00%           2.55%        01/28/1987
Fidelity VIP Fund - Contrafund                         -17.82%             1.47%             N/A          10.46%        01/03/1995
Fidelity VIP Fund - Index 500                          -30.51%            -3.12%           7.28%           7.61%        08/27/1992
Fidelity VIP Fund - Investment Grade Bond                1.56%             5.25%           5.55%           6.21%        12/05/1988
INVESCO VIF Dynamics                                   -40.01%            -5.74%             N/A          -4.63%        08/25/1997
INVESCO VIF Health Sciences                            -32.68%             3.02%             N/A           4.52%        05/22/1997
INVESCO VIF Technology                                 -54.72%            -8.78%             N/A          -5.41%        05/21/1997
J.P. Morgan International Opportunities                -26.64%            -6.80%             N/A          -0.82%        01/03/1995
J.P. Morgan Small Company                              -29.93%            -5.02%             N/A           5.35%        01/03/1995
Neuberger Berman AMT Partners                          -32.38%            -5.97%             N/A           5.74%        03/22/1994
Strong Mid Cap Growth Fund                             -45.57%            -4.39%             N/A           0.79%        12/31/1996
Strong Opportunity Fund II, Inc.                       -35.01%             0.60%           8.99%           9.85%        05/08/1992




           All performance information and comparative material advertised by National Life is historical in nature and is not intended to represent or guarantee future results. An Owner's Contract Value at redemption may be more or less than original cost.



                          DISTRIBUTION OF THE CONTRACTS

           The principal underwriter for the contracts is ESI, which is an SEC-registered broker-dealer firm and is a member of the National Association of Securities Dealers, Inc. More information about ESI and its registered persons available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASDR Regulation describing its Public Disclosure Program. ESI is a wholly-owned subsidiary of National Life. It distributes a full line of securities products, including mutual funds, unit investment trusts, and variable insurance contracts, and provides individual securities brokerage services. You may also purchase a Contract from another broker-dealer which has a selling agreement with ESI. The maximum dealer concession payable for selling the Contracts will generally be 6.5%; however, during certain promotional periods the dealer concession may vary. These promotional periods will be determined by National Life and the maximum dealer concession paid during these periods will not exceed 7.0%. We will pay the dealer concession, at the election of the registered representative, either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. Registered representatives of ESI may also be eligible for bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

                   INSURANCE MARKETPLACE STANDARDS ASSOCIATION

           National Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

                              FINANCIAL STATEMENTS


         National Life's financial statements as of and for the years ended December 31, 2002 and 2001, which are included in the Statement of Additional Information, should be considered only as bearing on National Life's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.



                             STATEMENTS AND REPORTS

           National Life will mail to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner's Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner's Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.


                                 OWNER INQUIRIES

           Owner inquiries may be directed to National Life Insurance Company by writing to us at National Life Drive, Montpelier, Vermont 05604, or calling 1-800-537-7003.


                                LEGAL PROCEEDINGS

           The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or the Variable Account. ESI is not engaged in any litigation of any material nature.

                                    GLOSSARY

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

ANNUITIZATION - The period during which annuity payments are received.

ANNUITIZATION DATE - The date on which annuity payments commence.

ANNUITY PAYMENT OPTION - The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

CASH SURRENDER VALUE - An amount equal to Contract Value, minus any applicable Contingent Deferred Sales Charge, minus any applicable premium tax charge.

CHOSEN HUMAN BEING - An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

CODE - The Internal Revenue Code of 1986, as amended.

COLLATERAL FIXED ACCOUNT - The portion of the Fixed Account which holds value that secures a loan on the Contract.

CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.

CONTRACT VALUE - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

CONTRACT YEAR - Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE - The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

DISTRIBUTION - Any payment of part or all of the Contract Value.

FIXED ACCOUNT - The Fixed Account is part of National Life's general account and Guaranteed Accounts. made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

FIXED ANNUITY - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

FUND - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

GUARANTEED ACCOUNT - A Guaranteed Account is part of National Life's general account. We guarantee a specified interest rate for the entire time an investment remains in the Guaranteed Account.

INDIVIDUAL RETIREMENT ANNUITY (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INVESTMENT COMPANY ACT - The Investment Company Act of 1940, as amended from time to time.

JOINT OWNERS - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to "Owner" in this prospectus will apply to both of the Joint Owners.

MATURITY DATE - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life's approval.

MONTHLY CONTRACT DATE - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

NON-QUALIFIED CONTRACT - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRA's), 408A (Roth IRA's), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

OWNER ("YOU") - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

PAYEE - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

PREMIUM PAYMENT - A deposit of new value into the Contract. The term "Premium Payment" does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

NET PREMIUM PAYMENTS - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

QUALIFIED CONTRACT - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRA's), 408A (Roth IRA's), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

SUBACCOUNTS - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

TAX-SHELTERED ANNUITY - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

VALUATION DAY - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day.

VALUATION PERIOD - The time between two successive Valuation Days.

VARIABLE ACCOUNT -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

VARIABLE ANNUITY - An annuity the accumulated value of which varies with the investment experience of a separate account.

WITHDRAWAL - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION



National Life Insurance Company............................................3
Additional Contract Provisions.............................................3
           The Contract....................................................3
           Misstatement of Age or Sex......................................3
           Dividends.......................................................3
           Assignment......................................................3
Calculation of Yields and Total Returns....................................3
           Money Market Subaccount.........................................4
           Other Subaccounts...............................................5
           Total Returns...................................................6
           Other Total Returns.............................................7
           Effect of the Annual Contract Fee on Performance Data...........8
Tax Status of the Contracts................................................8
Distribution of the Contracts..............................................9
Safekeeping of Account Assets..............................................9
State Regulation...........................................................9
Records and Reports........................................................9
Legal Matters..............................................................9
Experts    9
Other Information..........................................................10
Financial Statements.......................................................10
Financial Statements:......................................................F-1
    National Life Holding Company
    National Life Insurance Company
    National Variable Annuity Account II

                         NATIONAL LIFE INSURANCE COMPANY

                      NATIONAL VARIABLE ANNUITY ACCOUNT II




                  SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION









                                   OFFERED BY
                         NATIONAL LIFE INSURANCE COMPANY
                               NATIONAL LIFE DRIVE
                            MONTPELIER, VERMONT 05604





             This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Sentinel Advantage Variable Annuity Contract ("Contract") offered by National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2003 by calling 1-800-537-7003, by writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604 or by accessing the SEC's website at http://www.sec.gov. Definitions of terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.



                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
                   NOT A PROSPECTUS AND SHOULD BE READ ONLY IN
                CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.








                                Dated May 1, 2003

                                TABLE OF CONTENTS


National Life Insurance Company...............................................3
Additional Contract Provisions................................................3
           The Contract.......................................................3
           Misstatement of Age or Sex.........................................3
           Dividends..........................................................3
           Assignment.........................................................3
Calculation of Yields and Total Returns.......................................3
           Money Market Subaccount............................................4
           Other Subaccounts..................................................5
           Total Returns......................................................6
           Other Total Returns................................................7
           Effect of the Annual Contract Fee on Performance Data..............8
Tax Status of the Contracts...................................................8
Distribution of the Contracts.................................................9
Safekeeping of Account Assets.................................................9
State Regulation..............................................................9
Records and Reports...........................................................9
Legal Matters.................................................................9
Experts    ...................................................................9
Other Information.............................................................10
Financial Statements..........................................................10

                         NATIONAL LIFE INSURANCE COMPANY

           National Life Insurance Company ("National Life") has operated as a mutual life insurance company since 1848 under a charter granted by the State of Vermont, and has done business continuously as "National Life Insurance Company."

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

           The entire contract is made up of the Contract and the application. The statements made in the application are deemed representations and not warranties. National Life cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

MISSTATEMENT OF AGE OR SEX

           If the age or sex of the Chosen Human Being has been misstated, the amount which will be paid is that which is appropriate to the correct age and sex.

DIVIDENDS

       The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

ASSIGNMENT

           Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

           Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Contracts are not eligible for assignment.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

           From time to time, National Life may disclose yields, total returns, and other performance data pertaining to the Contracts or a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

           Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

Yields

           A. MONEY MARKET SUBACCOUNT

           From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities.

           This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical pre-existing account having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing the base period return on a 365-day, simple interest basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Fee;
2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, the $30 Annual Contract Fee is converted to a per dollar per day charge. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. Current Yield will be calculated according to the following formula:

           Current Yield = ((NCS - ES) /UV) x (365/7)

           Where:

           NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical pre-exiting account having an initial balance of one Subaccount unit.

           ES = per unit expenses attributable to the hypothetical account for the seven-day period.

           UV = The unit value at the beginning of the seven-day period.

           The effective yield of the Money Market Subaccount, determined on a compound basis for the same seven-day period, may also be quoted.

           The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield =   (1 + (NCS - ES)/UV))365/7 - 1

           Where:

           NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical pre-existing account having an initial balance of one Subaccount unit.

           ES = per unit expenses attributable to the hypothetical account for the seven day period.

           UV = The unit value at the beginning of the seven-day period.

           Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.


           The current yield for the Money Market Subaccount as of December 31, 2002 was -0.53%%, and the effective yield for that Subaccount as of the same date was -0.53%%. These yields were calculated based on the performance of the Money Market Portfolio for the seven day period ending December 31, 2002.


           The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

           B. OTHER SUBACCOUNTS

           From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for a 30-day (or one-month) period. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day (or one-month) period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day (or one-month) period is assumed to be generated each period over a 12-month period.

           The yield is computed by: 1) dividing the net investment income earned during the period by the Portfolio company attributable to shares owned by the Subaccount less Subaccount expenses for the period; by (2) the maximum offering price per Subaccount unit on the last day of the period times the daily average daily number of Subaccount units outstanding for the period; and 3) compounding that yield for a six-month period; and then 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Contract Fee, the Administration Charge and the Mortality and Expense Risk Charge. For the class of Contracts with the Enhanced Death Benefit Rider, the charge for that optional benefit will be included. For purposes of calculating the yield, the $30 Annual Contract fee is converted to a per dollar per day charge to determine the amount of this charge attributable to the Subaccount for the period. The yield is calculated according to the following formula:

           Yield = 2 x (((NI - ES)/(U x UV) + 1) 6-1)

           Where:

           NI = net investment income earned during the period by the Portfolio company attributable to the shares owned by the Subaccount.

           ES = expenses of the Subaccount for the period.

           U = the average daily number of Subaccount units outstanding during the period.

           UV = the maximum offering price per Subaccount unit on the last day of the period. This is equivalent to the unit value at the close of the last day in the period.

           Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Portfolio.

           The yield on the amounts held in the Subaccounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD OF ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

           Yield calculations do not take into account the Surrender Charge on amounts surrendered or withdrawn under the Contract. The Surrender Charge ranges from 1% to 7% of premiums paid during the seven years prior to the surrender or withdrawal, including the year in which the surrender is made. A Surrender Charge will not be imposed on Withdrawals in any Contract Year on an amount up to 15% of the Contract Value as of the most recent Contract Anniversary. However, if a Contract is subsequently surrendered within a year after taking a Withdrawal that benefits from the CDSC-free provision, a CDSC will be assessed at the time of the surrender as if the surrender had been taken as a single step.

TOTAL RETURNS

           From time to time, sales literature or advertisements may also quote total returns for periods after or prior to the date the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Contracts will be calculated based on the performance of the Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods with the level of Contract charges that were in effect at the inception of the Subaccounts.

           A.        STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

           Standardized average annual total returns represent the average annual compounded rates of return that would equate a hypothetical initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the measuring period. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

           Standardized average annual total returns are calculated using Subaccount unit values which we calculate on each Valuation Day based on the performance of the Subaccount's underlying Portfolio and deductions for the Mortality and Expense Risk Charge and the Administration Charge. For purpose of calculating average annual total returns, the $30 Annual Contract Fee is converted to a per dollar per day charge to determine the amount of this charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standardized average annual total returns will therefore reflect a deduction of the CDSC for any period less than seven years. The standardized average annual total return is calculated according to the following formula:

           TR=(ERV/P)1/N-1

           Where:

           TR = the average annual total return net of recurring Subaccount charges.

           ERV= the ending redeemable value (net of any applicable surrender charge) of the hypothetical investment at the end of the period.

           P =  a hypothetical initial payment of $1,000.

           N =  the number of years in the period.

           Standardized average annual total returns are reported only for periods during which a given Subaccount was available in the Contract.

           Standardized average annual total return may be calculated either taking into account or not taking into account the impact of the Enhanced Death Benefit Rider.


           Standardized average annual total returns as of December 31, 2002 are shown in the prospectus.


           B.        OTHER TOTAL RETURNS

           NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN. From time to time, sales literature or advertisements may also quote nonstandardized average annual total returns for the Subaccounts that do not reflect the CDSC. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.


Nonstandardized average annual total returns as of December 31, 2002 are shown in the prospectus.


           CUMULATIVE SUBACCOUNT TOTAL RETURN. National Life may disclose cumulative total returns in conjunction with the standard formats described above. The Cumulative total returns will be calculated using the following formula:

           CTR =          (ERV/P) - 1

Where:

           CTR = The Cumulative Total Return net of recurring Subaccount charges for the period.

           ERV = The ending redeemable value of the hypothetical investment at the end of the period.

           P   = A hypothetical initial payment of $1,000.

           ADJUSTED HISTORIC AVERAGE ANNUAL TOTAL RETURN. Sales literature or advertisements may quote nonstandardized "adjusted" total returns for the Funds since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic average annual total return includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time.

           When the standard performance data for the Subaccounts is available, nonstandardized Subaccount and adjusted historic average annual total return data will be disclosed together with the standardized average annual total returns for the required periods.


           The Funds have provided the total return information used to calculate the adjusted historic average annual total returns of the Funds' Subaccounts for periods prior to the inception of the Subaccounts. The Alger American Fund, American Century Variable Portfolios, Inc., Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, INVESCO Variable Investment Funds, Inc., J. P. Morgan Series Trust II, Neuberger Berman Advisers Management Trust, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, and Gartmore Variable Insurance Trust are not affiliated with us. The investment adviser to Sentinel Variable Products Trust is a wholly owned subsidiary of National Life Insurance Company.

EFFECT OF THE ANNUAL CONTRACT FEE ON PERFORMANCE DATA


           The Contract provides, for all Contracts with a Contract Value of less than $50,000 on the Date of Issue or any subsequent Contract Anniversary, for a $30 Annual Contract Fee to be deducted annually at the beginning of each Contract Year from the Subaccounts and the unloaned portion of the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Fee in the yield and total return quotations, the Annual Contract Fee is converted into a per-dollar per-day charge, by determining what the total Annual Contract Fees would be on the Contracts in force on December 31, 2002, and dividing by the total Contract Value in the Variable Account of all Contracts in force on December 31, 2002. The per-dollar per-day charge has been converted based on the actual Accumulated Value in the Contracts as of December 31, 2002. The charge works out to 0.05% per annum.


                           TAX STATUS OF THE CONTRACTS

           Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

           DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

           OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

           REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

           The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

           Other rules may apply to Qualified Contracts.

                          DISTRIBUTION OF THE CONTRACTS


         The principal underwriter for the Contracts is Equity Services, Inc., ("ESI") a wholly-owned subsidiary of the Company and a member of the National Association of Securities Dealers, Inc. ESI also serves as principal underwriter of the National Variable Life Insurance Account and the Life Insurance Company of the Southwest LSW Variable Annuity Account I, which are unit investment trusts registered under the Investment Company Act of 1940. The Contracts will be offered on a continuous basis and will be sold by licensed insurance agents in the states where the Contracts may lawfully be sold. Such agents will be representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Broker-dealers other than ESI will have executed Selling Agreements with ESI. As principal underwriter of the variable account, ESI received underwriting commissions of $6,036,999, $5,227,294, and $5,774,029 in 2002, 2001, and 2000
respectively, and retained $341,859, $349,964 and $538,035 in 2002, 2001, and
2000 respectively.


                          SAFEKEEPING OF ACCOUNT ASSETS

         National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

           Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

                                STATE REGULATION

         National Life is subject to regulation and supervision by the Insurance Department of the State of Vermont which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                               RECORDS AND REPORTS

         National Life will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                  LEGAL MATTERS

           All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National Life's authority to issue the Contracts, have been passed upon by D. Russell Morgan, Assistant General Counsel of National Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.

                                     EXPERTS


           The financial statements of National Life as of and for the years ended December 31, 2002 and 2001, and the financial statements of the Variable Account as of and for the years ended December 31, 2002 and 2001, which are included in this Statement of Additional Information and in the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, of 160 Federal Street, Boston, Massachusetts 02110-9862 , as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

                                OTHER INFORMATION

         A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

        The financial statements of National Life and of the relevant Subaccounts of the Separate Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon National Life's ability to meet its obligations under the Policies.

                         NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES


                                    * * * * *

                              FINANCIAL STATEMENTS

                                    * * * * *

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      160 Federal Street
                                                      Boston MA 02110-9862
                                                      Telephone (617) 428 8400
                                                      Facsimile (617) 439 7393



                       Report of Independent Accountants

To the Board of Directors and Stockholder of National Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of natiional Life Insurance Company and its subsidiaries (National Life) at December 31, 2002 and 2001, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Natiional Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United Statates of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in note 2 to the consolidated financial statements, National Life changed its method of accounting for goodwill and certain other intangible assets in 2002. As discussed in notes 2 and 3 to the consolidated statements, National Life changed its method of accounting for derivative instruments and securitized financial instruments in 2001.


/s/ PRICEWATERHOUSECOOPERS, LLP
-------------------------------
Boston, Massachusetts
February 28, 2003





NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,
-------------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                   2002           2001
-------------------------------------------------------------------------------------------------------
ASSETS:
Cash and cash equivalents                                                    $    98,857   $   199,266
Available-for-sale debt securities                                             6,342,950     5,568,734
Available-for-sale equity securities                                             160,643       177,496
Trading equity securities                                                         20,097        23,083
Mortgage loans                                                                 1,279,723     1,239,861
Policy loans                                                                     737,778       752,142
Real estate investments                                                           35,489        36,191
Other invested assets                                                            154,536       171,864
-------------------------------------------------------------------------------------------------------
Total cash and invested assets                                                 8,830,073     8,168,637
Deferred policy acquisition costs                                                580,144       577,861
Accrued investment income                                                        119,038       121,063
Premiums and fees receivable                                                      23,318        24,085
Deferred income taxes                                                             41,091        49,627
Amounts recoverable from reinsurers                                              370,369       362,305
Present value of future profits of insurance acquired                             70,746        87,579
Property and equipment, net                                                       48,011        51,684
Federal income tax recoverable                                                     7,229          --
Other assets                                                                     144,702       137,899
Separate account assets                                                          493,929       523,329
-------------------------------------------------------------------------------------------------------
Total assets                                                                 $10,728,650   $10,104,069
=======================================================================================================
LIABILITIES:
Policy benefit liabilities                                                   $ 4,375,566   $ 4,255,082
Policyholders' accounts                                                        4,151,159     3,752,855
Policyholders' deposits                                                           67,673        48,640
Policy claims payable                                                             34,295        49,304
Policyholders' dividends                                                         198,896       109,950
Amounts payable to reinsurers                                                     17,164        19,573
Collateral held on loaned securities                                              17,763        23,551
Federal income tax payable                                                          --           5,860
Other liabilities and accrued expenses                                           127,468       138,373
Pension and other post-retirement benefit obligations                            166,247       142,389
Debt                                                                              69,706        72,101
Separate account liabilities                                                     493,929       523,329
-------------------------------------------------------------------------------------------------------
Total liabilities                                                              9,719,866     9,141,007
-------------------------------------------------------------------------------------------------------

MINORITY INTERESTS                                                                 5,259        12,137

STOCKHOLDER'S EQUITY:
Common stock (authorized 2.5 million shares at $1 par value, 2.5 million
shares issued and outstanding)                                                     2,500         2,500
Additional paid-in capital                                                         5,000         5,000
Retained earnings                                                                950,081       933,728
Accumulated other comprehensive income                                            45,944         9,697
-------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                     1,003,525       950,925
-------------------------------------------------------------------------------------------------------
Total liabilities, minority interests and stockholder's equity               $10,728,650   $10,104,069
=======================================================================================================




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS


                                      F-3






NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                   2002            2001
--------------------------------------------------------------------------------------------------------
REVENUES:
Insurance premiums                                                           $   392,053    $   377,596
Policy and contract charges                                                       89,087         76,850
Net investment income                                                            566,922        552,084
Net realized losses                                                              (37,513)        (9,868)
Change in value of trading equity securities                                      (3,669)        (2,616)
Mutual fund commission and fee income                                             55,658         57,581
Other income                                                                      16,335         16,314
--------------------------------------------------------------------------------------------------------
Total revenues                                                                 1,078,873      1,067,941
--------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Increase in policy liabilities                                                   126,161        134,876
Policy benefits                                                                  339,869        312,010
Policyholders' dividends                                                         128,062        113,404
Index and interest credited to equity indexed policyholders'
accounts, net of option investments                                               22,451         42,326
Interest credited to non-indexed policyholders' accounts                         153,825        144,131
Operating expenses                                                               179,407        170,312
Change in sales practice remediation provision                                    (5,373)       (13,802)
Restructuring charge - mainframe computer operations                                --            6,487
Policy acquisition expenses, net                                                 105,287         86,041
--------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                    1,049,689        995,785
--------------------------------------------------------------------------------------------------------
Income before income taxes, minority interests, and cumulative effects            29,184         72,156

Income tax expense                                                                   904         17,540
--------------------------------------------------------------------------------------------------------
Income before minority interests and cumulative effects                           28,280         54,616

Minority interests                                                                 1,927          4,725
--------------------------------------------------------------------------------------------------------
INCOME BEFORE CUMULATIVE EFFECTS                                                  26,353         49,891

Cumulative effect of adoption of Financial Accounting Standard #133                 --               81

Cumulative effect of adoption of Emerging Issues Task Force #99-20                  --           (2,133)
--------------------------------------------------------------------------------------------------------
NET INCOME                                                                   $    26,353    $    47,839
========================================================================================================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS




                                      F-4

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                   2002            2001
--------------------------------------------------------------------------------------------------------
Net income                                                                   $    26,353    $    47,839

OTHER COMPREHENSIVE INCOME:
Unrealized gain on available-for-sale securities, net                             51,017         31,323
Change in minimum pension liability, net                                         (14,770)          --
--------------------------------------------------------------------------------------------------------
Total comprehensive income                                                   $    62,600    $    79,162
=======================================================================================================



NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                      2002           2001
--------------------------------------------------------------------------------------------------------

COMMON STOCK:
Balance at January 1 and December 31                                         $     2,500    $     2,500
=======================================================================================================

ADDITIONAL PAID-IN CAPITAL:
Balance at January 1 and December 31                                         $     5,000    $     5,000
=======================================================================================================

RETAINED EARNINGS:
Balance at January 1                                                         $   933,728    $   885,889
Net income                                                                        26,353         47,839
Dividend to stockholder                                                          (10,000)          --
--------------------------------------------------------------------------------------------------------
Balance at December 31                                                       $   950,081    $   933,728
=======================================================================================================

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance at January 1                                                         $     9,697    $   (21,626)
Unrealized gain on available-for-sale securities, net                             51,017         31,323
Change in minimum pension liability, net                                         (14,770)          --
--------------------------------------------------------------------------------------------------------
Balance at December 31                                                       $    45,944    $     9,697
=======================================================================================================
TOTAL STOCKHOLDER'S EQUITY:
Balance at December 31                                                       $ 1,003,525    $   950,925
=======================================================================================================



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS



                                      F-5

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                                     2002         2001
--------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $    26,353    $    47,839

Adjustments to reconcile net income to net cash provided by operating activities: Change in:
Accrued investment income                                                          2,025         (1,097)
Policy acquisition costs                                                         (50,400)       (40,764)
Policy liabilities                                                               119,489         90,557
Other liabilities                                                                  6,197          9,502
Provision for deferred income taxes                                              (11,821)         3,449
Net realized loss                                                                 37,513          9,868
Amortization of present value of future profits of insurance acquired              9,478          8,448
Depreciation                                                                       2,607          3,417
Other                                                                             25,274          6,760
--------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                        166,715        137,979
--------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales, maturities and repayments of investments                  2,166,608      2,160,858
Cost of investments acquired                                                  (2,793,117)    (2,546,580)
Acquisition of Sigma                                                             (14,188)          --
Change in policy loans                                                            14,364         12,580
Other                                                                              2,148        (11,102)
--------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                           (624,185)      (384,244)
--------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' deposits, including interest credited                             697,155        611,127
Policyholders' withdrawals, including policy charges                            (298,863)      (369,511)
Net change in securities lending liabilities                                      (5,788)        (2,380)
Net decrease in borrowings                                                       (35,134)        (1,995)
Dividend to stockholder                                                          (10,000)          --
Other                                                                              9,691        (50,517)
--------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                        357,061        186,724
--------------------------------------------------------------------------------------------------------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                       (100,409)       (59,541)

CASH AND CASH EQUIVALENTS:
Beginning of year                                                                199,266        258,807
--------------------------------------------------------------------------------------------------------
End of year                                                                  $    98,857    $   199,266
========================================================================================================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS

National Life Insurance Company (National Life) and its subsidiaries and affiliates (the Company) offer a broad range of financial products and services, including life insurance, annuities, mutual funds, and investment advisory and administrative services. National Life also maintains an inforce block of disability income insurance contracts. The flagship company of the organization, National Life, was chartered in 1848, and is also known by its registered trade name "National Life of Vermont". National Life employs approximately 1,000 people, primarily concentrated in Montpelier, Vermont and Dallas, Texas. On January 1, 1999, pursuant to a mutual holding company reorganization, National Life converted from a mutual to a stock life insurance company. All of National Life's outstanding shares are currently held by its parent, NLV Financial Corp
(NLVF), which is the wholly-owned subsidiary of National Life Holding Company
(NLHC). The combined entity of NLHC, NLVF, and the Company is known as National Life Group. See Note 13 for more information. Concurrent with the conversion to a stock life insurance company, National Life created a closed block of insurance and annuity policies (the Closed Block). See Note 12 for more information.

The insurance operations within the Company develop and distribute individual life insurance and annuity products. The Company markets this diverse product portfolio to small business owners, professionals, and other middle to upper income individuals. The Company provides financial solutions in the form of estate, business succession and retirement planning, deferred compensation and other key executive benefit plans, and asset management. Insurance and annuity products are primarily distributed through 33 general agencies in major metropolitan areas, a system of managing general agents and independent brokers throughout the United States of America. The Company has in excess of 345,000 policyholders and is licensed to do business in all 50 states and the District of Columbia through its member companies. About 25% of the Company's total collected premiums and deposits are from residents of the states of New York and California.

Through National Life Capital Management, Inc. (NLCAP) and its subsidiaries and affiliates, the Company also distributes and provides investment advisory and administrative services to the Sentinel Group Funds, Inc. The Sentinel Funds' $2.7 billion of net assets represent fifteen mutual funds managed on behalf of about 157,000 individual, corporate, and institutional shareholders worldwide.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP).

The consolidated financial statements of the Company include the accounts of National Life; its wholly-owned insurance companies, Life Insurance Company of the Southwest (LSW), and Insurance Investors Life Insurance Company (IIL); and its wholly-owned non-insurance subsidiary, NLCAP. All significant intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to conform prior periods to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Cash and cash equivalents include highly liquid debt instruments purchased with remaining maturities of three months or less.

Available-for-sale debt and equity securities are reported at estimated fair value. Available-for-sale debt and equity securities that experience declines in value are regularly evaluated for other than temporary impairments. Impairment losses for declines in value of fixed maturity investments and equity securities below cost attributable to issuer-specific events are based upon all relevant facts and circumstances for each investment and are recognized as realized losses when deemed to be other than temporary. For such securities, realized losses are recorded to reduce amortized cost to fair value. For actively traded securities, fair value is generally quoted market price.

Trading equity securities are reported at estimated fair value. Realized and unrealized losses on trading equity securities are included in change in value of trading equity securities.

Loan-backed securities are reported at estimated fair value. Prepayment assumptions used in the calculation of the effective yield are based on available industry sources and information provided by lenders. The retrospective adjustment methodology is used for the valuation of securities, with the amortized cost of the security adjusted in the current period for anticipated changes in future cashflows. Market values for loan-backed securities are obtained from Merrill Lynch prices through HUB Data, Inc.

Mortgage loans are reported at amortized cost, less valuation allowances for the excess, if any, of the amortized cost of impaired loans over the estimated fair value of the related collateral. Changes in valuation allowances are included in realized gains and losses.

Policy loans are reported at their unpaid balance and are fully collateralized by related cash surrender values.

Investments in partnerships are carried in accordance with the cost or equity method depending on ownership and control over the investment. Impairments are recorded if projected future earnings are less than the carrying value of the investment.

Real estate investments held for investment purposes are reported at depreciated cost. Real estate acquired in satisfaction of debt is generally held for investment and is transferred to real estate at the lower of cost or estimated fair value.

Options and futures contracts are included in other invested assets and carried at estimated fair value. Changes in fair value are reflected in the statements of operations as a component of index and interest credited to equity indexed policyholders' accounts, net of option investments.

Net realized investment gains and losses are recognized using the specific identification method and are reported as net realized gains and losses. Changes in the estimated fair values of available-for-sale debt and equity securities are reflected in comprehensive income after adjustments for related deferred policy acquisition costs, present value of future profits of insurance acquired, policyholder dividend obligations, and deferred income taxes.

POLICY ACQUISITION EXPENSES

Commissions and other costs of acquiring business that vary with and are primarily attributable to the production of new business are generally deferred.

Deferred policy acquisition costs for participating life insurance, universal life insurance, and investment-type annuities are amortized in relation to estimated gross margins or profits. Amortization is adjusted retrospectively for actual experience and when estimates of future gross margins or profits are revised. Future gross margins or profits may be revised due to changes in projected investment rates, mortality assumptions, expenses, and contract lapses, withdrawals and surrenders. Deferred policy acquisition costs for these products are adjusted for related unrealized gains and losses on available-for-sale debt and equity securities (after deducting any related policyholder dividend obligations) through other comprehensive income, net of related deferred income taxes.

Deferred policy acquisition costs for non-participating term life insurance and disability income insurance are amortized in relation to premium income using assumptions consistent with those used in computing policy benefit liabilities.

Balances of deferred policy acquisition costs are regularly evaluated for recoverability from product margins or profits.

A significant assumption in projecting estimated gross profits for universal life and annuity contracts is the reinvestment interest rate. The Company assumes that the current interest rate environment does not persist, and that new investment interest rates will increase to more typical levels of 7.0% - 7.5% by 2006. Continuation of the current interest rate environment, and commensurate reductions in gross margins or profits, would increase amortization of deferred policy acquisition costs by $7.5 million.

Another significant assumption is the rate of investment return on the assets held in variable product separate accounts. Gross profits for the variable life and variable annuity products in these separate accounts include charges assessed based on separate account asset levels. The Company assumes a rate of investment return (before deduction of fund fees and mortality and expense charges) of 8% in 2003 and 9% thereafter.

During 2002, the Company updated its deferred acquisition cost life insurance mortality assumptions to reflect differing expectations for Closed Block contracts (see Note 12) and those contracts outside of the Closed Block. This update in assumptions reduced 2002 after-tax earnings by $3.9 million. In addition, the Company revised its surrender rate assumptions to reflect updated expectations by policy duration, with a resulting increase to after-tax earnings of $6.1 million.

PRESENT VALUE OF FUTURE PROFITS OF INSURANCE ACQUIRED

Present value of future profits of insurance acquired is the actuarially-determined present value of future projected profits from policies in force at the date of their acquisition, and is amortized in relation to gross profits of those policies. Amortization is adjusted retrospectively for actual experience and when estimates of future profits are revised. Present value of future profits is adjusted for related unrealized gains and losses on available-for-sale debt and equity securities through other comprehensive income, net of related deferred income taxes.

GOODWILL AND OTHER INTANGIBLE ASSETS

The Company adopted Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS (FAS 142) effective January 1, 2002. Under FAS 142, other intangible assets having indefinite useful lives and goodwill are not amortized, but instead are tested at least annually for impairment. Intangible assets with finite useful lives are amortized over those lives.

Total goodwill and other intangible assets at December 31, 2002 and 2001 were $15.3 million and $3.8 million, respectively. Goodwill amortization recorded in 2001 was $0.7 million. There were no reductions in goodwill or other intangible assets due to impairment during 2002.

PROPERTY AND EQUIPMENT

Property and equipment is reported at depreciated cost. Real property is primarily depreciated over 39.5 years using the straight-line method. Furniture and equipment is depreciated using accelerated depreciation methods over 7 years and 5 years, respectively.

SEPARATE ACCOUNTS

Separate accounts are segregated funds relating to certain variable annuity and variable life policies, and National Life's pension plans. Separate account assets are primarily common stocks, bonds, mortgage loans, and real estate and are carried at estimated fair value. Separate account liabilities, which reflect separate account policyholders' interests in separate account assets, reflect the actual investment performance of the respective accounts. Minimum guarantees related to separate account policies are included in policy liabilities. Separate account results relating to policyholders' interests are excluded from revenues and expenses. Separate account startup investments by National Life's general account are included in other invested assets.

POLICY LIABILITIES

Policy benefit liabilities for participating life insurance are developed using the net level premium method, with interest and mortality assumptions used in calculating policy cash surrender values. Participating life insurance terminal dividends are accrued in relation to gross margins.

Policy benefit liabilities for non-participating life insurance, disability income insurance and certain annuities are developed using the net level premium method with assumptions for interest, mortality, morbidity, and voluntary terminations. In addition, disability income policy benefit liabilities include provisions for future claim administration expenses.

Policyholders' account balances for universal life insurance and non-equity indexed investment-type annuities represent amounts that inure to the benefit of the policyholders before surrender charges. Policyholder account balances for equity indexed annuity liabilities consist of a combination of underlying host contract and embedded derivative values. The underlying host contract is primarily based on policy guarantees and its initial value is determined at the time of premium payment. Thereafter, the host contract liability increases with interest to reach the guaranteed value at projected maturity. The embedded derivative component is based on the fair value of the contract's expected participation in future increases in the S&P 500 Index. The fair value of the embedded derivative component includes assumptions about future interest rates and interest rate structures, future costs for options used to hedge the contract obligations, and the level and limits on contract participation in any future increases in the S&P 500 Index. See Note 3 for additional disclosure on derivatives associated with equity indexed annuities.

The guaranteed minimum interest rates for the Company's fixed interest rate annuities range from 3% to 4.5%. The guaranteed minimum interest rates for the Company's fixed interest rate universal life insurance policies range from 4% to 4.5%. These guaranteed minimum rates are before deduction for any administrative or mortality charges.

Reserves are established, as appropriate, for separate account product guarantees. The most significant of these relates to a guaranteed minimum death benefit on variable annuities equal to the amount of premiums paid less prior withdrawals (regardless of investment performance). In addition, a policyholder less than seventy-six years of age may elect at issue to purchase an enhanced death benefit rider, which pays a benefit on death equal to the sum of the highest prior anniversary value and the net of premiums received and funds withdrawn since that date. The average age of policyholders with the enhanced death benefit rider at December 31, 2002, was fifty-six. Coverage from this rider ceases at age eighty. Guaranteed death benefits are reduced dollar-for-dollar for partial withdrawals, which increases the risk profile of this benefit. Policyholder partial withdrawals to date have not been significant. Separate account product guarantee reserves are calculated as a percentage of collected mortality and expense risk and rider charges, with the current period change in the reserve reflected in policyholder benefits.

POLICYHOLDERS' DIVIDENDS

Policyholders' dividends consist of the pro-rata amount of dividends earned that will be paid or credited at the next policy anniversary and policyholder dividend obligations arising from the Closed Block. Dividends are based on a scale that seeks to reflect the relative contribution of each group of policies to National Life's overall operating results. The dividend scale is approved annually by National Life's Board of Directors. See Note 12 for additional information on dividend obligations within the Closed Block.

POLICYHOLDER DEPOSITS

Policyholder deposits primarily consist of death benefits held at interest for life insurance contract beneficiaries.

RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

Premiums from traditional life and certain annuities are recognized as revenue when due from the policyholder. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.

Premiums from universal life and investment-type annuities are reported as increases in policyholders' accounts. Revenues for these policies consist of mortality charges, policy administration fees and surrender charges deducted from policyholders' accounts. Policy benefits charged to expense include benefit claims in excess of related policyholders' account balances.

Premiums from disability income policies are recognized as revenue over the period to which the premiums relate. Benefits and expenses are matched with income by providing for policy benefit liabilities and the deferral and amortization of policy acquisition costs so as to recognize profits over the life of the policies.

FEDERAL INCOME TAXES

As in prior years, NLHC will file a consolidated tax return for the tax year ended December 31, 2002. The income tax return will include all members within the National Life Group except LSW and IIL. LSW and IIL will file a separate tax return due to tax regulatory requirements. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

MINORITY INTERESTS

Minority interests represent minority partners' interests in entities within the Company. Minority interests attributable to common stockholders are carried on the equity method. Those attributable to preferred stockholders are carried on the cost method, with dividends paid reflected as minority interests expense within the consolidated financial statements. See Note 10 for additional information on changes in minority interest during 2002.

NOTE 3 - INVESTMENTS

DEBT AND EQUITY SECURITIES

The amortized cost of available-for-sale debt securities and cost for available-for-sale equity securities and estimated fair values for both at December 31 are as follows (in thousands):

                                                         Gross        Gross
                                                       Unrealized   Unrealized  Estimated Fair
            2002                             Cost        Gains       Losses        Value
----------------------------------------------------------------------------------------------
Available-for-sale (AFS) debt and
  equity securities:
    U.S. government obligations          $   39,830   $    1,874   $       17   $   41,687
    Government agencies, authorities
     and subdivisions                        83,977       13,128         --         97,105
    Public utilities                        833,968       53,164       53,680      833,452
    Corporate                             2,199,082      194,301       41,595    2,351,788
    Private placements                      817,801       65,289       20,405      862,685
    Mortgage-backed securities            2,082,899       73,400           66    2,156,233
----------------------------------------------------------------------------------------------
      Total AFS debt securities           6,057,557      401,156      115,763    6,342,950
    Preferred stocks                        124,039       11,718          324      135,433
    Common stocks                            26,016           22          828       25,210
----------------------------------------------------------------------------------------------
      Total AFS equity securities           150,055       11,740        1,152      160,643
----------------------------------------------------------------------------------------------
        Total AFS debt and equity
          securities                     $6,207,612   $  412,896   $  116,915   $6,503,593
==============================================================================================

            2001
----------------------------------------------------------------------------------------------
AFS debt and equity securities:
  U.S. government obligations            $   36,761   $    2,172   $      553   $   38,380
  Government agencies, authorities and
  subdivisions                               89,900        6,969           83       96,786
  Public utilities                          754,089       20,929       16,726      758,292
  Corporate                               2,484,135      103,802       54,017    2,533,920
  Private placements                        855,105       33,866       18,748      870,223
  Mortgage-backed securities              1,258,971       20,232        8,070    1,271,133
----------------------------------------------------------------------------------------------
    Total AFS debt securities             5,478,961      187,970       98,197    5,568,734
  Preferred stocks                          146,222        4,202        1,061      149,363
  Common stocks                              37,183          167        9,217       28,133
----------------------------------------------------------------------------------------------
    Total AFS equity securities             183,405        4,369       10,278      177,496
----------------------------------------------------------------------------------------------
    Total AFS debt and equity
       securities                        $5,662,366   $  192,339   $  108,475   $5,746,230
==============================================================================================

Unrealized gains and losses on available-for-sale debt and equity securities included as a component of accumulated other comprehensive income and changes therein for the years ended December 31 were as follows (in thousands):



                                                                      2002         2001
-----------------------------------------------------------------------------------------
Net unrealized gains on available-for-sale securities              $ 212,117    $ 120,331
Net unrealized losses on separate accounts                              (526)        (754)
Related deferred policy acquisition costs                            (48,117)      (9,976)
Related present value of future profits of insurance acquired         (7,355)      (4,787)
Related deferred income taxes                                        (27,617)     (16,809)
Related policyholder dividend obligation                             (77,485)     (56,682)
-----------------------------------------------------------------------------------------
   Increase in net unrealized gains                                   51,017       31,323
Balance, beginning of year                                             9,697      (21,626)
-----------------------------------------------------------------------------------------
Balance, end of year                                               $  60,714    $   9,697
==========================================================================================


                                                                        2002         2001
-----------------------------------------------------------------------------------------
Balance, end of year includes:
   Net unrealized gains on available-for-sale securities           $ 295,981    $  83,864
   Net unrealized gains on separate accounts                           2,015        2,541
   Related deferred policy acquisition costs                         (59,541)     (11,424)
   Related present value of future profits of insurance acquired     (10,793)      (3,438)
   Related deferred income taxes                                     (32,781)      (5,164)
   Related policyholder dividend obligation                         (134,167)     (56,682)
-----------------------------------------------------------------------------------------
Balance, end of year                                               $  60,714    $   9,697
=========================================================================================


Net other comprehensive income related to unrealized gains and losses on available-for-sale securities for 2002 and 2001 of $51.1 million and $31.3 million is presented net of reclassifications to net income for net realized losses during the period of $(35.1) million and $(20.4) million and net of tax and deferred acquisition cost offsets of $(24.1) million and $(13.8) million, respectively.

The amortized cost and estimated fair values of debt securities by contractual maturity at December 31, 2002 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                  Amortized      Estimated Fair
                                                    Cost             Value
     --------------------------------------------------------------------------
     Due in one year or less                     $  246,046      $  246,950
     Due after one year through five years        1,359,760       1,436,285
     Due after five years through ten years       1,511,732       1,581,912
     Due after ten years                            857,120         921,570
     Mortgage-backed securities                   2,082,899       2,156,233
     --------------------------------------------------------------------------
     Total                                       $6,057,557      $6,342,950
     ==========================================================================


Proceeds from sales of available-for-sale debt and equity securities for the years ended December 31, 2002 and 2001, were $1,559.1 million and $1,544.9 million, respectively. Gross realized gains on available-for-sale debt securities for the years ended December 31, 2002 and 2001, were $42.4 million and $36.5 million, respectively. Gross realized losses on available-for-sale debt securities for the years ended December 31, 2002 and 2001, were $61.1 million and $45.1 million, respectively. Gross realized gains on available-for-sale equity securities for the years ended December 31, 2002 and 2001, were $3.2 million and $1.0 million, respectively. Gross realized losses on available-for-sale equity securities for the years ended December 31, 2002 and 2001, were $14.5 million and $2.7 million, respectively.

The following summarizes the components of net realized losses by investment category as of December 31 (in thousands):


                                                      2002            2001
       ---------------------------------------------------------------------
       Available-for-sale debt securities          $(18,686)       $ (8,634)
       Available-for-sale equity securities         (11,275)         (1,734)
       Mortgage loans                                  (969)         (1,928)
       Real estate investments                          579           7,828
       Other invested assets                         (7,162)         (5,400)
       ---------------------------------------------------------------------
       Total                                       $(37,513)       $ (9,868)
       =====================================================================


For the years ended December 31, 2002 and 2001, the equity securities held in the trading category recorded $0.3 million and $1.1 million net investment income and $(3.7) million and $(2.6) million net realized and unrealized investment losses, respectively. The cost of trading securities held at December 31, 2002 and 2001 was $26.7 million and $27.0 million, respectively. The total return on these equity investments offsets the net appreciation or depreciation in value of certain defined contribution deferred compensation liabilities. The net change in the deferred compensation liabilities is included in operating expenses.

The Company adopted EITF 99-20 RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS (EITF 99-20) effective April 1, 2001. EITF 99-20 requires that beneficial interests in securitized financial assets which experience other than temporary impairments be written down to fair value with the resulting change being included as a charge against income. The cumulative effect of adopting EITF 99-20, net of related taxes, was $(2.1) million.

The Company periodically lends certain U.S. government or corporate bonds to approved counterparties to enhance the yield of its bond portfolio. The Company receives cash collateral for at least 102% of the market value of securities loaned. Collateral adequacy is evaluated daily and periodically adjusted for changes in the market value of securities loaned. The carrying values of securities loaned are unaffected by the transaction. Collateral held (included in cash and cash equivalents) and the corresponding liability for collateral held were $17.8 million and $23.6 million at December 31, 2002 and 2001, respectively.

MORTGAGE LOANS AND REAL ESTATE

The distributions of mortgage loans and real estate at December 31 were as follows:

                                               2002               2001
                                             --------------------------
GEOGRAPHIC REGION
New England                                    4.7%               4.9%
Middle Atlantic                                8.8                8.1
East North Central                            10.9               11.2
West North Central                             5.9                6.6
South Atlantic                                26.2               24.6
East South Central                             3.3                3.4
West South Central                             9.4                9.1
Mountain                                      15.2               17.0
Pacific                                       15.6               15.1
--------------------------------------------------------------------------------
Total                                        100.0%             100.0%
================================================================================

PROPERTY TYPE
Residential                                     --%               0.1%
Apartment                                     24.5               25.7
Retail                                        10.6                9.2
Office Building                               35.7               36.2
Industrial                                    24.7               25.0
Hotel/Motel                                    2.4                2.5
Other Commercial                               2.1                1.3
--------------------------------------------------------------------------------
Total                                        100.0%             100.0%
================================================================================

Total mortgage loans and real estate
(in thousands)                             $ 1,315,212      $   1,276,052
================================================================================

Mortgage loans and related valuation allowances at December 31 were as follows (in thousands):

                                                      2002            2001
    -------------------------------------------------------------------------
    Unimpaired loans                              $ 1,272,695     $ 1,236,130
    Impaired loans without valuation allowances         1,828           1,597
    -------------------------------------------------------------------------
    Subtotal                                        1,274,523       1,237,727
    -------------------------------------------------------------------------
    Impaired loans with valuation allowances            5,660           2,210
    Related valuation allowances                         (460)            (76)
    -------------------------------------------------------------------------
    Subtotal                                            5,200           2,134
    -------------------------------------------------------------------------
    Total                                         $ 1,279,723     $ 1,239,861
    =========================================================================

    Impaired loans:
    Average recorded investment                   $     5,647     $     6,361
    Interest income recognized                    $       584     $       340
    Interest received                             $       616     $       207

Impaired loans are mortgage loans where it is not probable that all amounts due under the contractual terms of the loan will be received. Impaired loans without valuation allowances are mortgage loans where the estimated fair value of the collateral exceeds the recorded investment in the loan. For these impaired loans, interest income is recognized on an accrual basis, subject to recoverability from the estimated fair value of the loan collateral. For impaired loans with valuation allowances, interest income is recognized on a cash basis.

Activity in the valuation allowances for impaired mortgage loans for the years ended December 31 was as follows (in thousands):




                                                               2002       2001
================================================================================
Additions for impaired loans charged to realized losses      $   460    $    36
Changes to previously established valuation allowances           (76)    (2,345)
--------------------------------------------------------------------------------
     Increase (decrease) in valuation allowances                 384     (2,309)
     Balance, beginning of year                                   76      2,385
--------------------------------------------------------------------------------
     Balance, end of year                                    $   460    $    76
================================================================================


NET INVESTMENT INCOME

The components of net investment income for the years ended December 31 were as follows (in thousands). Other net investment income includes the change in value of investment partnerships and the amortization of affordable housing credits:

                                                   2002               2001
         ------------------------------------------------------------------
         Debt securities interest              $ 418,305          $ 399,878
         Equity securities dividends              11,546             12,541
         Mortgage loan interest                  102,593             99,753
         Policy loan interest                     47,216             47,821
         Real estate income                        4,259             10,433
         Other investment income                  (1,336)               (33)
         ------------------------------------------------------------------
         Gross investment income                 582,583            570,393
         Less: investment expenses                15,661             18,309
         ------------------------------------------------------------------
         Net investment income                 $ 566,922          $ 552,084
         ==================================================================

DERIVATIVES

The Company adopted Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (FAS 133) effective January 1, 2001. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. Prior to adopting FAS 133, the carrying value of derivative instruments was based on amortized cost and intrinsic value. The cumulative effect of adopting FAS 133, net of related deferred acquisition costs, present value of future profits, and income tax effects was $81,000.

The Company purchases over-the-counter options and exchange-traded futures on the S&P 500 Index to hedge obligations relating to equity indexed products.

These instruments and their related equity indexed embedded derivative obligations do not qualify for hedge accounting and, therefore, changes in their fair value are included in the statements of operations.

The Company purchases options only from highly rated counterparties. However, in the event a counterparty failed to perform, the Company's loss would be equal to the fair value of the net options held from that counterparty.

The call options purchased are included in other invested assets and are carried at fair value. Call options written are included in other liabilities.

Equity indexed annuity policyholder account value liabilities consist of a combination of underlying host contract and embedded derivative values. The embedded derivative component is based on the fair value of the contracts' expected participation in future increases in the S&P 500 Index. The fair value of the embedded derivative component includes assumptions about future interest rates and interest rate structures, future costs for options used to hedge the contract obligations, projected withdrawal and surrender activity, and the level and limits on contract participation in any future increases in the S&P 500 Index. At December 31, 2002, total equity indexed annuity liabilities of $1,104.4 million were comprised of $876.8 million of host contract and $227.6 million of embedded derivative value. At December 31, 2001, total equity indexed annuity liabilities of $1,057.0 million were comprised of $777.8 million of host contract and $279.2 million of embedded derivative value.

Index and interest credited to equity indexed policyholders' accounts, net of option investments, includes the interest and index related changes in the host contract and embedded derivative liabilities, offset by changes in the fair value of options and futures held.

The Company enters into credit default swap contracts for investment purposes. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts. These products are not linked to specific assets or liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting.

The Company sold a three-year default swap on Mirant Corporation, a global independent power producer. In return, the Company received a fixed rate coupon of 7.39% for three years on the Steers Credit Linked Trust 2001, Series MIR-1 debt instruments. On the maturity date, July 15, 2004, the principal will be returned providing there has been no default or bankruptcy of Mirant Corporation. The par amount outstanding at December 31, 2002 and 2001 was $10.0 million. The Company's potential loss under this agreement cannot exceed the $10.0 million par value. The swap contracts are marked to market with any gain or loss recognized currently. The fair value of the swap contract outstanding was $(6.4) million and $(1.2) million at December 31, 2002 and 2001, respectively. An investment loss of $5.2 million and $1.2 million was recorded to recognize the decline in value of the credit default swap in 2002 and 2001, respectively. An unrealized gain of $520,000 and $300,000 was recorded to fair value the debt instrument at December 31, 2002 and 2001, respectively.

In 1999, the Company purchased a $6.0 million position in the MINCS I, LTD Floating Rate Second Priority Secured Notes due 2011. These notes are secured by a portfolio of below investment grade (high yield) bank loans. The MINCS Notes contain an embedded derivative in the form of a credit swap. The Company's potential loss under this agreement cannot exceed the $6.0 million par value. The fair value of the credit swap at December 31, 2002 and December 2001 was zero.

The net notional amount of options purchased, options written, and those embedded in policy liabilities for the current policy year is essentially zero. The notional amounts of futures and credit default swaps at December 31 were as follows (in thousands):
                                                         2002             2001
--------------------------------------------------------------------------------
Notional amounts:
     Futures                                            $ 4,235          $13,470
     Credit default swaps                                16,000           16,000
================================================================================

The book value of options, futures, and credit default swaps at December 31 were as follows (in thousands):

                                                             2002          2001
--------------------------------------------------------------------------------
Book values:
Options purchased (included in other invested assets)      $ 34,153    $ 43,419
Options written (included in other liabilities)             (11,422)    (14,131)
Futures (included in other invested assets)                     573       1,148
Credit default swaps (included in other liabilities)         (6,400)     (1,200)
--------------------------------------------------------------------------------
Net book value                                             $ 16,904    $ 29,236
================================================================================

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments at December 31 were as follows (in thousands):

                                                   2002                        2001
---------------------------------------------------------------------------------------------
                                            Carrying  Estimated Fair  Carrying Estimated Fair
                                             Value       Value          Value       Value
---------------------------------------------------------------------------------------------
Cash and cash equivalents                 $   98,857   $   98,857   $  199,266   $  199,266
Available-for-sale debt securities         6,342,950    6,342,950    5,568,734    5,568,734
Available-for-sale equity securities         160,643      160,643      177,496      177,496
Trading equity securities                     20,097       20,097       23,083       23,083
Mortgage loans                             1,279,723    1,453,334    1,239,861    1,326,816
Policy loans                                 737,778      706,069      752,142      689,586
Derivatives                                   16,904       16,904       29,236       29,236

Investment products                        3,494,055    3,512,929    3,137,679    3,140,935
Debt                                          69,706       68,600       72,101       67,868

For cash and cash equivalents carrying value approximates estimated fair value

Debt and equity securities' estimated fair values are based on quoted values where available. Where quoted values are not available, estimated fair values are based on discounted cash flows using current interest rates of similar securities.

Mortgage loan fair values are estimated as the average of discounted cash flows under different scenarios of future mortgage interest rates (including appropriate provisions for default losses and borrower prepayments).

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Derivatives estimated fair values are based on quoted values.

Investment products include flexible premium annuities, single premium deferred annuities, and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

Debt fair values are estimated based on discounted cash flows using current interest rates of similar securities.

NOTE 4 - INSURANCE IN-FORCE AND REINSURANCE

The Company reinsures certain risks assumed in the normal course of business. For individual life products sold in 2002, the Company generally retains no more than $1.0 million of risk on any person (excluding accidental death benefits and dividend additions). On business issued prior to 2002, the Company generally retains no more than $3.0 million of risk (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements with various reinsurers. Disability income products are significantly reinsured under coinsurance and modified coinsurance agreements primarily with one reinsurer (see note 15 for subsequent events). Reserve transfers and interest payments under modified coinsurance agreements are included on the statements of operations as an increase in policy liabilities expense. Total life insurance inforce as of December 31, 2002 and 2001 is $45.1 billion and $43.0 billion, respectively.

The Company remains liable in the event any reinsurer is unable to meet its assumed obligations.

The Company regularly evaluates the financial condition of its reinsurers and concentrations of credit risk of reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Other income on the statements of operations includes income of $11.4 million and $11.0 million for 2002 and 2001, respectively, related to the Company's disability income reinsurance.

Transactions between the Closed Block (see Note 12) and non-Closed Block operations have been excluded from the following schedule.

The effects of reinsurance for the years ended December 31 were as follows (in thousands):

                                                       2002              2001
--------------------------------------------------------------------------------
Insurance premiums:
Direct                                               $ 459,391        $ 441,567
Reinsurance assumed                                      1,104            1,186
Reinsurance ceded                                      (68,442)         (65,157)
--------------------------------------------------------------------------------
Total insurance premiums                             $ 392,053        $ 377,596
================================================================================

Increase in policy liabilities:
Direct                                               $ 134,195        $ 137,315
Reinsurance ceded                                       (8,034)          (2,439)
--------------------------------------------------------------------------------
Total increase in policy liabilities                 $ 126,161        $ 134,876
================================================================================

Policy benefits:
Direct                                               $ 405,553        $ 375,588
Reinsurance assumed                                        129               11
Reinsurance ceded                                      (65,813)         (63,589)
--------------------------------------------------------------------------------
Total policy benefits                                $ 339,869        $ 312,010
================================================================================

Policyholders' dividends:
Direct                                               $ 131,682        $ 117,038
Reinsurance ceded                                       (3,620)          (3,634)
--------------------------------------------------------------------------------
Total policyholders' dividends                       $ 128,062        $ 113,404
================================================================================

NOTE 5 - DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes in the deferred policy acquisition costs asset (in thousands):

                                                          2002           2001
--------------------------------------------------------------------------------
Balance, beginning of year                             $ 577,861      $ 539,690
     Acquisition costs deferred                          114,945         90,757
     Amortization during the year                        (64,545)       (42,610)
     Adjustment to equity during the year                (48,117)        (9,976)
--------------------------------------------------------------------------------
Balance, end of year                                   $ 580,144      $ 577,861
================================================================================

NOTE 6 - FEDERAL INCOME TAXES

The components of federal income taxes and a reconciliation of the expected and actual federal income taxes and income tax rates for the years ended December 31 were as follows (in thousands):

                                            2002                 2001
--------------------------------------------------------------------------------
                                      Amount    Rate     Amount        Rate
--------------------------------------------------------------------------------
Current                             $ 12,725            $  14,091
Deferred                             (11,821)               3,449
--------------------------------------------            ---------
Income taxes                        $    904            $  17,540
============================================            =========

Expected income taxes               $ 10,212     35.0%  $ 25,255         35.0%
Dividends received deduction          (2,089)    (7.2)    (1,783)        (2.5)
Affordable housing tax credit         (8,313)   (28.5)    (6,858)        (9.6)
Other, net                             1,094      3.7        926          1.3
--------------------------------------------------------------------------------
Income taxes                        $    904           $  17,540
============================================           =========
Effective federal income tax rate                3.0%                    24.2%
=================================               =====                   ======

The Company paid $25.6 million and $39.3 million in federal income taxes during 2002 and 2001, respectively.

Components of net deferred income tax assets at December 31 were as follows (in thousands):
                                                              2002       2001
-------------------------------------------------------------------------------
Deferred income tax assets:
     Debt and equity securities                             $ 12,922   $   --
     Pension and other post retirement liabilities            58,186     49,836
     Policy liabilities                                      186,187    176,471
     Other liabilities and accrued expenses                   26,777     40,098
     Other                                                     5,553      6,838
-------------------------------------------------------------------------------
       Total deferred income tax assets                      289,625    273,243
-------------------------------------------------------------------------------

Deferred income tax liabilities:
     Net unrealized gain on available-for-sale securities     32,781      5,164
     Deferred policy acquisition costs                       167,891    152,845
     Present value of future profits of insurance acquired    28,539     31,856
     Debt and equity securities                                 --        9,885
     Other                                                    19,323     23,866
-------------------------------------------------------------------------------
       Total deferred income tax liabilities                 248,534    223,616
-------------------------------------------------------------------------------

          Total net deferred income tax assets              $ 41,091   $ 49,627
===============================================================================

Management believes it is more likely than not that the Company will realize the benefit of deferred tax assets.

The Company has affordable housing tax credit carryforwards of $6.8 million that begin to expire in 2020.

National Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). The IRS has examined National Life's tax returns through 1998 and is currently examining the year 1999. In management's opinion adequate tax liabilities have been established for all open years.

Late in 2002 the IRS issued a Revenue Procedure which allows taxpayers to elect to participate in a new settlement initiative related to a transaction entered into in 1998. On January 9, 2003, the Company formally elected to participate in the settlement program and was admitted in late January 2003. Estimated potential refund and tax benefit may be material to the Company's financial position. The settlement should be completed in 2003; related amounts will be recorded as income when received.

NOTE 7 - BENEFIT PLANS

The Company sponsors a qualified defined benefit pension plan covering substantially all employees. The plan is administered by the Company and is non-contributory, with benefits for National Life employees hired prior to July 1, 2001, based on an employee's retirement age, years of service, and compensation near retirement. Benefits for National Life employees hired after June 30, 2001, and other Company employees are based on the amount credited to the employee's account each year, which is a factor of the employee's age, service, and compensation, increased at a specified rate of interest. Plan assets are primarily bonds and common stocks held in a Company separate account and funds invested in a general account group annuity contract issued by the Company. The Company also sponsors other non-qualified pension plans, including a non-contributory defined benefit plan for general agents that provides benefits based on years of service and sales levels, a non-contributory defined supplemental benefit plan for certain executives and a non-contributory defined benefit plan for retired directors. These non-qualified defined benefit pension plans are not separately funded.

The Company sponsors four defined benefit postretirement plans that provide medical, dental, and life insurance benefits to employees, agency staff, and agents. Substantially all employees who began service prior to July 1, 2001, and agents and agency staff employees who began service prior to June 1, 2000, may be eligible for retiree benefits if they reach normal retirement age and meet certain minimum service requirements while working for the Company. Most of the plans are contributory, with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The plans are not funded and the Company pays for plan benefits on a current basis. The plan costs are recognized as benefits are earned.

The status of the defined benefit plans at December 31 was as follows (in thousands):

                                                        Pension Benefits           Other Benefits
                                                    -------------------------------------------------
                                                        2002         2001         2002          2001
-----------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION:
Benefit obligation, beginning of year                $ 176,846    $ 162,691    $  24,064    $  21,820
Service cost for benefits earned during the period       4,578        3,731          984          807
Interest cost on benefit obligation                     12,971       12,668        1,783        1,714
Actuarial losses                                        15,464       10,155        3,189        1,323
Benefits paid                                          (12,420)     (12,399)      (1,556)      (1,600)
-----------------------------------------------------------------------------------------------------
Benefit obligation, end of year                      $ 197,439    $ 176,846    $  28,464    $  24,064
=====================================================================================================

CHANGE IN PLAN ASSETS:
Plan assets, beginning of year                       $  89,928    $ 106,982
Actual return on plan assets                            (4,613)     (11,474)
Benefits paid                                           (5,572)      (5,580)
----------------------------------------------------------------------------
Plan assets, end of year                             $  79,743    $  89,928
============================================================================

                                                         Pension Benefits         Other Benefits
                                                     --------------------------------------------
                                                        2002          2001        2002       2001
-------------------------------------------------------------------------------------------------
FUNDED STATUS:
Funded plans:
Benefit obligation                                   $ 117,064     $   97,956
Plan assets                                            (79,743)       (89,928)
-------------------------------------------------------------------------------------------------
Benefit obligation greater than plan assets             37,321          8,028
Benefit obligation - other plans                        80,375         78,890   $ 28,464     $ 24,064
Unrecognized actuarial (losses) gains                  (34,776)        (7,600)     2,524        6,114
Unrecognized prior service cost                           --               --      1,285        1,560
                                                     ------------------------------------------------
Accrued benefit cost at September 30                    82,920         79,318     32,273       31,738
Payments subsequent to measurement date                 (1,602)        (1,712)        --         --
-----------------------------------------------------------------------------------------------------
Accrued benefit cost at December 31                  $  81,318     $   77,606   $ 32,273     $ 31,738
=====================================================================================================




The components of net periodic benefit cost for the years ended December 31 were as follows (in thousands):

                                                        Pension Benefits         Other Benefits
                                                     --------------------------------------------
                                                        2002        2001        2002       2001
-------------------------------------------------------------------------------------------------
Service cost for benefits earned during the period   $  4,578    $  3,731    $    984    $    807
Interest cost on benefit obligation                    12,971      12,668       1,783       1,714
Expected return on plan assets                         (7,407)     (9,377)       --          --
Net amortization and deferrals                            308      (1,974)       (401)       (700)
Amortization of prior service cost                       --          --          (275)       (275)
-------------------------------------------------------------------------------------------------
Net periodic benefit cost (included in operating
expenses)                                            $ 10,450    $  5,048    $  2,091    $  1,546
=================================================================================================


The total accumulated benefit obligation (ABO) for those defined benefit pension plans that were not separately funded was $77.0 million and $74.8 million at December 31, 2002 and 2001, respectively. The total ABO for the separately funded defined benefit pension plans was $104.9 million and $86.6 million at December 31, 2002 and 2001, respectively.

The actuarial assumptions used in determining benefit obligations at December 31, were as follows:


                                               Pension Benefits              Other Benefits
                                               ----------------              -------------
                                               2002         2001          2002           2001
                                               -----------------          -------------------

Discount rate                                  6.75%       7.5%           6.75%          7.5%
Rate of increase in
   future compensation levels                3.0%-10.0%  3.0%-10.0%
Expected long term return on plan assets       8.0%        8.5%



A minimum funding obligation liability of $22.7 million was established at December 31, 2002, for pension benefits where the excess of the ABO liability over the plan assets exceeded the accrued benefit cost. There was no minimum funding obligation liability at December 31, 2001. The change in this obligation is included, net of income tax effects of $7.9 million, as a component of other comprehensive income.

The projected health care cost trend rate (HCCTR) in 2003 for the pre-65 population was 12% and for the post-65 population, 10%. These projected rates decline linearly to 5% in 2008 and remain level thereafter. Increasing the assumed HCCTR by one percentage point in each year would increase the accumulated postretirement benefit obligation (APBO) by about $2.4 million and increase the 2002 service and interest cost components of net periodic postretirement benefit cost by about $0.2 million. Decreasing the assumed HCCTR by one percentage point in each year would reduce the APBO by about $2.0 million and the 2002 service and interest cost components of net periodic postretirement benefit cost by about $0.1 million. National Life uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

The Company provides employee thrift and 401(k) plans for its employees. For employees hired prior to July 1, 2001, up to 3% of an employee's salary may be invested by the employee in a plan and matched by funds contributed by the Company subject to applicable maximum contribution guidelines. Employees hired prior to July 1, 2001, and below specified levels of compensation also receive a foundation contribution of 1.5% of compensation. Employees beginning service after June 30, 2001, will receive a 50% match on up to 6% of an employee's salary, subject to applicable maximum contribution guidelines. Additional employee voluntary contributions may be made to the plans subject to contribution guidelines. Vesting and withdrawal privilege schedules are attached to the Company's matching contributions.

The Company also provides a 401(k) plan for its regular full-time agents whereby accumulated funds may be invested by the agent in a group annuity contract with National Life or in mutual funds (several of which are sponsored by an affiliate of National Life). Total annual contributions can not exceed certain limits which vary based on total agent compensation. No company contributions are made to the plan.

NOTE 8 - DEBT


Debt consists of the following (in thousands):                                            2002                2001
---------------------------------------------------------------------------------------------------------------------

8.25% Surplus Notes:                                                                     $ 69,706           $ 69,701
      $70 million, maturing March 1, 2024 with interest payable
      semi-annually on March 1 and September 1. The notes are
      unsecured and subordinated to all present and future
      indebtedness, policy claims and prior claims. The notes may be redeemed in whole or in part any time after March 1, 2004 at predetermined redemption prices. All interest and principal payments require prior written approval by the State of
      Vermont Department of Banking, Insurance, Securities and
      Health Care Administration.

6.57% Term Note:                                                                         -                    2,400
      $4.4 million, maturing March 1, 2002 with interest payable semi-annually on March 1 and September 1. The note is
      secured by subsidiary stock, includes certain restrictive
      covenants and requires annual payments of principal.
---------------------------------------------------------------------------------------------------------------------
      Total debt                                                                        $ 69,706           $ 72,101
=====================================================================================================================
Interest paid on the surplus notes was $5.8 million in 2002 and 2001.
      Interest paid on the term note was $26 thousand and $0.2 million in 2002 and 2001, respectively.



The Company also has two lines of credit available. A $25 million line of credit with State Street Bank, based on an adjustable rate equal to the prevailing federal funds rate plus 40 basis points. The outstanding balance was $-0- and $4.4 million as of December 31, 2002 and 2001, respectively, and is included in other liabilities. The Company also has a $10 million line of credit with Banknorth Group, based on an adjustable rate equal to LIBOR plus 75 basis points. The outstanding balance on the Banknorth line of credit was $-0- as of December 31, 2002 and 2001. Total interest on the combined lines of credit was $0.1 million for 2002 and $7 thousand for 2001.

NOTE 9 - CONTINGENCIES

Total outstanding mortgage loan funding commitments at December 31, 2002 and 2001, were $51.2 million and $52.9 million, respectively.

During 1997, several class action lawsuits were filed against National Life in various states related to the sale of life insurance policies during the 1980's and 1990's. National Life specifically denied any wrongdoing. National Life agreed to a settlement of these class action lawsuits in June 1998. This agreement was subsequently approved by the court in October 1998. The settlement provided class members with various policy enhancement options and new product purchase discounts. Class members could instead pursue alternative dispute resolution according to predetermined guidelines. All of the alternative dispute resolution cases had been settled by December 31, 2000. Certain members also opted out of the class action to preserve their litigation rights against National Life. Management believes that while the ultimate cost of this litigation (including those who opted out of the class action) is still uncertain, it is unlikely to have a material adverse effect on National Life's financial position. Existing provisions for this contingency were reduced in 2002 and 2001, and are included in the consolidated statements of operations as change in sales practice remediation provision.

In late 1999, two lawsuits were filed in Vermont against the Company and the State of Vermont related to the Company's conversion to a mutual holding company structure. The Company and the State of Vermont specifically deny any wrongdoing and moved to dismiss these cases. These motions were granted and the case was dismissed in a May, 2001 decision by United States District Court Judge William
K. Sessions, III. The plaintiffs filed an appeal that was argued before the United States Court of Appeals, Second Circuit, which upheld the lower court's ruling. In the opinion of the Company's management, based on advice from legal counsel, the ultimate resolution of these lawsuits will not have a material effect on the Company's financial position. However, liabilities related to these lawsuits could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

The Company leases rights to the use of certain data processing hardware and software from American International Technology Enterprises, Inc. (AITE), Livingston, New Jersey. The current lease term ends on November 1, 2006. The lease contains clauses and penalties for termination prior to the end of the lease term.

The following is a schedule of future minimum lease payments as of December 31, 2002 (in millions):

                                                          Operating
              Year                                         Leases
             -------------------------------------------------------
              2003                                         $  3.4
              2004                                            3.4
              2005                                            3.4
              2006                                            2.9
              2007 and beyond                                 -
             -------------------------------------------------------
              Total minimum lease payments                 $ 13.1
             ======================================================


The Company has a 60% general partnership interest in Lake Carlton Arms, a 1,812-unit apartment complex in Florida. The fair value of the assets is $68.0 million and the total outstanding debt is $48.0 million. The partnership has been profitable for at least five years. The Company assumed a secondary guarantee on $12.0 million of the total partnership debt to obtain favorable financing terms. At December 31, 2002, the Company's portion of the partnership equity was $(7.8) million and was recorded as a liability. The negative equity is primarily due to cumulative partnership cash distributions exceeding GAAP-basis partnership earnings. In the opinion of management, sufficient collateral exists in the event the Company is required to perform on the debt guarantee.

NOTE 10 - ACQUISITION

On June 28, 2002, the Company entered into a Stock Purchase Agreement with Provident Mutual Life Insurance Company and ProvidentMutual Holding Company (Provident) through NLCAP, its wholly-owned subsidiary. The Company acquired all of the issued and outstanding capital stock of Sigma American Corporation (Sigma), thereby acquiring Provident's partnership interest in Sentinel Management Company, Sentinel Advisory Company, Sentinel Administrative Services Company, and American Guaranty & Trust Company (AG&T).

The purchase price was $14.2 million in cash. The effect of the cash purchase was to reduce minority interest by $6.6 million, record asset related purchase GAAP adjustments of $(3.9) million, and record intangible assets for the net present value of interests in various management, administrative, and service contracts of $11.5 million. The intangible assets acquired have indefinite useful lives and are assessed annually for impairment.

The Company agreed to pay Provident an annual fee equal to 0.50% of the average daily net assets of the funds for which 1717 Capital Management Company (1717 Capital) is the broker-dealer of record, a registered representative of 1717 Capital is the registered representative of record, or which are otherwise under AG&T management. This agreement is effective for the five years following the purchase date.

The results of operations of Sigma are included in the consolidated statements of operations beginning June 28, 2002. Had the purchase been made January 1, 2001, pro-forma consolidated net income would have increased by approximately $1.9 million in 2001 and $.5 million in 2002. These pro-forma results are not necessarily indicative of the actual results that might have occurred had the Company owned all of Sigma since that date. (unaudited)

NOTE 11 - RESTRUCTURING CHARGE - DISPOSAL OF MAINFRAME COMPUTER
                  OPERATIONS

In 2001, the Company adopted a formal plan to outsource its mainframe operations to AITE. Under the terms of this agreement, AITE assumed the responsibility for the Company's mainframe processing on October 31, 2001. The Company's management believes that this change in operation will reduce costs and increase future operating efficiency. Conversion costs incurred are reflected in the accompanying consolidated statements of operations as a $6.5 million restructuring charge.

In connection with the transfer of operations to AITE, 21 positions were terminated effective October 31, 2001. Qualifying employees associated with mainframe operations at the Company's Montpelier, VT office received salary and benefits through December 31, 2001. In addition, certain employees also received a severance package based on years of service with the Company. Employee severance costs were accrued in 2001, and the final payment of benefits was made in the first quarter of 2002.

Other costs of the mainframe restructuring include termination of hardware and software leases, the writedown of the carrying values of equipment, and conversion costs. Mainframe hardware and software costs incurred during the first ten months of 2001 remain in operating income as part of operating expenses. See Note 9 for minimum lease obligations for the mainframe outsourcing agreement.

NOTE 12 - NATIONAL LIFE CLOSED BLOCK

National Life established and began operating the Closed Block on January 1, 1999. The Closed Block was established pursuant to regulatory requirements as part of the reorganization into a mutual holding company corporate structure. The Closed Block was established for the benefit of policyholders of participating policies inforce at December 31, 1998, and includes traditional dividend paying life insurance policies, certain participating term insurance policies, dividend paying flex premium annuities, and other related liabilities. The Closed Block's primary purpose is to protect the policy dividend expectations related to these policies. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer inforce. Assets assigned to the Closed Block at January 1, 1999, together with projected future premiums and investment returns, are reasonably expected to be sufficient to pay out all future Closed Block policy benefits, expenses and taxes. Such benefits include dividends paid out under the current dividend scale, adjusted to reflect future changes in the underlying experience. The assets and liabilities allocated to the Closed Block are recorded in the Company's financial statements on the same basis as other similar assets and liabilities. Based on current projections, Closed Block assets are sufficient to meet all future obligations. The Company remains contingently liable for all contractual benefits and expenses of the Closed Block.

If actual cumulative Closed Block earnings are greater than expected cumulative earnings, only the expected earnings will be recognized in net income of the Company. Actual cumulative earnings in excess of expected earnings represent undistributed earnings attributable to Closed Block policyholders. These excess earnings are recorded as a policyholder dividend obligation to be paid to Closed Block policyholders unless offset by future results that are less than expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. A policyholder dividend obligation for distribution of accumulated excess earnings of $10.9 million was required at December 31, 2002. There was no corresponding obligation required for 2001. Similarly, unrealized gains and losses on Closed Block investments may increase (decrease) a policyholder dividend obligation liability. Unrealized gains in the Closed Block generated a policyholder dividend obligation of $134.2 million and $56.7 million at December 31, 2002 and 2001, respectively. These gains and their related policyholder dividend obligation and income tax offsets are included in other comprehensive income. The total policyholder dividend obligation included in policyholders' dividends liability at December 31, 2002 and 2001 was $145.1 million and $56.7 million, respectively.

Summarized financial information for the Closed Block effects included in the consolidated financial statements as of December 31, 2002 and 2001, and for the years then ended is as follows (in thousands):


                                                                                          2002                  2001
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
Policy liabilities and accruals                                                    $     3,895,712       $     3,762,090
Other liabilities                                                                            9,346                 7,744
-------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                  $     3,905,058       $     3,769,834
=========================================================================================================================
ASSETS:
Cash and cash equivalents                                                          $        37,615       $       169,769
Available-for-sale debt and equity securities                                            2,227,844             1,940,839
Mortgage loans                                                                             437,097               407,168
Policy loans                                                                               610,672               629,998
Accrued investment income                                                                   53,017                53,907
Premiums and fees receivable                                                                16,423                18,552
Other assets                                                                               110,939               112,858
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       $     3,493,607       $     3,333,091
=========================================================================================================================

Excess of reported Closed Block liabilities over Closed Block assets               $       411,451         $     436,743
Closed Block accumulated other comprehensive gain represented above                      -                           700
-------------------------------------------------------------------------------------------------------------------------
Maximum future earnings to be recognized from Closed Block assets
and liabilities                                                                    $       411,451         $     437,443
=========================================================================================================================





                                                                         2002                 2001
-------------------------------------------------------------------------------------------------------------------------

REVENUES:
Premiums and other income                                              $ 281,272            $ 295,418
Net investment income                                                    232,088              212,626
Net investment (loss) gain                                               (10,468)               1,269
-------------------------------------------------------------------------------------------------------------------------

Total revenues                                                           502,892              509,313
-------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Increase in policy liabilities                                            42,430               70,167
Policy benefits                                                          259,451              249,658
Policyholders' dividends                                                 129,897              115,716
Interest credited to policyholders' accounts                              12,317               11,712
Operating expenses                                                        12,913               14,976
Commission expenses                                                        5,873                7,747
-------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                              462,881              469,976
-------------------------------------------------------------------------------------------------------------------------

Pre-tax results of operations                                             40,011               39,337

Income taxes                                                              14,019               13,768
-------------------------------------------------------------------------------------------------------------------------
Closed Block results of operations                                        25,992               25,569
=========================================================================================================================

Other comprehensive income:
Unrealized loss                                                             (700)             (12,610)
Total Closed Block comprehensive income                                $  25,292            $  12,959
=========================================================================================================================

Excess of reported Closed Block liabilities over Closed Block assets:
Beginning of year                                                      $ 436,743            $ 449,702
  Closed Block comprehensive income                                       25,292               12,959
-------------------------------------------------------------------------------------------------------------------------
End of year                                                            $ 411,451            $ 436,743
=========================================================================================================================


Amortized cost of bonds held by the Closed Block at December 31, 2002 and 2001 were $2,083.7 million and $1,873.1 million, respectively. Mortgage valuation allowances on Closed Block mortgage loans were $0.5 million and $-0- at December 31, 2002 and 2001, respectively.

Many expenses related to Closed Block policies and operations, including amortization of policy acquisition costs, are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block presented above does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside the Closed Block are therefore disproportionate to the actual business outside the Closed Block.

NOTE 13 - REORGANIZATION INTO A MUTUAL HOLDING COMPANY
                  CORPORATE STRUCTURE

On January 1, 1999, National Life converted from a mutual to a stock insurance company as part of a reorganization into a mutual holding company corporate structure.

Prior to the conversion, policyowners held policy contractual and membership rights from National Life. The contractual rights, as defined in the various insurance and annuity policies, remained with National Life after the conversion. Membership interests held by policyowners of National Life at December 31, 1998, were converted to membership interests in NLHC, a mutual insurance holding company created for this purpose. NLHC currently owns all the outstanding shares of NLVF, a stock holding company created for this purpose, which in turn currently owns all the outstanding shares of National Life. NLHC currently has no assets, liabilities or operations other than that related to its ownership of NLVF's outstanding stock. NLVF has no significant assets or operations other than those related to investments funded by a 2002 dividend from National Life, and its ownership of National Life's outstanding stock. Under the terms of the reorganization, NLHC must always hold a majority of the voting shares of NLVF.

This reorganization was approved by policyowners of National Life and was completed with the approval of the Commissioner of the Vermont Department of Banking, Insurance, Securities, and Health Care Administration (the Commissioner).

Under the provisions of the reorganization, National Life issued 2.5 million common stock $1 par shares to its parent, NLVF, as a transfer from retained earnings. National Life declared and paid a $10 million dividend to its parent, NLVF, during 2002. There were no dividends paid or declared in 2001 by National Life, NLVF, or NLHC. There have been no distributions to members of NLHC. Dividends declared by National Life in excess of the lesser of ten percent of statutory surplus or statutory net gain from operations (see Note 14 for statutory information) require pre-approval by the Commissioner.

NOTE 14 - STATUTORY INFORMATION

National Life prepares statutory basis financial statements for regulatory filings with insurance regulators in all 50 states and the District of Columbia. A reconciliation of National Life's statutory surplus to National Life's GAAP equity (both of which exclude NLVF and NLHC) at December 31 and statutory net loss to GAAP net income for the years ended December 31 is as follows (in thousands):



                                                              2002                                      2001
                                         ---------------------------------------------------------------------------------
                                                 Surplus/            Net (Loss)            Surplus/           Net (Loss)
                                                 Equity              Income                Equity             Income
                                         ---------------------------------------------------------------------------------

Statutory surplus/net loss               $       395,440             $ (75,888)        $   454,233            $ (11,836)

Asset valuation reserve                          31,972              -                     57,025                 -
Interest maintenance reserve                     66,625              10,738                55,887                 (6,014)
Surplus notes                                    (69,706)            -                     (69,701)               -
Investments                                      156,334             34,629                116,387                47,289
Other assets                                     160,355             -                     185,680                -
Policy acquisition costs                         501,598             (2,050)               477,820                13,154
Income taxes                                     (116,105)           12,147                (132,249)              (8,907)
Policy liabilities and dividends                 (154,578)           (5,630)               (167,177)              (4,845)
Sales practices litigation provision             -                   5,373                 -                      13,802
Benefit plans                                    (9,367)             23,712                (29,304)               (812)
Other comprehensive income, net                  45,944              -                     9,697                  -
Other changes, net                               (4,987)             23,322                (7,373)                6,008
                                         ---------------------------------------------------------------------------------
GAAP equity/net income                      $ 1,003,525            $ 26,353             $ 950,925              $ 47,839
                                         ==================================================================================


The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the New York Insurance Law. No consideration is given by the New York Insurance Department to financial statements prepared in accordance with GAAP in making such determinations.


NOTE 15 - EVENTS SUBSEQUENT TO THE DATE OF THE INDEPENDENT ACCOUNTANT'S REPORT (UNAUDITED)

In February 2003, the Company executed amendments to existing reinsurance agreements with UNUM. Under the terms of the agreements, virtually all of the existing disability income coinsurance was converted to modified coinsurance. This change resulted in $286 million in cash and reinsurance liabilities being transferred to the Company from UNUM. The Company has agreed to pay UNUM an interest rate of 7% on the reserves held by the Company. All other rights and responsibilities outlined in the reinsurance agreements between the Company and UNUM remain in force. These new agreements had no impact on the Company as of December 31, 2002.

                      NATIONAL VARIABLE ANNUITY ACCOUNT II

                              FINANCIAL STATEMENTS


                                    * * * * *


                                DECEMBER 31, 2002

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      160 Federal Street
                                                      Boston MA 02110-9862
                                                      Telephone (617) 428 8400
                                                      Facsimile (617) 439 7393



                       Report of Independent Accountants

To the Board of Directors of National Life Insurance Company and Contractholders of National Variable Annuity Account II:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting the National Variable Annuity Account II (a Separate Account of National Life Insurance Company) (the Variable Account) at December 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 202 by correspondence with the mutual funds, provide a reasonable basis for our opinion.





/S/ PRICEWATERHOUSECOOPERS, LLP
-------------------------------
April 4, 2003



                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENTS OF NET ASSETS

                                DECEMBER 31, 2002

TOTAL ASSETS AND NET ASSETS:
Investments in shares of mutual fund portfolios at market value:
(contractholder accumulation units and unit value)

Market Street Managed Fund (916,629.63 units at $10.22 per unit)                               $ 9,368,062
                                                                                               ===========
Market Street Bond Fund (1,213,264.09 units at $13.06 per unit)                                $15,843,081
                                                                                               ===========
Dreyfus Socially Responsible Growth Fund (148,267.80 units at $5.35 per unit)                  $   793,311
                                                                                               ===========
Strong Capital Management Opportunity Fund II (593,692.26 units at $11.98 per unit)            $ 7,110,699
                                                                                               ===========
Strong Capital Management Growth II (593,006.69 units at $9.45 per unit)                       $ 5,603,885
                                                                                               ===========
American Century Variable Portfolios VP Value (816,576.88 units at $11.37 per unit)            $ 9,281,419
                                                                                               ===========
American Century Variable Portfolios VP Income & Growth (647,417.35 units at $8.08 per unit)   $ 5,233,281
                                                                                               ===========
Alger American Growth Fund (1,112,587.18 units at $9.91 per unit)                              $11,022,333
                                                                                               ===========
Alger American Small Capitalization Fund (627,551.21 units at $6.44 per unit)                  $ 4,039,286
                                                                                               ===========
Alger American Leveraged All Cap Fund (183,800.39 units at $5.41 per unit)                     $   994,790
                                                                                               ===========
Sentinel Variable Products Trust Money Market (1,551,827.66 units at $11.72 per unit)          $18,186,639
                                                                                               ===========
Sentinel Variable Products Trust Common Stock (1,800,411.01 units at $9.71 per unit)           $17,486,431
                                                                                               ===========
Sentinel Variable Products Trust Small Company (937,943.44 units at $15.73 per unit)           $14,758,188
                                                                                               ===========
Sentinel Variable Products Trust Mid Cap Growth (1,000,052.44 units at $9.51 per unit)         $ 9,508,939
                                                                                               ===========
Sentinel Variable Products Trust Growth Index (357,764.90 units at $6.04 per unit)             $ 2,162,452
                                                                                               ===========
VIPF Equity Income Portfolio (1,336,207.02 units at $10.27 per unit)                           $13,719,121
                                                                                               ===========
VIPF Overseas Portfolio (956,027.37 units at $7.20 per unit)                                   $ 6,887,404
                                                                                               ===========
VIPF Growth Portfolio (1,116,957.82 units at $9.82 per unit)                                   $10,963,029
                                                                                               ===========
VIPF High Income Portfolio (683,024.77 units at $7.40 per unit)                                $ 5,054,349
                                                                                               ===========
VIPF Index 500 Portfolio (2,177,585.48 units at $9.73 per unit)                                $21,187,584
                                                                                               ===========
VIPF Contrafund Portfolio (895,933.04 units at $12.26 per unit)                                $10,979,788
                                                                                               ===========
VIPF Investment Grade Bond Portfolio (1,702,427.77 units at $11.85 per unit)                   $20,176,879
                                                                                               ===========
JP Morgan Series Trust II International Opportunities (158,604.86 units at $6.96 per unit)     $ 1,104,290
                                                                                               ===========
JP Morgan Series Trust II Small Company (115,400.73 units at $8.71 per unit)                   $ 1,005,241
                                                                                               ===========
Neuberger Berman Partners Portfolio (134,673.28 units at $7.68 per unit)                       $ 1,034,497
                                                                                               ===========
INVESCO Variable Investment Fund Dynamics (321,110.70 units at $4.88 per unit)                 $ 1,565,885
                                                                                               ===========
INVESCO Variable Investment Fund Technology (283,490.20 units at $2.82 per unit)               $   799,400
                                                                                               ===========
INVESCO Variable Investment Fund Health Sciences (414,706.10 units at $6.79 per unit)          $ 2,816,940
                                                                                               ===========



   The accompanying notes are an integral part of these financial statements



                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                                     AMERICAN CENTURY VARIABLE
                             MARKET STREET FUND            DREYFUS    STRONG CAPITAL MANAGEMENT              PORTFOLIOS
                         --------------------------     -----------   -------------------------    ----------------------------
                                                          SOCIALLY    OPPORTUNITY                                  VP INCOME &
                            MANAGED          BOND       RESPONSIBLE     FUND II      GROWTH II      VP VALUE         GROWTH
                            -------          ----       -----------     -------      ---------      --------         ------

INVESTMENT INCOME:
Dividend income          $   239,566    $   463,920   $     2,105    $    33,425    $      --      $    64,583    $    53,131

EXPENSES:
Mortality and
expense risk and
administrative charges       128,222        176,569        10,085        100,683        103,194        117,418         71,786
                         --------------------------  ------------    --------------------------    --------------------------
NET INVESTMENT INCOME
(LOSS)                       111,344        287,351        (7,980)       (67,258)      (103,194)       (52,835)       (18,655)
                         --------------------------  ------------    --------------------------    --------------------------
REALIZED AND
UNREALIZED
(LOSS) GAIN
ON INVESTMENTS:

Capital gains
distributions                   --             --            --          153,959           --          417,874           --

Net realized (loss)
gain  from shares
sold                        (441,355)       191,833       (37,841)    (1,468,124)    (4,223,853)      (166,373)      (513,788)


Net unrealized
(depreciation)
appreciation on
investments                 (809,321)       497,792      (224,514)    (1,055,310)       612,953     (1,564,255)      (628,271)
                         --------------------------  ------------    --------------------------    --------------------------
NET REALIZED AND
UNREALIZED
(LOSS) GAIN ON
INVESTMENTS               (1,250,676)       689,625      (262,355)    (2,369,475)    (3,610,900)    (1,312,754)    (1,142,059)
                         --------------------------  ------------    --------------------------    --------------------------
(DECREASE) INCREASE
IN NET ASSETS
RESULTING FROM
OPERATIONS               $(1,139,332)   $   976,976   $  (270,335)    (2,436,733)   $(3,714,094)   $(1,365,589)   $(1,160,714)
                         ==========================   ===========    ==========================    ==========================



   The accompanying notes are an integral part of these financial statements.




                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                   ALGER AMERICAN  FUND                                  SENTINEL VARIABLE PRODUCTS TRUST
                         ---------------------------------------  -----------------------------------------------------------------
                                                      LEVERAGED   MONEY         COMMON         SMALL         MID CAP       GROWTH
                            GROWTH       SMALL CAP     ALL CAP    MARKET         STOCK        COMPANY         GROWTH        INDEX
                            ------       ---------     -------    ------         -----        -------         ------        -----

INVESTMENT INCOME:
Dividend income          $     5,995         --       $     89   $225,316    $   228,612     $    45,272    $      --     $  12,502

EXPENSES:
Mortality and expense
risk and administrative
charges                      201,483        71,837       15,726    238,746        260,001        200,468        158,493      21,515
                         --------------------------------------  ------------------------------------------------------------------

NET INVESTMENT LOSS         (195,488)      (71,837)     (15,637)   (13,430)       (31,389)      (155,196)      (158,493)     (9,013)
                         --------------------------------------  ------------------------------------------------------------------
REALIZED AND
UNREALIZED LOSS ON
INVESTMENTS:

Capital gains
distributions                   --            --           --         --            --           16,117           --          --

Net realized (loss)
gain from shares sold      (3,743,769)   (1,037,936)    (188,422)      --       (1,077,954)      21,705     (1,937,868)   (149,002)


Net unrealized
depreciation on
investments               (2,293,893)     (609,597)    (293,709)      --       (2,885,178)   (2,555,133)    (1,240,644)   (315,197)
                         --------------------------------------  ------------------------------------------------------------------
NET REALIZED AND
UNREALIZED LOSS ON
INVESTMENTS               (6,037,662)   (1,647,533)    (482,131)      --       (3,963,132)   (2,517,311)    (3,178,512)   (464,199)
                         --------------------------------------  ------------------------------------------------------------------
DECREASE IN NET ASSETS
RESULTING FROM
OPERATIONS               $ (6,233,15)   (1,719,370)   $(497,768)  $(13,430)   $(3,994,521)  $(2,672,507)   $(3,337,005)  $(473,212)
                         ======================================   ================================================================

   The accompanying notes are an integral part of these financial statements.




                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                 VIPF
                      -------------------------------------------------------------------------------------------------------
                           EQUITY                                      HIGH                                     INVESTMENT
                           INCOME       OVERSEAS        GROWTH        INCOME       INDEX 500     CONTRAFUND      GRADE BOND
                           ------       --------        ------        ------       ---------     ----------      ----------

INVESTMENT INCOME:
Dividend income       $   227,240    $    62,702    $    34,891    $   455,758    $   323,504    $    87,448    $   361,812
                      -------------------------------------------------------------------------------------------------------
EXPENSES:
Mortality and
expense risk
and administrative
charges                   197,482        111,957        188,868         62,670        340,532        152,057        188,833

NET INVESTMENT
INCOME (LOSS)              29,758        (49,255)      (153,977)       393,088        (17,028)       (64,609)       172,979
                      -------------------------------------------------------------------------------------------------------
REALIZED AND
UNREALIZED
(LOSS) GAIN
ON INVESTMENTS:

Capital gains
distributions             309,299           --             --             --             --             --             --

Net realized
(loss) gain
from shares
sold                     (865,587)    (3,480,293)    (3,689,863)    (1,081,706)    (3,032,746)      (999,810)       140,035

Net unrealized
(depreciation)
appreciation
on investments         (2,426,412)     1,700,532     (1,334,647)       779,787     (3,669,090)      (185,055)       964,564
                      -------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED
(LOSS) GAIN
ON INVESTMENTS         (2,982,700)    (1,779,761)    (5,024,510)      (301,919)    (6,701,836)    (1,184,865)     1,104,599
                      -------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE
IN NET ASSETS
RESULTING FROM
OPERATIONS            $(2,952,942)   $(1,829,016)   $(5,178,487)   $    91,169    $(6,718,864)   $(1,249,474)   $ 1,277,578
                      =====================================================================================================


The accompanying notes are an integral part of these financial statements.




                      NATIONAL VARIABLE ANNUITY ACCOUNT II
            (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                                 NEUBERGER
                   JP MORGAN SERIES TRUST II      BERMAN       INVESCO VARIABLE INVESTMENT FUND
                   -------------------------    ----------   ------------------------------------
                    INTERNATIONAL    SMALL       PARTNERS                               HEALTH
                    OPPORTUNITIES   COMPANY     PORTFOLIO    DYNAMICS     TECHNOLOGY   SCIENCES
                    -------------   -------     ---------    --------     ----------   --------

INVESTMENT INCOME:
Dividend income      $   5,148    $   2,083    $   4,531    $    --      $    --      $    --

EXPENSES:
Mortality and
expense risk
and administrative
charges                 15,880       14,516       14,039       22,480       10,782       32,761
                     ----------------------    ---------    -----------------------------------
NET INVESTMENT
LOSS                   (10,732)     (12,433)      (9,508)     (22,480)     (10,782)     (32,761)
                     ----------------------    ---------    -----------------------------------
REALIZED AND
UNREALIZED
LOSS ON
INVESTMENTS:

Capital gains
distributions             --           --           --           --           --           --

Net realized loss
from shares sold      (450,895)    (147,421)    (133,678)    (323,507)    (322,185)     (99,148)

Net unrealized
appreciation
(depreciation)
on investments         241,572     (108,220)    (142,713)    (369,395)    (180,366)    (538,514)
                     ----------------------    ---------    -----------------------------------
NET REALIZED AND
UNREALIZED
LOSS ON
INVESTMENTS           (209,323)    (255,641)    (276,391)    (692,902)    (502,551)    (637,662)
                     ----------------------    ---------    -----------------------------------
DECREASE IN NET
ASSETS
RESULTING FROM
OPERATIONS           $(220,055)   $(268,074)   $(285,899)   $(715,382)   $(513,333)   $(670,423)
                     ======================    =========    ===================================


The accompanying notes are an integral part of these financial statements.




                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                                                          AMERICAN CENTURY VARIABLE
                             MARKET STREET FUND             DREYFUS      STRONG CAPITAL MANAGEMENT              PORTFOLIOS
                       ----------------------------   ---------------  ----------------------------    ----------------------------
                                                         SOCIALLY       OPPORTUNITY                                     VP INCOME &
                           MANAGED          BOND        RESPONSIBLE       FUND II         GROWTH II        VP VALUE        GROWTH
                           -------          ----        -----------       -------         ---------        --------        ------

NET INVESTMENT
INCOME (LOSS)          $    111,344    $    287,351    $     (7,980)   $    (67,258)   $   (103,194)   $    (52,835)   $    (18,655)

REALIZED AND
UNREALIZED
(LOSS) GAIN
ON INVESTMENTS:

Capital gains
distributions                  --              --              --           153,959            --           417,874            --

Net realized
(loss) gain from           (441,355)        191,833         (37,841)     (1,468,124)     (4,223,853)       (166,373)       (513,788)
shares sold

Net unrealized
(depreciation)
appreciation on
investments                (809,321)        497,792        (224,514)     (1,055,310)        612,953      (1,564,255)       (628,271)
                       ----------------------------   -------------    ----------------------------     ---------------------------
NET REALIZED
AND UNREALIZED
(LOSS) GAIN ON
INVESTMENTS              (1,250,676)        689,625        (262,355)     (2,369,475)     (3,610,900)     (1,312,754)     (1,142,059)
                       ----------------------------   -------------    ----------------------------     ---------------------------
(DECREASE)
INCREASE IN
NET ASSETS
RESULTING
FROM OPERATIONS          (1,139,332)        976,976        (270,335)     (2,436,733)     (3,714,094)     (1,365,589)     (1,160,714)
                       ----------------------------   -------------    ----------------------------     ---------------------------
ACCUMULATION
UNIT TRANSACTIONS:
Participant deposits      1,294,517       1,695,342         449,781         827,004         588,314       2,091,349         859,839
Transfers between
investment
sub-accounts
and general account,      1,264,044       4,185,152         127,918       2,015,275        (733,733)      2,762,441         677,428
net
Surrenders and lapses      (596,791)     (1,022,304)         (4,924)       (295,905)       (483,955)       (524,468)       (234,592)
Contract benefits           (23,387)        (75,430)           --              (558)        (16,600)       (244,465)       (128,037)
Loan collateral
interest received              --              --              --                97             317              44               5
Transfers for
policy loans                   --              (640)           --               (39)            569          (1,855)              4
Contract charges             (7,336)         (8,061)           (348)         (4,470)         (7,799)         (5,641)         (3,417)
Miscellaneous                 4,490           1,506            (664)          1,292           1,440           1,800           1,903
                       ----------------------------   -------------    ----------------------------     ---------------------------
Total net
accumulation unit         1,935,537       4,775,565         571,763       2,542,696        (651,447)      4,079,205       1,173,133
transactions
                       ----------------------------   -------------    ----------------------------     ---------------------------
Increase (decrease)
in net assets               796,205       5,752,541         301,428         105,963      (4,365,541)      2,713,616          12,419

Net assets,
beginning of
period                    8,571,857      10,090,540         491,883       7,004,736       9,969,426       6,567,803       5,220,862
                       ----------------------------   -------------    ----------------------------     ---------------------------
NET ASSETS,
END OF PERIOD          $  9,368,062    $ 15,843,081    $    793,311    $  7,110,699    $  5,603,885    $  9,281,419    $  5,233,281
                       ============================   =============    ============================    ============================
UNITS ISSUED,
TRANSFERRED AND
REDEEMED:
Beginning balance        742,241.96      831,321.19       64,416.84      422,080.77      649,737.70      497,921.29      513,559.72
Units issued             116,633.17      135,591.04       65,961.89       55,816.10       51,233.10      163,370.08       98,109.94
Units transferred        113,887.62      334,722.51       18,759.60      136,014.82      (63,896.85)     215,793.83       77,296.36
Units redeemed           (56,133.12)     (88,370.65)        (870.53)     (20,219.43)     (44,067.26)     (60,508.32)     (41,548.67)
                       ----------------------------   -------------    ----------------------------     ---------------------------
Ending balance           916,629.63    1,213,264.09      148,267.80      593,692.26      593,006.69      816,576.88      647,417.35
                       ============================   =============    ============================    ============================



   The accompanying notes are an integral part of these financial statements.




                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                 ALGER AMERICAN FUND                           SENTINEL VARIABLE PRODUCTS TRUST
                    -----------------------------------------  --------------------------------------------------------------------

                                                   LEVERAGED       MONEY        COMMON        SMALL        MID CAP        GROWTH
                        GROWTH       SMALL CAP      ALL CAP        MARKET        STOCK        COMPANY       GROWTH         INDEX
                        ------       ---------      -------        ------        -----        -------       ------         -----

NET INVESTMENT
LOSS               $   (195,488) $    (71,837) $    (15,637)  $    (13,430) $    (31,389) $   (155,196)  $   (158,493) $     (9,013)

REALIZED AND
UNREALIZED
LOSS ON
INVESTMENTS:

Capital gains
distributions              --            --            --             --            --          16,117           --            --

Net realized
(loss) gain
from                 (3,743,769)   (1,037,936)     (188,422)          --      (1,077,954)       21,705     (1,937,868)     (149,002)
shares sold

Net unrealized
depreciation
on investments       (2,293,893)     (609,597)     (293,709)          --      (2,885,178)   (2,555,133)    (1,240,644)     (315,197)
                   ----------------------------------------   ---------------------------------------------------------------------
NET REALIZED
AND UNREALIZED
LOSS ON
INVESTMENTS          (6,037,662)   (1,647,533)     (482,131)          --      (3,963,132)   (2,517,311)    (3,178,512)     (464,199)
                   ----------------------------------------   ---------------------------------------------------------------------
DECREASE IN
NET ASSETS
RESULTING
FROM OPERATIONS      (6,233,150)   (1,719,370)     (497,768)       (13,430)   (3,994,521)   (2,672,507)    (3,337,005)     (473,212)
                   ----------------------------------------   ---------------------------------------------------------------------
ACCUMULATION UNIT
TRANSACTIONS:
Participant
deposits              1,001,930       489,635       349,741      5,500,432     2,876,818     3,040,440      1,134,729       488,394
Transfers between
investment
sub-accounts and
general account,        (36,678)     (631,736)      169,711       (263,387)    1,689,211     3,594,940       (545,777)      996,734
net
Surrenders and
lapses               (1,158,942)     (406,817)      (41,354)    (2,695,345)   (1,029,668)     (872,843)      (668,785)      (77,924)
Contract benefits      (171,649)      (35,427)         (765)       (46,435)     (519,907)     (209,558)      (241,767)       (1,718)
Loan collateral
interest received           211           132            23          1,256          --             126            139          --
Transfers for
policy loans                597           711            (5)         3,964          --            (812)        (1,330)         --
Contract charges        (14,771)       (4,970)       (1,080)       (11,603)      (15,275)       (9,664)       (10,629)       (1,214)
Miscellaneous             3,598        36,185           418          1,188         4,735        (4,157)         1,342         2,548
                   ----------------------------------------   ---------------------------------------------------------------------
Total net
accumulation unit      (375,704)     (552,287)      476,689      2,490,070     3,005,914     5,538,472       (332,078)    1,406,820
transactions
                   ----------------------------------------   ---------------------------------------------------------------------
(Decrease)
increase
in net assets        (6,608,854)   (2,271,657)      (21,079)     2,476,640      (988,607)    2,865,965     (3,669,083)      933,608

Net assets,
beginning of
period               17,631,187     6,310,943     1,015,869     15,709,999    18,475,038    11,892,223     13,178,022     1,228,844
                   ----------------------------------------   ---------------------------------------------------------------------
NET ASSETS,
END OF PERIOD      $ 11,022,333  $  4,039,286  $    994,790   $ 18,186,639  $ 17,486,431  $ 14,758,188   $  9,508,939  $  2,162,452
                   ========================================   =====================================================================
UNITS ISSUED,
TRANSFERRED AND
REDEEMED:
Beginning balance  1,176,016.07    713,337.23    122,328.68   1,339,572.89  1,550,727.39    641,556.80   1,037,504.10    152,290.12
Units issued         169,152.58     76,054.37     45,101.06     468,859.47    238,960.37    162,706.57     127,974.41     71,332.97
Units transferred     (6,192.23)   (98,126.73)    21,885.18     (22,451.23)   140,312.84    192,380.17     (61,552.57)   145,579.18
Units redeemed      (226,389.24)   (63,713.66)    (5,514.53)   (234,153.47)  (129,589.59)   (58,700.10)   (103,873.50)   (11,437.37)
                   ----------------------------------------   ---------------------------------------------------------------------
Ending balance     1,112,587.18    627,551.21    183,800.39   1,551,827.66  1,800,411.01    937,943.44   1,000,052.44    357,764.90
                   ========================================   =====================================================================



   The accompanying notes are an integral part of these financial statements.





                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                            VIPF
                     -------------------------------------------------------------------------------------------------------------
                           EQUITY                                         HIGH          INDEX                          INVESTMENT
                          INCOME         OVERSEAS        GROWTH          INCOME           500          CONTRAFUND      GRADE BOND
                          ------         --------        ------          ------           ---          ----------      ----------

NET INVESTMENT
INCOME (LOSS)        $     29,758    $    (49,255)   $   (153,977)   $    393,088    $    (17,028)   $    (64,609)   $    172,979

REALIZED AND
UNREALIZED
(LOSS) GAIN
ON INVESTMENTS:

Capital gains
distributions             309,299            --              --              --              --              --              --

Net realized
(loss) gain from         (865,587)     (3,480,293)     (3,689,863)     (1,081,706)     (3,032,746)       (999,810)        140,035
shares sold

Net unrealized
(depreciation)
appreciation
on investments         (2,426,412)      1,700,532      (1,334,647)        779,787      (3,669,090)       (185,055)        964,564
                     -------------------------------------------------------------------------------------------------------------
NET REALIZED
AND UNREALIZED
(LOSS) GAIN
ON INVESTMENTS         (2,982,700)     (1,779,761)     (5,024,510)       (301,919)     (6,701,836)     (1,184,865)      1,104,599
                     -------------------------------------------------------------------------------------------------------------
(DECREASE)
INCREASE IN
NET ASSETS
RESULTING
FROM OPERATIONS        (2,952,942)     (1,829,016)     (5,178,487)         91,169      (6,718,864)     (1,249,474)      1,277,578
                     -------------------------------------------------------------------------------------------------------------
ACCUMULATION
UNIT TRANSACTIONS:
Participant
deposits                1,651,143       1,066,201       1,466,374       1,007,032       2,989,257       1,041,739       3,348,189
Transfers
between investment
sub-accounts
and general
account, net            2,314,903        (536,499)       (921,237)        213,555      (1,193,201)        758,219       8,975,650

Surrenders and
lapses                   (949,448)       (395,144)       (732,489)       (394,107)     (1,144,362)       (518,975)     (1,233,220)
Contract benefits        (133,593)        (57,155)       (191,238)        (16,467)       (391,029)        (47,389)       (451,495)
Loan collateral
interest received              82               5              66            --               251            --              --
Transfers for
policy loans                  459               5             (92)           --               524            --              (638)
Contract charges           (8,491)         (5,926)        (12,103)         (2,951)        (21,772)        (10,063)         (8,335)
Miscellaneous              (2,422)            266          (1,829)          3,975           3,937           2,398          (5,631)
                     -------------------------------------------------------------------------------------------------------------
Total net
accumulation unit       2,872,633          71,753        (392,548)        811,037         243,605       1,225,930      10,624,520
transactions
                     -------------------------------------------------------------------------------------------------------------
(Decrease)
increase in
net assets                (80,309)     (1,757,263)     (5,571,035)        902,206      (6,475,259)        (23,544)     11,902,098

Net assets,
beginning of
period                 13,799,430       8,644,667      16,534,064       4,152,143      27,662,843      11,003,332       8,274,781
                     -------------------------------------------------------------------------------------------------------------
NET ASSETS,
END OF PERIOD        $ 13,719,121    $  6,887,404    $ 10,963,029    $  5,054,349    $ 21,187,584    $ 10,979,788    $ 20,176,879
                     =============================================================================================================
UNITS ISSUED,
TRANSFERRED AND
REDEEMED:
Beginning balance    1,100,806.66      943,360.18    1,161,109.49      572,401.28    2,179,936.83      802,651.88      759,750.40
Units issued           135,304.32      188,225.92      164,929.82      137,356.74      235,560.05       79,266.11      297,073.37
Units transferred      189,696.70      (94,712.93)    (103,615.75)      29,128.39      (78,355.94)      57,693.02      796,378.77
Units redeemed         (89,600.66)     (80,845.80)    (105,465.74)     (55,861.64)    (159,555.46)     (43,677.97)    (150,774.77)
                     -------------------------------------------------------------------------------------------------------------
Ending balance       1,336,207.02      956,027.37    1,116,957.82      683,024.77    2,177,585.48      895,933.04    1,702,427.77
                     =============================================================================================================



   The accompanying notes are an integral part of these financial statements.




                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002



                                                        NEUBERGER
                         JP MORGAN SERIES TRUST II       BERMAN         INVESCO VARIABLE INVESTMENT FUND
                      -----------------------------  -------------  -----------------------------------------
                        INTERNATIONAL     SMALL          PARTNERS                                    HEALTH
                        OPPORTUNITIES    COMPANY         PORTFOLIO     DYNAMICS      TECHNOLOGY      SCIENCE
                        -------------    -------         ---------     --------      ----------      -------

NET INVESTMENT
LOSS                   $   (10,732)   $   (12,433)   $    (9,508)   $   (22,480)   $   (10,782)   $   (32,761)

REALIZED AND
UNREALIZED
LOSS ON
INVESTMENTS:

  Capital gains
  distributions               --             --             --             --             --             --

   Net realized loss
   from shares sold       (450,895)      (147,421)      (133,678)      (323,507)      (322,185)       (99,148)

    Net unrealized
    appreciation
    (depreciation)
    on investments         241,572       (108,220)      (142,713)      (369,395)      (180,366)      (538,514)
                       --------------------------    --------------------------    --------------------------
NET REALIZED AND
 UNREALIZED
 LOSS ON
INVESTMENTS               (209,323)      (255,641)      (276,391)      (692,902)      (502,551)      (637,662)
                       --------------------------    --------------------------    --------------------------
DECREASE IN
NET ASSETS
RESULTING FROM
OPERATIONS                (220,055)      (268,074)      (285,899)      (715,382)      (513,333)      (670,423)
                       --------------------------    --------------------------    --------------------------
ACCUMULATION
UNIT TRANSACTIONS:
  Participant
deposits                   255,357        114,744        393,259        406,261        369,472      1,127,084
Transfers between
investment
sub-accounts
and general
account, net                44,065        151,704         48,546        582,814        212,289        759,245
Surrenders and
lapses                     (87,256)       (51,251)       (61,122)       (58,470)       (21,247)       (90,163)
Contract benefits          (10,078)        (6,460)        (7,488)          (290)           (98)        (2,823)
Loan collateral
interest
received                      --                9           --             --             --             --
Transfers for
policy loans                  --               31           --             --             --             --
Contract charges              (909)          (932)          (645)          (780)          (710)        (2,206)
Miscellaneous                  219             42             69          1,319           (365)           603
                       --------------------------    --------------------------    --------------------------
Total net
accumulation
unit transactions          201,398        207,887        372,619        930,854        559,341      1,791,740
                       --------------------------    --------------------------    --------------------------
(Decrease) increase
in net assets              (18,657)       (60,187)        86,720        215,472         46,008      1,121,317
Net assets,
beginning of period      1,122,947      1,065,428        947,777      1,350,413        753,392      1,695,623
                       --------------------------    --------------------------    --------------------------
NET ASSETS,
END OF PERIOD          $ 1,104,290    $ 1,005,241    $ 1,034,497    $ 1,565,885    $   799,400    $ 2,816,940
                       ==========================    ==========================    ==========================
UNITS ISSUED,
TRANSFERRED
AND REDEEMED:
   Beginning balance    129,932.62      94,501.13      92,299.75     185,977.17     140,047.82     185,979.64
Units issued             36,354.17      11,535.61      44,720.43      58,977.54      94,750.68     143,879.10
Units transferred         6,273.36      15,251.33       5,520.53      84,608.02      54,441.28      96,922.22
Units redeemed          (13,955.29)     (5,887.34)     (7,867.66)     (8,452.03)     (5,749.58)    (12,074.86)
                       --------------------------    --------------------------    --------------------------
Ending balance          158,604.86     115,400.73     134,673.05     321,110.70     283,490.20     414,706.10
                       ==========================    ==========================    ==========================



   The accompanying notes are an integral part of these financial statements.




                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                    STRONG VARIABLE     AMERICAN CENTURY VARIABLE
                           MARKET STREET FUND           DREYFUS           STRONG    INSURANCE FUNDS             PORTFOLIOS
                     -----------------------------   -------------   -------------- ---------------     --------------------------
                                                       SOCIALLY         OPPORTUNITY     MID CAP                        VP INCOME &
                        MANAGED           BOND        RESPONSIBLE         FUND II        GROWTH         VP VALUE         GROWTH
                        -------           ----        -----------         -------        ------         --------         ------

NET INVESTMENT
INCOME (LOSS)        $    158,275    $    241,151    $     (3,430)   $    (60,120)   $   (153,501)   $    (25,353)   $    (28,604)

REALIZED AND
 UNREALIZED
(LOSS) GAIN
ON INVESTMENTS:

Capital gains
distributions             381,026            --              --         1,072,452            --              --              --

Net realized
(loss) gain
from shares              (385,074)         24,427         (10,925)        (15,812)     (1,817,758)        294,020         (87,562)
sold

Net unrealized
(depreciation)
appreciation
on investments           (823,947)        135,921         (29,848)     (1,323,433)     (2,521,583)        267,147        (289,044)
                     ----------------------------    ------------    ------------    ------------    ------------    ------------
Net realized
and unrealized
(loss) gain
on investments           (827,995)        160,348         (40,773)       (266,793)     (4,339,341)        561,167        (376,606)
                     ----------------------------    ------------    ------------    ------------    ------------    ------------
(DECREASE)
INCREASE IN
NET ASSETS
RESULTING
FROM OPERATIONS          (669,720)        401,499         (44,204)       (326,913)     (4,492,842)        535,814        (405,210)
                     ----------------------------    ------------    ------------    ------------    ------------    ------------
ACCUMULATION
UNIT TRANSACTIONS:
Participant
deposits                1,155,241       1,806,240         235,197         915,038         952,349       1,065,578         755,951
Transfers
 between
investment
sub-accounts
and general
account, net            1,210,999       2,833,004         303,367         684,762       1,073,167       2,503,363       1,396,031
Surrenders
and lapses               (514,481)       (422,635)         (5,157)       (161,225)       (665,889)       (293,246)       (176,028)
Contract benefits        (143,734)        (21,032)           --           (56,378)       (285,958)         (9,330)        (11,406)
Loan collateral
interest received            --                50            --               130             203            --              --
Transfers for
policy loans                 --              (315)           --               237          (3,738)           --              (222)
Contract charges           (5,012)         (4,046)            (57)         (4,847)         (8,897)         (1,909)         (2,435)
Miscellaneous              10,839          (5,410)            709           5,024          35,056          (2,043)          3,834
                     ----------------------------    ------------    ------------    ------------    ------------    ------------
Total net
accumulation unit       1,713,852       4,185,856         534,059       1,382,741       1,096,293       3,262,413       1,965,725
transactions
                     ----------------------------    ------------    ------------    ------------    ------------    ------------
Increase
(decrease)
 in net assets          1,044,132       4,587,355         489,855       1,055,828      (3,396,549)      3,798,227       1,560,515

Net assets,
beginning of
period                  7,527,726       5,503,185           2,027       5,948,908      13,365,976       2,769,577       3,660,348
                     ----------------------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS,
END OF PERIOD        $  8,571,857    $ 10,090,540    $    491,883    $  7,004,736    $  9,969,426    $  6,567,803    $  5,220,862
                     ----------------------------    ------------    ------------    ------------    ------------    ------------
UNITS ISSUED,
 TRANSFERRED AND
REDEEMED:
Beginning balance      597,642.88      480,176.92          202.71      340,375.32      594,648.07      233,597.14      325,390.26
Units issued            97,468.62      151,522.40       28,279.54       54,069.13       47,856.36       86,334.28       72,363.59
Units transferred      102,173.01      237,655.80       36,476.23       40,462.22       53,927.56      202,825.15      133,635.42
Units redeemed         (55,042.55)     (38,033.93)        (541.64)     (12,825.90)     (46,694.29)     (24,835.28)     (17,829.55)
                     ----------------------------    ------------    ------------    ------------    ------------    ------------
Ending balance         742,241.96      831,321.19       64,416.84      422,080.77      649,737.70      497,921.29      513,559.72
                     ============================    ============    ============    ============    ============    ============



   The accompanying notes are an integral part of these financial statements.




                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001



                                         ALGER AMERICAN FUND                  SENTINEL VARIABLE PRODUCTS TRUST
                        --------------------------------------------    ---------------------------------------------
                                                           LEVERAGED        MONEY          COMMON          SMALL
                             GROWTH        SMALL CAP        ALL CAP         MARKET          STOCK         COMPANY
                             ------        ---------        -------         ------          -----         -------

NET INVESTMENT
INCOME (LOSS)           $   (211,937)   $    (90,139)   $     (7,513)   $    265,872    $    (16,202)   $    (79,307)

REALIZED AND
UNREALIZED
(LOSS) GAIN
ON INVESTMENTS:

Capital gains
distributions              2,280,356            --            17,201            --            68,084           1,231

Net realized
(loss) gain
from shares               (8,153,488)     (3,435,497)        (86,934)           --           (99,363)         67,467
sold

Net unrealized
appreciation
(depreciation)
on investments             3,408,640         940,406          14,070            --        (1,410,372)        624,815
                        --------------------------------------------    --------------------------------------------
Net realized
and unrealized
(loss) gain on
investments               (2,464,492)     (2,495,091)        (55,663)           --        (1,441,651)        693,513
                        --------------------------------------------    --------------------------------------------
(DECREASE)
INCREASE IN
NET ASSETS
RESULTING FROM
OPERATIONS                (2,676,429)     (2,585,230)        (63,176)        265,872      (1,457,853)        614,206
                        --------------------------------------------    --------------------------------------------
ACCUMULATION
UNIT TRANSACTIONS:
Participant deposits       1,642,655         560,826         466,141       5,144,614       3,066,018       2,399,936
Transfers between
investment
sub-accounts and
general account, net       1,042,281       1,005,453         574,993         522,600       3,692,005       3,311,417
Surrenders and lapses       (808,457)       (262,341)         (9,814)     (1,054,596)       (713,267)       (362,524)
Contract benefits           (308,076)        (49,625)           --           (13,892)       (319,331)        (96,794)
Loan collateral
interest received                266             203            --               774            --               130
Transfers for
policy loans                    (154)           (879)           --            (8,509)           --            (1,175)
Contract charges             (16,384)         (5,576)           (394)         (5,190)        (10,518)         (4,516)
Miscellaneous                 33,504           3,413          (1,711)          5,267          15,463           9,702
                        --------------------------------------------    --------------------------------------------
Total net
accumulation unit          1,585,635       1,251,474       1,029,215       4,591,068       5,730,370       5,256,176
transactions
                        --------------------------------------------    --------------------------------------------
(Decrease) increase
in net assets             (1,090,794)     (1,333,756)        966,039       4,856,940       4,272,517       5,870,382

Net assets,
beginning of period       18,721,981       7,644,699          49,829      10,853,060      14,202,520       6,021,842
                        --------------------------------------------    --------------------------------------------
NET ASSETS,
END OF PERIOD           $ 17,631,187    $  6,310,943    $  1,015,869    $ 15,709,999    $ 18,475,038    $ 11,892,223
                        ============================================    ============================================
UNITS ISSUED,
TRANSFERRED AND
REDEEMED:
Beginning balance       1,085,900.24      600,592.69        4,974.23      946,420.61    1,080,323.09      337,481.08
Units issued               93,356.44       50,524.46       53,150.96      440,554.76      251,688.43      138,839.02
Units transferred          59,235.60       90,580.67       65,562.61       44,752.44      303,075.58      191,569.25
Units redeemed            (62,476.21)     (28,360.59)      (1,359.12)     (92,154.92)     (84,359.71)     (26,332.55)
                        --------------------------------------------    --------------------------------------------
Ending balance          1,176,016.07      713,337.23      122,328.68    1,339,572.89    1,550,727.39      641,556.80
                        ============================================    ============================================





                       SENTINEL VARIABLE PRODUCTS TRUST
                       --------------------------------
                           MID CAP          GROWTH
                           GROWTH           INDEX
                           ------           -----


NET INVESTMENT
INCOME (LOSS)           $   (176,649)   $     (3,525)

REALIZED AND
UNREALIZED
(LOSS) GAIN
ON INVESTMENTS:

Capital gains
distributions                   --              --

Net realized
(loss) gain
from shares               (1,339,020)        (18,384)
sold

Net unrealized
appreciation
(depreciation)
on investments            (2,665,622)          2,427
                        ----------------------------
Net realized
and unrealized
(loss) gain on
investments               (4,004,642)        (15,957)
                        ----------------------------
(DECREASE)
INCREASE IN
NET ASSETS
RESULTING FROM
OPERATIONS                (4,181,291)        (19,482)
                        ----------------------------
ACCUMULATION
UNIT TRANSACTIONS:
Participant deposits       2,174,018         583,039
Transfers between
investment
sub-accounts and
general account, net       1,975,504         628,549
Surrenders and lapses       (543,694)        (15,429)
Contract benefits           (161,386)        (11,256)
Loan collateral
interest received                141            --
Transfers for
policy loans                    (538)           --
Contract charges             (10,642)           (193)
Miscellaneous                 37,065           4,703
                        ----------------------------
Total net
accumulation unit          3,470,468       1,189,413
transactions
                        ----------------------------
(Decrease) increase
in net assets               (710,823)      1,169,931

Net assets,
beginning of period       13,888,845          58,912
                        ----------------------------
NET ASSETS,
END OF PERIOD           $ 13,178,022    $  1,228,844
                        ============================
UNITS ISSUED,
TRANSFERRED AND
REDEEMED:
Beginning balance         816,620.11        6,231.81
Units issued              138,369.20       71,596.39
Units transferred         125,734.41       77,184.88
Units redeemed            (43,219.62)      (2,722.96)
                        ----------------------------
Ending balance          1,037,504.10      152,290.12
                        ============================





   The accompanying notes are an integral part of these financial statements.



                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                          VIPF
                     -------------------------------------------------------------------------------------------------------------
                          EQUITY                                           HIGH          INDEX                         INVESTMENT
                          INCOME        OVERSEAS          GROWTH          INCOME          500         CONTRAFUND       GRADE BOND
                          ------        --------          ------          ------          ---         ----------       ----------

NET INVESTMENT
INCOME (LOSS)        $     23,430    $    307,455    $   (220,012)   $    467,144    $    (68,921)   $    (66,198)   $     (3,459)

REALIZED AND
UNREALIZED
(LOSS) GAIN
ON INVESTMENTS:

Capital gains
distributions             555,125         673,680       1,178,989            --              --           307,134            --

Net realized
(loss) gain
from shares              (379,003)     (1,018,481)     (1,364,058)       (784,610)       (566,636)       (541,514)         49,779
sold

Net unrealized
(depreciation)
appreciation
on investments         (1,032,200)     (2,117,064)     (3,281,296)       (277,621)     (3,622,836)     (1,387,216)        112,256
                     -------------------------------------------------------------------------------------------------------------
Net realized
and unrealized
(loss) gain
on investments           (856,078)     (2,461,865)     (3,466,365)     (1,062,231)     (4,189,472)     (1,621,596)        162,035
                     -------------------------------------------------------------------------------------------------------------
(DECREASE)
INCREASE IN
NET ASSETS
RESULTING
FROM OPERATIONS          (832,648)     (2,154,410)     (3,686,377)       (595,087)     (4,258,393)     (1,687,794)        158,576
                     -------------------------------------------------------------------------------------------------------------
ACCUMULATION
UNIT TRANSACTIONS:
Participant
deposits                1,999,926       1,116,223       1,969,026         492,584       3,912,022         872,829       2,423,102
Transfers
between investment
sub-accounts
and general
account, net            1,701,886       1,014,803         964,224         476,362         (34,451)        390,113       5,229,133
Surrenders
and lapses               (715,889)       (295,224)       (656,425)       (309,584)     (1,177,537)       (458,049)       (106,529)
Contract benefits        (104,014)        (48,186)       (135,268)        (88,587)       (386,505)       (108,177)       (127,094)
Loan collateral
interest received             281            --                60            --               352            --              --
Transfers for
policy loans                  203            (204)            (85)           --               113            --              --
Contract charges           (6,345)         (5,376)        (11,825)         (2,272)        (22,747)         (8,916)         (1,132)
Miscellaneous              14,574           2,047          19,421             906          (1,703)          2,914           3,257
                     -------------------------------------------------------------------------------------------------------------
Total net
accumulation unit       2,890,622       1,784,083       2,149,128         569,409       2,289,544         690,714       7,420,737
transactions
                     -------------------------------------------------------------------------------------------------------------
Increase
(decrease) in
net assets              2,057,975        (370,327)     (1,537,249)        (25,678)     (1,968,849)       (997,080)      7,579,313

Net assets,
beginning of
period                 11,741,455       9,014,994      18,071,312       4,177,820      29,631,690      12,000,413         695,468
                     -------------------------------------------------------------------------------------------------------------
NET ASSETS,
END OF PERIOD        $ 13,799,430    $  8,644,667    $ 16,534,064    $  4,152,143    $ 27,662,843    $ 11,003,332    $  8,274,781
                     ============================================================================================================
UNITS ISSUED,
TRANSFERRED AND
REDEEMED:
Beginning balance      877,837.96      764,738.39    1,030,524.99      501,300.74    2,023,959.28      757,511.71       68,296.49
Units issued           154,264.70      111,755.86      119,641.18       61,507.59      266,510.45       57,041.99      225,781.25
Units transferred      131,275.33      101,601.79       58,587.83       59,482.02       (2,347.04)      25,495.04      487,243.34
Units redeemed         (62,571.33)     (34,735.86)     (47,644.51)     (49,889.07)    (108,185.86)     (37,396.86)     (21,570.68)
                     -------------------------------------------------------------------------------------------------------------
Ending balance       1,100,806.66      943,360.18    1,161,109.49      572,401.28    2,179,936.83      802,651.88      759,750.40
                     ============================================================================================================


   The accompanying notes are an integral part of these financial statements.





                      NATIONAL VARIABLE ANNUITY ACCOUNT II
             (A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                        NEUBERGER
                          JP MORGAN SERIES TRUST II      BERMAN          INVESCO VARIABLE INVESTMENT FUND
                        ---------------------------    ----------       -------------------------------------
                           INTERNATIONAL    SMALL       PARTNERS                                      HEALTH
                           OPPORTUNITIES   COMPANY      PORTFOLIO       DYNAMICS      TECHNOLOGY      SCIENCE
                           -------------   -------      ---------       --------      ----------      -------

NET INVESTMENT
INCOME (LOSS)           $    (1,880)   $   (13,725)   $    (8,505)   $    (7,915)   $    (5,136)   $    (8,780)

REALIZED AND
UNREALIZED
LOSS ON
INVESTMENTS:

Capital gains
distributions                22,299           --           25,672           --             --             --

Net realized
loss from
shares sold                 (61,668)      (111,320)       (62,105)      (137,871)      (123,491)       (50,073)

Net unrealized
(depreciation)
appreciation
on investments             (161,843)        14,578         18,748         33,644        (51,702)        43,012
                        --------------------------    -----------    -----------    --------------------------
Net realized
and unrealized
loss on
investments                (201,212)       (96,742)       (17,685)      (104,227)      (175,193)        (7,061)
                        --------------------------    -----------    -----------    --------------------------
DECREASE IN
NET ASSETS
RESULTING
FROM OPERATIONS            (203,092)      (110,467)       (26,190)      (112,142)      (180,329)       (15,841)
                        --------------------------    -----------    -----------    --------------------------
ACCUMULATION
UNIT TRANSACTIONS:
Participant deposits        310,309        146,360        186,313        443,303        322,387        723,903
Transfers between
investment
sub-accounts and
general account, net        212,394         44,572         90,633        975,553        564,049        800,781
Surrenders and lapses       (58,893)       (67,343)       (62,902)       (17,877)       (22,985)       (24,351)
Contract benefits              --             --          (14,738)          --             --             --
Loan collateral
interest received              --             --             --             --             --             --
Transfers for
policy loans                   --             --             --             --             --             --
Contract charges               (622)          (729)          (446)          (142)           (95)          (408)
Miscellaneous                   711            (43)          (120)        (3,035)        (4,175)         1,689
                        --------------------------    -----------    -----------    --------------------------
Total net
accumulation unit           463,899        122,819        198,740      1,397,802        859,181      1,501,614
transactions
                        --------------------------    -----------    -----------    --------------------------
Increase in
net assets                  260,807         12,350        172,550      1,285,660        678,852      1,485,773

Net assets,
beginning of
period                      862,140      1,053,078        775,226         64,753         74,544        209,849
                        --------------------------    -----------    -----------    --------------------------
NET ASSETS,
END OF PERIOD           $ 1,122,947    $ 1,065,428    $   947,777    $ 1,350,413    $   753,392    $ 1,695,623
                        ==========================    ===========    ===========    ==========================
UNITS ISSUED,
TRANSFERRED
AND REDEEMED:
Beginning balance         79,538.84      84,711.61      72,340.65       6,055.31       7,402.18      19,839.77
Units issued              33,709.13      11,666.05      18,711.10      57,060.92      49,772.28      80,093.31
Units transferred         23,072.55       3,552.75       9,102.12     125,570.93      87,081.30      88,599.08
Units redeemed            (6,387.90)     (5,429.28)     (7,854.12)     (2,709.99)     (4,207.94)     (2,552.52)
                        --------------------------    -----------    -----------    --------------------------
Ending balance           129,932.62      94,501.13      92,299.75     185,977.17     140,047.82     185,979.64
                        ==========================    ===========    ===========    ===========================



   The accompanying notes are an integral part of these financial statements.


NATIONAL VARIABLE ANNUITY ACCOUNT II
(A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

NOTES TO THE FINANCIAL STATEMENTS


NOTE 1 - NATURE OF OPERATIONS

National Variable Annuity Account II (the Variable Account) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (National Life). The Variable Account was established by National Life as a separate investment account to invest the net premiums received from the sale of certain variable annuity products. Equity Services, Inc., an indirect wholly-owned subsidiary of National Life, is the principal underwriter for the variable annuity contracts issued by National Life. Sentinel Advisors Company, an indirectly-owned subsidiary of National Life, provides investment advisory services for certain Market Street Fund, Inc. mutual fund portfolios, for mutual fund portfolios within the Sentinel Variable Products Trust (SVPT), and for the SVPT Money Market Fund.

The Variable Account invests the accumulated contractholder account values in shares of mutual fund portfolios within Market Street Fund, Inc. (MSF), Dreyfus, Strong Capital Management, American Century Variable Portfolios, Inc. (ACVP), Alger American Fund, SVPT, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II (VIPF), JP Morgan Series Trust II, Neuberger Berman Management, Inc., and INVESCO Variable Investment Fund. Net premiums received by the Variable Account are deposited in investment portfolios as designated by the contractholder, except for initial net premiums on new contracts which are first invested in the SVPT Money Market Fund. Contractholders may also direct the allocations of their account value between the various investment portfolios within the Variable Account and a declared interest account (within the General Account of National Life) through participant transfers.

There are twenty-eight sub-accounts within the Variable Account as of December 31, 2002. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated contractholder account values of the underlying variable annuity contracts investing in the sub-account.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed in the preparation of the Variable Account's financial statements.

INVESTMENTS

The mutual fund portfolios consist of the Market Street Managed Fund, Market Street Bond Fund, Dreyfus Socially Responsible Growth Fund, Strong Capital Management Opportunity Fund II, Strong Capital Management Growth II*, ACVP VP Value, ACVP VP Income & Growth, Alger American Growth Fund, Alger American Small Cap Fund, Alger American Leveraged All Cap Fund, SVPT Money Market, SVPT Common Stock, SVPT Small Company, SVPT Mid Cap Growth, SVPT Growth Index, VIPF Equity Income, VIPF Overseas, VIPF Growth, VIPF High Income, VIPF Index 500, VIPF Contrafund, VIPF Investment Grade Bond, JP Morgan Series Trust II International Opportunities, JP Morgan Series Trust II Small Company, Neuberger Berman Partners Portfolio, INVESCO Variable Investment Fund Dynamics, INVESCO Variable Investment Fund Technology and INVESCO Variable Investment Fund Health Sciences. The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

*Strong Capital Management Mid Cap Growth was renamed to Growth II during 2002.

INVESTMENT VALUATION

The investments in the Portfolios are valued at the closing net asset value per share as determined by the portfolio at the end of each period. The change in the difference between cost and market value is reflected as unrealized gain
(loss) in the Statements of Operations.

INVESTMENT TRANSACTIONS

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

FEDERAL INCOME TAXES

The operations of the Variable Account are part of, and taxed with, the total operations of National Life. Under existing federal income tax law, investment income and capital gains attributable to the Variable Account are not taxed.


NOTE 3 - CHARGES AND EXPENSES

Mortality and expense risk charges are deducted daily from each sub-account based on an annual rate of 1.25% of each sub-account's net asset value. Such charges reimburse National Life for its assumption of mortality and expense risk. The mortality risk assumed is that the insureds under the policies may die sooner than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies may exceed expected levels.

A contract rider providing certain contract benefit guarantees is available. Contract charges are deducted annually from each contractholder's accumulated account value for the insurance protection provided and are remitted to National Life.

Contract values under $50,000 are assessed an annual fee of $30.

As partial compensation for administrative services provided, National Life also deducts an administration charge each day based on an annual rate of .15% of each sub-account's net asset value.

The SVPT mutual fund portfolios are managed by an affiliate of National Life. During the year ended December 31, 2002, management fees were paid directly by the sub-accounts to the affiliate investment manager. The advisory agreement provides for fees ranging from .25% to .50% based on individual portfolios and average daily net assets. The investment manager currently waives all or a portion of its management fees for some of the sub-accounts. The effective advisory fee rates paid by the sub-accounts in 2002, after taking these waivers into account, range from 0% to .39%. The investment manager expects to waive all or a portion of its management fees for some of the sub-accounts in 2003.


The underlying variable annuity contracts are subject to deferred sales charges. Net premiums paid are subject to these charges if withdrawn within seven years of the date of premium deposit.

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2002 are set forth below:


Portfolio                                                Shares          Cost
---------                                                ------          ----

Market Street Fund
Managed                                                  753,665     $10,769,367
Bond                                                   1,384,885      15,007,924
Dreyfus Socially Responsible Growth Fund                  41,974       1,047,661
Strong Capital Management
Opportunity Fund II                                      512,668       9,586,498
Growth II                                                547,789      10,848,636
American Century Variable Portfolios
VP Value                                               1,516,572      10,261,043
VP Income & Growth                                     1,014,202       6,367,354
Alger American Fund
Growth                                                   447,517      13,011,002
Small Cap                                                330,818       4,172,965
Leveraged All Cap                                         47,712       1,274,012
Sentinel Variable Products Trust
Money Market                                          18,186,639      18,186,639
Common Stock                                           2,256,314      21,134,139
Small Company                                          1,527,763      16,325,184
Mid Cap Growth                                         1,631,036      13,287,282
Growth Index                                             350,479       2,476,252
VIPF
Equity Income                                            755,458      16,658,775
Overseas                                                 627,268       8,246,144
Growth                                                   467,706      17,905,294
High Income                                              852,335       5,739,024
Index 500                                                212,045      29,380,274
Contrafund                                               606,618      13,410,561
Investment Grade Bond                                  1,472,765      19,090,339
JP Morgan Series Trust II
International Opportunities                              153,374       1,107,625
Small Company                                             97,219       1,200,897
Neuberger Berman Partners Portfolio                       90,745       1,213,814
INVESCO Variable Investment Fund
Dynamics                                                 183,359       1,902,336
Technology                                                97,846       1,035,480
Health Sciences                                          204,868       3,308,279
                                                                   -------------
Total                                                              $ 273,954,800
                                                                   =============


The cost also represents the aggregate cost for federal income tax purposes.

NOTE 5 - PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2002 aggregated the following:

Portfolio                                               Purchases       Proceeds

Market Street Fund
Managed                                              $ 3,918,579     $ 1,871,698
Bond                                                   9,848,961       4,786,045
Dreyfus Socially Responsible Growth Fund                 666,382         102,600
Strong Capital Management
Opportunity Fund II                                    4,651,409       2,022,012
Growth II                                              1,796,573       2,551,215
American Century Variable Portfolios
VP Value                                               7,839,470       3,395,225
VP Income & Growth                                     2,568,325       1,413,846
Alger American Fund
Growth                                                13,370,514      13,941,705
Small Cap                                             18,062,696      18,686,819
Leveraged All Cap                                      1,644,839       1,183,787
Sentinel Variable Products Trust
Money Market                                          48,967,308      46,490,668
Common Stock                                           8,594,965       5,620,440
Small Company                                         11,036,887       5,637,494
Mid Cap Growth                                         3,353,314       3,843,885
Growth Index                                           1,898,878         501,070
VIPF
Equity Income                                          6,720,067       3,508,371
Overseas                                               8,406,624       8,384,126
Growth                                                 3,708,764       4,255,287
High Income                                            2,435,278       1,231,152
Index 500                                              7,903,930       7,677,351
Contrafund                                             3,677,558       2,516,234
Investment Grade Bond                                 17,661,489       6,863,989
JP Morgan Series Trust II
International Opportunities                            2,313,443       2,122,776
Small Company                                            738,694         543,240
Neuberger Berman Partners Portfolio                      800,720         437,610
INVESCO Variable Investment Fund
Dynamics                                               1,718,913         810,539
Technology                                             1,098,050         549,492
Health Sciences                                        2,523,329         764,350

NOTE 6 - FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Segment and the expense ratios, excluding expenses of the underlying funds, and total return for the years ended 2002 and 2001 as follows:

                                      2002
                                                                                        Ratio of
                                                                             Ratio of   dividend
                                         Unit Value                        expenses to  income to
                                       (beginning of Unit Value             average net average net
Portfolio                         Units     year) (end of year) Net Assets    assets*   assets**    Total Return***
--------------------------------------------------------------------------------------------------------------------
Market Street Fund
Managed                          916,629.63   11.55   10.22     9,368,062      1.38%     2.58%      (11.51%)
Bond                           1,213,264.09   12.14   13.06    15,843,081      1.32%     3.48%        7.56%
Dreyfus Socially
Responsible Growth               148,267.80    7.64    5.35       793,311      1.35%     0.28%      (29.97%)
Strong Capital Management
Opportunity Fund II              593,692.26   16.60   11.98     7,110,699      1.40%     0.47%      (27.85%)
Growth II                        593,006.69   15.34    9.45     5,603,885      1.48%     0.00%      (38.40%)
American Century
Variable Portfolios
VP Value                         816,576.88   13.19   11.37     9,281,419      1.34%     0.74%      (13.83%)
VP Income & Growth               647,417.35   10.17    8.08     5,233,281      1.40%     1.04%      (20.52%)
Alger American Fund
Growth                         1,112,587.18   14.99    9.91    11,022,333      1.24%     0.04%      (33.91%)
Small Cap                        627,551.21    8.85    6.44     4,039,286      1.25%     0.00%      (27.27%)
Leveraged All Cap                183,800.39    8.30    5.41       994,790      1.33%     0.01%      (34.79%)
Sentinel Variable
Products Trust
Money Market                   1,551,827.66   11.73   11.72    18,186,639      1.36%     1.28%       (0.09%)
Common Stock                   1,800,411.01   11.91    9.71    17,486,431      1.40%     1.23%      (18.45%)
Small Company                    937,943.44   18.54   15.73    14,758,188      1.34%     0.30%      (15.13%)
Mid Cap Growth                 1,000,052.44   12.70    9.51     9,508,939      1.44%     0.00%      (25.13%)
Growth Index                     357,764.90    8.07    6.04     2,162,452      1.29%     0.75%      (25.10%)
VIPF
Equity Income                  1,336,207.02   12.54   10.27    13,719,121      1.40%     1.61%      (18.12%)
Overseas                         956,027.37    9.16    7.20     6,887,404      1.42%     0.79%      (21.35%)
Growth                         1,116,957.82   14.24    9.82    10,963,029      1.47%     0.27%      (31.07%)
High Income                      683,024.77    7.25    7.40     5,054,349      1.36%     9.87%        2.07%
Index 500                      2,177,585.48   12.69    9.73    21,187,584      1.44%     1.37%      (23.33%)
Contrafund                       895,933.04   13.71   12.26    10,979,788      1.38%     0.79%      (10.61%)
Investment Grade Bond          1,702,427.77   10.89   11.85    20,176,879      1.26%     2.42%        8.83%
JP Morgan Series
Trust II
International
Opportunities                    158,604.86    8.64    6.96     1,104,290      1.38%     0.45%      (19.42%)
Small Company                    115,400.73   11.27    8.71     1,005,241      1.36%     0.20%      (22.71%)
Neuberger Berman
Partners Portfolio               134,673.28   10.27    7.68     1,034,497      1.40%     0.45%      (25.20%)
INVESCO Variable
Investment Funds
Dynamics                         321,110.70    7.26    4.88     1,565,885      1.38%     0.00%      (32.83%)
Technology                       283,490.20    5.38    2.82       799,400      1.44%     0.00%      (47.59%)
Health Sciences                  414,706.10    9.12    6.79     2,816,940      1.30%     0.00%      (25.52%)



                                                           2001
                                                                                                          Ratio of
                                                           Unit     Unit                   Ratio of      dividend
                                                           Value    Value                  expenses to   income
                                                        (beginning (end of                average net   to average    Total
Portfolio                                      Units     of year)    year)     Net Assets   assets*    net assets**  Return***
------------------------------------------------------------------------------------------------------------------------------
Market Street Fund
Managed                                     742,241.96     12.60     11.55     8,571,857      1.39%      3.37%      (8.34%)
Bond                                        831,321.19     11.46     12.14    10,090,540      1.30%      4.30%       5.92%
Dreyfus Socially Responsible Growth          64,416.84     10.00      7.64       491,883      1.13%      0.09%     (23.64%)
Strong Capital Management
Opportunity Fund II                         422,080.77     17.48     16.60     7,004,736      1.39%      0.41%      (5.06%)
Mid Cap Growth                              649,737.70     22.48     15.34     9,969,426      1.52%       --       (31.74%)
American Century Variable Portfolios
VP Value                                    497,921.29     11.86     13.19     6,567,803      1.24%      0.71%      11.22%
VP Income & Growth                          513,559.72     11.25     10.17     5,220,862      1.42%      0.74%      (9.64%)
Alger American Fund
Growth                                    1,176,016.07     17.24     14.99    17,631,187      1.47%      0.24%     (13.04%)
Small Cap                                   713,337.23     12.73      8.85     6,310,943      1.52%      0.05%     (30.50%)
Leveraged All Cap                           122,328.68     10.02      8.30     1,015,869      1.20%       --       (17.12%)
Sentinel Variable Products Trust
Money Market                              1,339,572.89     11.47     11.73    15,709,999      1.30%      3.19%       2.25%
Common Stock                              1,550,727.39     13.15     11.91    18,475,038      1.37%      1.26%      (9.40%)
Small Company                               641,556.80     17.84     18.54    11,892,223      1.31%      0.40%       3.90%
Mid Cap Growth                            1,037,504.10     17.01     12.70    13,178,022      1.48%       --       (25.33%)
Growth Index                                152,290.12      9.45      8.07     1,228,844      1.06%      0.47%     (14.61%)
VIPF
Equity Income                             1,100,806.66     13.38     12.54    13,799,430      1.40%      1.59%      (6.31%)
Overseas                                    943,360.18     11.79      9.16     8,644,667      1.45%      5.20%     (22.28%)
Growth                                    1,161,109.49     17.54     14.24    16,534,064      1.46%      0.08%     (18.81%)
High Income                                 572,401.28      8.33      7.25     4,152,143      1.44%     12.68%     (12.92%)
Index 500                                 2,179,936.83     14.64     12.69    27,662,843      1.44%      1.19%     (13.32%)
Contrafund                                  802,651.88     15.84     13.71    11,003,332      1.42%      0.81%     (13.46%)
Investment Grade Bond                       759,750.40     10.18     10.89     8,274,781      1.09%      1.02%       6.99%
JP Morgan Series Trust II
International Opportunities                 129,932.62     10.84      8.64     1,122,947      1.38%      1.19%     (20.27%)
Small Company                                94,501.13     12.43     11.27     1,065,428      1.41%      0.04%      (9.30%)
Neuberger Berman Partners Portfolio          92,299.75     10.72     10.27       947,777      1.40%      0.34%      (4.21%)
INVESCO Variable Investment Funds
Dynamics                                    185,977.17     10.69      7.26     1,350,413      1.14%       --       (32.08%)
Technology                                  140,047.82     10.07      5.38       753,392      1.21%       --       (46.58%)
Health Sciences                             185,979.64     10.58      9.12     1,695,623      1.21%      0.47%     (13.83%)


* These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

** These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

*** These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

NOTE 7 - DISTRIBUTION OF NET INCOME

The Variable Account does not expect to declare dividends to contractholders from accumulated net income. The accumulated net income will be distributed to contractholders as withdrawals (in the form of death benefits, surrenders or contract loans) in excess of the contractholders' net contributions to the Variable Account.


NOTE 8 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (IRC), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.


NOTE 9 - LOANS

Policyholders may obtain loans as outlined in the variable annuity contract. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Segment to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Segment.


NOTE 10 - MARKET STREET SUBSTITUTIONS

During 2003, the Company plans to substitute the balance of the Market Street funds with newly created funds of the SVPT.

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Financial statements and schedule included in Prospectus

                           Condensed Financial Information

                  (2)      Financial statements and schedule included in Part B:

         National Life Insurance Company:

                  Independent Auditor's Report.



                     Consolidated Balance Sheets (GAAP Basis) as of December 31, 2002 and 2001.


                     Consolidated Statements of Operations and Policyholder's Equity (GAAP basis) for the years ended December 31, 2002 and 2001.


                     Consolidated Statements of Cash Flows (GAAP Basis) for the years ended December 31, 2002 and 2001.


                     Notes to Consolidated Financial Statements

                     Independent Auditor's Report.



         National Variable Annuity Account II

                  Independent Auditor's Report

                     Statement of Assets

                     Statement of Operations

                     Statement of Changes in Net Assets

                     Notes to Financial Statements




         (b)      Exhibits

                  (1)      Resolution of the Depositor's Board of
                           Directors authorizing the establishment of the Registrant.(1)

                  (2)      Not Applicable

                  (3) Distribution Agreement between the Variable Account/Registrant and Principal
                           Underwriter (2)

                  (4)  (a) The form of the variable annuity
                           contract (2)

                       (b) Enhanced Death Benefit Rider (2)

                       (c) Guaranteed Account Endorsement (10)

                       (d) Accelerated Benefits Rider - Covered Chronic
                           Illness (10)

                       (e) Accelerated Benefits Rider - Terminal Illness (10)

                  (5)      Variable Annuity Application (2)

                  (6)      Articles of Incorporation and By-Laws of
                           Depositor (3).


                  (7)      Reinsurance agreements
                           (1) Automatic Modified-Coinsurance (Mod-Co)
                           Reinsurance and Service Agreement, between National Life Insurance Company and xxxxxx, effective as of September 1, 1998. (11)

                           (8)      (a)     Participation Agreement by  and
                                    among Market Street Fund, Inc., National
                                    Life Insurance Company and PML Securities
                                    Company. dated January, 30, 1996 (4).

                                    1.      Form of Amendment No. 1 dated
                                    June 20, 1997 by & among Market Street
                                    Fund, Inc., National Life Insurance
                                    Company, and 1717 Capital Management
                                    (formerly PML Securities Company) (7).

                                    (b)     Participation Agreement by
                                    and among Variable Insurance Products Fund,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company, (now
                                    National Life Insurance Company), dated
                                    August 1, 1989 (7).

                                    1.     Form of Amendment No. 1 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributions Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated January 1, 1996
                                    (5).

                                    2.      Form of Amendment No. 2 to
                                    Participation Agreement by and among
                                    Variable Insurance Products Fund, Fidelity
                                    Distributors Corporation and Vermont Life
                                    Insurance Company (now National Life
                                    Insurance Company) dated April 28,
                                    1997 (2).

                                    (c)     Participation Agreement by
                                    and among The Alger American Fund, National
                                    Life Insurance Company and Fred Alger and
                                    Company, dated January 31, 1995 (4).

                                    1.      Form of amended Schedule A to the
                                    Participation Agreement by and among The
                                    Alger American Fund, National Life
                                    Insurance Company and Fred Alger Company,
                                    Dated April 25, 1997 (2).

                                    (d)     Form of Participation Agreement by
                                    and among National Life Insurance Company,
                                    National Life Variable Annuity Account II and Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., and Strong Funds Distributors, Inc., dated
                                    May 7, 1997 (2).

                                    (e)     Participation Agreement by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 1, 1990 (7).

                                    (1)      Form of Amendment No. 1 by and
                                    among Variable Insurance Products Fund II,
                                    Fidelity Distributors Corporation and
                                    Vermont Life Insurance Company (now
                                    National Life Insurance Company) dated
                                    April 28, 1997 (2).

                                    (g)      Form of Participation Agreement
                                    between National Life Insurance Company and
                                    American Century Investment, Inc. (6).

                                    (h)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    Neuberger & Berman Advisers Managers
                                    Trust (6).

                                    (i)     Form of Participation Agreement
                                    between National Life Insurance Company and
                                    J. P. Morgan Series Trust II (6).

                                    (k)     Participation Agreement between
                                    National Life Insurance Company and The
                                    Dreyfus Socially Responsible Growth Fund,
                                    Inc.(8 )

                                    (l)     Participation Agreement between
                                    National Life Insurance Company, INVESCO
                                    Variable Investment Funds, Inc.; INVESCO
                                    Funds Group, Inc., and INVESCO
                                    Distributors, Inc. (9)

                            (9) Opinion and consent of D. Russell Morgan, Assistant General Counsel of National Life Insurance Company.

                           (10)     (a)      Consent of Sutherland Asbill &
                                    Brennan LLP

                                    (b)      Consent of PriceWaterhouseCoopers
                                    LLP.

                           (11)     Not Applicable.

                           (12)     Not Applicable.

                           (13)     Performance Advertising Calculation
                                    Schedules (2)

                           (14)     Powers of Attorney.

                                            (a) Robert E. Boardman (1)
                                            (b) A. Gary Shilling (1)
                                            (c) Jeremiah E. Casey
                                            (d) Thomas H. MacLeay

(1) Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on
    January 10, 1997.

  (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.

  (3) Incorporated herein by reference to the to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February 11, 1999.

  (4) Incorporated herin by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.

  (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed December 29, 1995.

  (6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed April 16, 1998.

  (7) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999.

  (8) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.

  (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.
(10) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.


(11)   To be filed by amendment







 Item 25. Directors and Officers of the Depositor


Name and Principal Business Address*        Position with Depositor
------------------------------------        -----------------------
Thomas H. MacLeay                         Chairman of the Board & CEO and
                                          Director

James A. Mallon                           President & Chief Operating Officer
                                          and Director

Robert E. Boardman                        Director
Hickok & Boardman Financial Network
346 Shelburne Street, P. O. Box 1064
Burlington, VT  05402-1064

Jeremiah E. Casey                         Director
Allfirst Financial, Inc.
25 S. Charles Street
Baltimore, MD  21201

Bruce Lisman                              Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY  10179

A. Gary Shilling                          Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springield, NJ  07081-1020


                                      C-3




Edward J. Bonach                          Executive Vice President & Chief
                                             Financial Officer
Rodney A. Buck                            Executive Vice President & Chief
                                             Investment Officer
Gregory H. Doremus                        Senior Vice President - New Business &
                                             Customer Service
Michele S. Gatto                          Senior Vice President & General
                                             Counsel
Charles C. Kittredge                      Senior Vice President - Marketing
                                             Development & Operations
Wade H. Mayo                              Senior Vice President
Ruth B. Smith                             Senior Vice President - Registered
                                             Product & Life Event Distribution.
Joseph A. Miller                          Senior Vice President
Michael A. Tahan                          Senior Vice President & Chief
                                             Information Officer
James K. McQuestion                       Secretary of the Corporation
Eileen von Gal                            Treasurer



*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

                  A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below.

         All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

         National Life Insurance Company owns 100% of Administrative Services, Inc. and National Financial Services, Inc. National Financial Services, Inc. owns 66.667% of LSW National Holdings, Inc.; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest.

         National Life Insurance Company owns 100% of National Life Investment Management Company, Inc. National Life Investment Management Company, Inc. owns 100% of Sentinel Advisors, Inc., Equity Services, Inc. and NL Capital Management, Inc. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation. Sentinel Administrative Service Corporation is the majority partner of Sentinel Administrative Service Company and Sentinel Advisors, Inc. is the majority partner of Sentinel Advisors Company.

         National Life Investment Management Company, Inc. is the majority partner of Sentinel Management Company, and Sentinel Financial Services Company. Sentinel Management Company owns 100% of American Guaranty & Trust Company.

Item 27. Number of Contract Owners


         As of March 31, 2003, 6,841 contracts are in force.


Item 28. Indemnification

         The By-Laws of Depositor provide, in part in Article VI, as follows:

         7.1  Indemnification.

         (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

         (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29  Principal Underwriter

         (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.

         (b) The following information is furnished with respect to the officers and directors of ESI:



Name and Principal               Positions and Offices
Business Address*                with ESI
-----------------                --------
Joseph M. Rob                    Chairman of the Board
Kenneth R. Ehinger               President & Chief Executive Officer
John M. Grab, Jr.                Senior Vice President & Chief Financial Officer
Stephen A. Englese               Senior Vice President - Financial Products
Budd A. Shedaker                 Assistant Vice President - Communications
Greg D. Teese                    Vice President - Compliance
D. Russell Morgan                Counsel
Sharon E. Bernard                Treasurer & Controller
James K. McQueston               Secretary
Thomas H. MacLeay                Director
Rodney A. Buck                   Director
Edward J. Bonach                 Director



*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.


Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.


Item 31. Management Services

         All management contracts are discussed in Part A or Part B.


Item 32  Undertakings

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

         (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

         (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 30th day of April, 2003.


                                             NATIONAL VARIABLE ANNUITY
                                             ACCOUNT II (Registrant)

                                             By: NATIONAL LIFE INSURANCE COMPANY



Attest:/S/ CHRISTOPHER M. NERONHA           By: /S/ THOMAS H. MACLEAY
       --------------------------               ---------------------
           Christopher M. Neronha               Thomas H. MacLeay
           Assistant Secretary                  Chairman and
                                                Chief Executive Officer




                                            By:  NATIONAL LIFE INSURANCE COMPANY
                                                           (Depositor)



Attest:/S/ CHRISTOPHER M. NERONHA            By: /S/ THOMAS H. MACLEAY
       --------------------------             ---------------------
           Christopher M. Neronha               Thomas H. MacLeay
           Assistant Secretary                  Chairman and
                                                Chief Executive Officer

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

SIGNATURE                  TITLE                                    DATE


/S/ THOMAS H. MACLEAY      Chairman, Chief Executive      April 30, 2003
 ---------------------
Thomas H. MacLeay          Officer, and Director


/S/JAMES A. MALLON         President, Chief Operating     April 30, 2003
------------------
James A. Mallon            Officer and Director


/S/ EDWARD BONACH          Executive Vice President &     April 30, 2003
-----------------
Edward Bonach              Chief Financial Officer



ROBERT E. BOARDMAN*        Director                       April 30, 2003
------------------
Robert E. Boardman


JEREMIAH E. CASEY*         Director                       April, 30, 2003
-----------------
Jeremiah E. Casey

----------------
Bruce Lisman               Director


A. GARY SHILLING*          Director                       April 30, 2003
----------------
A. Gary Shilling



*By/S/ THOMAS H. MACLEAY                                  Date: April 30, 2003
   ---------------------
      Thomas H. MacLeay
      Pursuant to Power of Attorney